                                                    This filing is made pursuant
                                                           to Rule 497 under the
                                            Securities Act of 1933 in connection
                                                 with Registration No. 333-67685


                      STATEMENT OF ADDITIONAL INFORMATION

         FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS ISSUED BY

                         VARIABLE ANNUITY ACCOUNT FIVE
                        SEASONS SELECT VARIABLE ANNUITY

                DEPOSITOR: AIG SUNAMERICA LIFE ASSURANCE COMPANY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated August 29, 2005, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 PO. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299

    THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS AUGUST 29, 2005.

TABLE OF CONTENTS


Separate Account............................................    3

General Account.............................................    3

Support Agreement Between the Company and AIG...............    4

Performance Data............................................    4

Annuity Payments............................................    6

Annuity Unit Values.........................................    6

Taxes.......................................................    9

Distribution of Contracts...................................   13

Financial Statements........................................   13

SEPARATE ACCOUNT
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Variable Annuity Account Five was originally established by AIG SunAmerica Life Assurance Company (the "Company") on July 3, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES, with the assets of each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

GENERAL ACCOUNT
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The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to fixed and/or
DCA fixed
account options of various available periods offered in connection with the General Account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                 SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.

PERFORMANCE DATA
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From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES as well as for any Cash Management Portfolio. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

CASH MANAGEMENT PORTFOLIO


Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                     Base Period Return = (EV-SV-CMF)/(SV)

    where:

        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES and the general account so that each SELECT PORTFOLIO'S, FOCUSED PORTFOLIO'S and/or STRATEGY's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

OTHER PORTFOLIOS

The Portfolios of the separate account compute their performance data as "total return."

TOTAL RETURN FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

                       P (1 + T) TO THE POWER OF n = ERV

    where:

        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

ANNUITY PAYMENTS
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INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

If contract holders elect to begin Income Payments using the Income Protector feature, the Income Benefit Base is determined as described in the prospectus. The initial monthly Income Payment is determined by applying the annuitization factor specifically designated for use in conjunction with the Income Protector feature (either in the Contract or in the Endorsement) to the Income Benefit Base and then dividing by 1,000. The Income Benefit Base must be divided by 1,000 since the annuitization factors included in those tables are based on a set amount per $1,000 of Income Benefit Base. The amount of the second and each subsequent Income Payment is the same as the first monthly payment. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated Joint Annuitant, if any, and the Income Option selected.

ANNUITY UNIT VALUES
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The value of an Annuity Unit is determined independently for each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY exceeds 3.5%, variable annuity payments derived from allocations to that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES elected, and the amount of each annuity payment will vary accordingly.

For each SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a certain month is determined by dividing (a) by (b) where:

(a) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of that month, and

(b) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of the preceding month.

The NIF for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a given month is a measure of the net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                             NIF = ($11.46/$11.44)

                                 = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                       1/[(1.035) /\ (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31).
Assume also that the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on the Annuity Date and thus reflects the investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY). The net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

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                                      TAXES
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General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2005 is $14,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $4,000 in 2005 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $42,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, are included in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the fixed account options.

The financial statements of Variable Annuity Account Five at April 30, 2005, and for each of the two years in the period ended April 30, 2005, are also included in this Statement of Additional Information.


PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above have been so included or incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS



                                                                        Page
                                                                      Number(s)
                                                                      ---------
Report of Independent Registered Public Accounting Firm                  F-2

Consolidated Balance Sheet - December 31, 2004 and
December 31, 2003                                                    F-3 to F-4

Consolidated Statement of Income and Comprehensive
Income - Years Ended December 31, 2004, 2003 and 2002                F-5 to F-6

Consolidated Statement of Cash Flows - Years Ended
December 31, 2004, 2003 and 2002                                     F-7 to F-8

Notes to Consolidated Financial Statements                           F-9 to F-38

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.



PricewaterhouseCoopers LLP
Los Angeles, California
April 15, 2005

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET


                                                                December 31,   December 31,
                                                                    2004           2003
                                                                -----------    -----------

                                                                      (in thousands)
ASSETS

Investments and cash:
  Cash and short-term investments                               $   201,117    $   133,105
  Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost: December 31, 2004,
    $5,007,868; December 31, 2003, $5,351,183)                    5,161,027      5,505,800
  Mortgage loans                                                    624,179        716,846
  Policy loans                                                      185,958        200,232
  Mutual funds                                                        6,131         21,159
  Common stocks available for sale, at fair value (cost:
    December 31, 2004, $4,876; December 31, 2003, $635)               4,902            727
  Real estate                                                        20,091         22,166
  Securities lending collateral                                     883,792        514,145
  Other invested assets                                              38,789         10,453
                                                                -----------    -----------

  Total investments and cash                                      7,125,986      7,124,633

Variable annuity assets held in separate accounts                22,612,451     19,178,796
Accrued investment income                                            73,769         74,647
Deferred acquisition costs                                        1,349,089      1,268,621
Other deferred expenses                                             257,781        236,707
Income taxes currently receivable from Parent                         9,945         15,455
Receivable from brokers for sales of securities                         161             --
Goodwill                                                             14,038         14,038
Other assets                                                         52,795         58,830
                                                                -----------    -----------

TOTAL ASSETS                                                    $31,496,015    $27,971,727
                                                                ===========    ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                               December 31,   December 31,
                                                                   2004           2003
                                                               -----------    -----------

                                                                     (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity and fixed accounts of variable
    annuity contracts                                          $ 3,948,158    $ 4,274,329
  Reserves for universal life insurance contracts                1,535,905      1,609,233
  Reserves for guaranteed investment contracts                     215,331        218,032
  Reserves for guaranteed benefits                                  76,949         12,022
  Securities lending payable                                       883,792        514,145
  Due to affiliates                                                 21,655         19,289
  Payable to brokers                                                    --          1,140
  Other liabilities                                                190,198        247,435
                                                               -----------    -----------

  Total reserves, payables and accrued liabilities               6,871,988      6,895,625

Variable annuity liabilities related to separate accounts       22,612,451     19,178,796

Subordinated notes payable to affiliates                                --         40,960

Deferred income taxes                                              257,532        242,556
                                                               -----------    -----------

Total liabilities                                               29,741,971     26,357,937
                                                               -----------    -----------

Shareholder's equity:
  Common stock                                                       3,511          3,511
  Additional paid-in capital                                       758,346        709,246
  Retained earnings                                                919,612        828,423
  Accumulated other comprehensive income                            72,575         72,610
                                                               -----------    -----------

  Total shareholder's equity                                     1,754,044      1,613,790
                                                               -----------    -----------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                     $31,496,015    $27,971,727
                                                               ===========    ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                 Years Ended December 31,
                                                          -------------------------------------
                                                             2004          2003          2002
                                                          ---------     ---------     ---------

                                                                      (in thousands)
REVENUES:
  Fee income:
    Variable annuity policy fees, net of reinsurance      $ 369,141     $ 281,359     $ 286,919
    Asset management fees                                    89,569        66,663        66,423
    Universal life insurance fees, net of reinsurance        33,899        35,816        36,253
    Surrender charges                                        26,219        27,733        32,507
    Other fees                                               15,753        15,520        21,900
                                                          ---------     ---------     ---------
      Total fee income                                      534,581       427,091       444,002

Investment income                                           363,594       402,923       387,355
Net realized investment losses                              (23,807)      (30,354)      (65,811)
                                                          ---------     ---------     ---------


Total revenues                                              874,368       799,660       765,546
                                                          ---------     ---------     ---------

BENEFITS AND EXPENSES:

Interest expense:
  Fixed annuity and fixed accounts of variable annuity
    contracts                                               140,889       153,636       142,973
  Universal life insurance contracts                         73,745        76,415        80,021
  Guaranteed investment contracts                             6,034         7,534        11,267
  Subordinated notes payable to affiliates                    2,081         2,628         3,868
                                                          ---------     ---------     ---------
Total interest expense                                      222,749       240,213       238,129
Amortization of bonus interest                               10,357        19,776        16,277
General and administrative expenses                         131,612       119,093       115,210
Amortization of deferred acquisition costs and
  other deferred expenses                                   157,650       160,106       222,484
Annual commissions                                           64,323        55,661        58,389
Claims on universal life contracts, net of reinsurance
  recoveries                                                 17,420        17,766        15,716
Guaranteed minimum death benefits,
  net of reinsurance recoveries                              58,756        63,268        67,492
                                                          ---------     ---------     ---------

Total benefits and expenses                                 662,867       675,883       733,697
                                                          ---------     ---------     ---------

PRETAX INCOME BEFORE CUMULATIVE
  EFFECT OF ACCOUNTING CHANGE                               211,501       123,777        31,849

Income tax expense                                            6,410        30,247           160
                                                          ---------     ---------     ---------

NET INCOME BEFORE CUMULATIVE
  EFFECT OF ACCOUNTING CHANGE                               205,091        93,530        31,689

Cumulative effect of accounting change, net of tax          (62,589)           --            --
                                                          ---------     ---------     ---------

NET INCOME                                                $ 142,502     $  93,530     $  31,689
                                                          ---------     ---------     ---------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                              Years Ended December 31,
                                                       -------------------------------------
                                                          2004          2003          2002
                                                       ---------     ---------     ---------

                                                                   (in thousands)
OTHER COMPREHENSIVE INCOME (LOSS),
  NET OF TAX:
  Net unrealized gains (losses) on debt and equity
    securities available for sale identified in the
    current period less related amortization of
    deferred acquisition costs and other deferred
    expenses                                           $ (20,487)    $  67,125     $  20,358
  Less reclassification adjustment for net realized
    losses included in net income                         19,263        19,194        52,285

  Net unrealized gains (losses) on foreign currency        1,170            --            --

  Change related to cash flow hedges                          --            --        (2,218)

  Income tax (benefit) expense                                19       (30,213)      (24,649)
                                                       ---------     ---------     ---------

OTHER COMPREHENSIVE INCOME (LOSS)                            (35)       56,106        45,776
                                                       ---------     ---------     ---------

COMPREHENSIVE INCOME                                   $ 142,467     $ 149,636     $  77,465
                                                       =========     =========     =========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                      Years Ended December 31,
                                                            -------------------------------------------
                                                                2004            2003            2002
                                                            -----------     -----------     -----------

                                                                           (in thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                                  $   142,502     $    93,530     $    31,689
Adjustments to reconcile net income to net cash provided
  by operating activities:
  Cumulative effect of accounting change, net of tax             62,589              --              --
  Interest credited to:
    Fixed annuity and fixed accounts of variable
    annuity contracts                                           140,889         153,636         142,973
    Universal life insurance contracts                           73,745          76,415          80,021
    Guaranteed investment contracts                               6,034           7,534          11,267
  Net realized investment losses                                 23,807          30,354          65,811
  Accretion of net discounts on investments                      (1,277)         (9,378)         (2,412)
  Loss on other invested assets                                     572           2,859           3,932
  Amortization of deferred acquisition costs and other
    expenses                                                    168,007         179,882         238,761
  Acquisition costs deferred                                   (246,033)       (212,251)       (204,833)
  Other expenses deferred                                       (62,906)        (70,158)        (77,602)
  Depreciation of fixed assets                                    1,619           1,718             860
  Provision for deferred income taxes                            49,337        (129,591)        106,044
  Change in:
    Accrued investment income                                       878             679          13,907
    Other assets                                                  4,416         (12,349)          4,736
    Income taxes currently payable to/receivable from
      Parent                                                       5157         148,898         (43,629)
    Due from/to affiliates                                        2,366         (36,841)         (7,743)
    Other liabilities                                             7,485          10,697          (7,143)
  Other, net                                                      2,284          14,885          10,877
                                                            -----------     -----------     -----------

NET CASH PROVIDED BY OPERATING
  ACTIVITIES                                                    381,471         250,519         367,516
                                                            -----------     -----------     -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks                 (964,705)     (2,078,310)     (2,403,362)
  Mortgage loans                                                (31,502)        (44,247)       (128,764)
  Other investments, excluding short-term investments           (33,235)        (20,266)        (65,184)
Sales of:
  Bonds, notes and redeemable preferred stocks                  383,695       1,190,299         849,022
  Other investments, excluding short-term investments            22,283          12,835             825
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks                  898,682         994,014         615,798
  Mortgage loans                                                125,475          67,506          82,825
  Other investments, excluding short-term investments            10,915          72,970         114,347
                                                            -----------     -----------     -----------
NET CASH PROVIDED BY (USED IN) INVESTING
  ACTIVITIES                                                $   411,608     $   194,801     $  (934,493)
                                                            -----------     -----------     -----------


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                               Years Ended December 31,
                                                     -------------------------------------------
                                                         2004            2003            2002
                                                     -----------     -----------     -----------

                                                                    (in thousands)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                $ 1,360,319     $ 1,553,000     $ 1,731,597
  Universal life insurance contracts                      45,183          45,657          49,402
Net exchanges from the fixed accounts of variable
  annuity contracts                                   (1,332,240)     (1,108,030)       (503,221)
Withdrawal payments on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                   (458,052)       (464,332)       (529,466)
  Universal life insurance contracts                     (69,185)        (61,039)        (68,444)
  Guaranteed investment contracts                         (8,614)       (148,719)       (135,084)
Claims and annuity payments, net of
  reinsurance, on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                   (108,691)       (109,412)        (98,570)
  Universal life insurance contracts                    (105,489)       (111,380)       (100,995)
Net receipt from (repayments of) other short-term
  financings                                             (41,060)         14,000              --
Net payment related to a modified coinsurance
  transaction                                             (4,738)        (26,655)        (30,282)
Capital contribution received from Parent                     --              --         200,000
Dividends paid to Parent                                  (2,500)        (12,187)        (10,000)
                                                     -----------     -----------     -----------

NET CASH (USED IN) PROVIDED BY
  FINANCING ACTIVITIES                                  (725,067)       (429,097)        504,937
                                                     -----------     -----------     -----------

NET INCREASE (DECREASE) IN CASH AND
  SHORT-TERM INVESTMENTS                                  68,012          16,223         (62,040)

CASH AND SHORT-TERM INVESTMENTS AT
  BEGINNING OF PERIOD                                    133,105         116,882         178,922
                                                     -----------     -----------     -----------

CASH AND SHORT-TERM INVESTMENTS AT
  END OF PERIOD                                      $   201,117     $   133,105     $   116,882
                                                     ===========     ===========     ===========


SUPPLEMENTAL CASH FLOW FORMATION:

Interest paid on indebtedness                        $     2,081     $     2,628     $     3,868
                                                     ===========     ===========     ===========

Net income taxes (received) paid to Parent           $   (47,749)    $    10,989     $     5,856
                                                     ===========     ===========     ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    BASIS OF PRESENTATION

      AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products.

      The Company changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      Effective January 1, 2004, the Parent contributed to the Company 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") (formerly SunAmerica Asset Management Corp.) which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") (formerly SunAmerica Capital Services, Inc.) and AIG SunAmerica Fund Services, Inc. ("SFS") (formerly SunAmerica Fund Services, Inc.). Pursuant to this contribution, SAAMCo became a direct wholly owned subsidiary of the Company. Assets, liabilities and shareholder's equity at December 31, 2003 were restated to include $190,605,000, $39,952,000 and $150,653,000, respectively, of
      SAAMCo balances. Similarly, the results of operations and cash flows for the years ended December 31, 2003 and 2002 have been restated for the addition and subtraction to pretax income of $16,345,000 and $4,464,000 to reflect the SAAMCo activity. Prior to this capital contribution to the Company, SAAMCo distributed certain investments with a tax effect of $49,100,000 which was indemnified by its then parent, SALIC. See Note 10 of the Notes to Consolidated Financial Statements.

      SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, are included in the Company's asset management segment (see Note 13). These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 24.8% of deposits in the year ended December 31, 2004, 14.6% of deposits in the year ended December 31, 2003 and 11.9% of deposits in the year ended December 31, 2002. No other independent selling organization was responsible for 10% or more of deposits for any such period. One

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    BASIS OF PRESENTATION (Continued)

      independent selling organization in the asset management operations represented 16.0% of deposits in the year ended December 31, 2004 and 10.8% of deposits in the year ended December 31, 2003. No other independent selling organization was responsible for 10% or more of deposits for any such period.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, deferred other expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Real estate is carried at the lower of cost or net realizable value.

      Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement were $862,481,000 and $502,885,000 as of December 31, 2004 and 2003, respectively, and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the consolidated balance sheet as of December 31, 2004 and 2003, respectively. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

      Other invested assets consist principally of investments in limited partnerships and put options on the S&P 500 index purchased to partially offset the risk of Guaranteed Minimum Account Value ("GMAV") benefits and Guaranteed Minimum Withdrawal ("GMWB") benefits (see Note 7). Limited partnerships are carried at cost. The put options do not qualify for hedge accounting and accordingly are marked to market and changes in market value are recorded through investment income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income. Impairments writedowns totaled $21,050,000, $54,092,000 and $57,273,000 in the years ending December 31,
      2004, 2003 and 2002.

      DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and put options on the S&P 500 index entered into to partially offset the risk of certain guarantees of annuity contract values. The Company is neither a dealer nor a trader in derivative financial instruments.

      The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as component of accumulated other comprehensive income in shareholder's equity.

      Any ineffective portion of cash flow hedges is reported in investment income. On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet.

      Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges. The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

      The Company issues certain variable annuity products that offer an optional GMAV and GMWB living benefit. If elected by the contract holder at the time of contract issuance, the GMAV feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. If elected by the contract holder at the time of contract issuance, the GMWB feature guarantees an annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days, adjusted for any subsequent withdrawals. There is a separate charge to the contract holder for these features. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV and GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities"("FAS 133"), the GMAV and GMWB benefits are considered embedded derivatives that are bifurcated and marked to market and recorded in other liabilities in the consolidated balance sheet. Changes in the market value of the estimated GMAV and GMWB benefits are recorded through investment income.

      Deferred Acquisition Costs ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

      DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying contracts. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to amortization expense on the consolidated statement of income and comprehensive income.

      OTHER DEFERRED EXPENSES: The annuity operations currently offers enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. The Company previously deferred these expenses as part of DAC and reported the amortization of such amounts as part of DAC amortization. Upon implementation of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"), the Company reclassified $155,695,000 of these expenses from DAC to other deferred expenses, which is reported on the consolidated balance

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      sheet. The prior period consolidated balance sheet and consolidated statements of income and comprehensive income presentation has been reclassified to conform to the new presentation. See Recently Issued Accounting Standards below.

      The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

      The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.

      GOODWILL: Goodwill amounted to $14,038,000 (net of accumulated amortization of $18,838,000) at December 31, 2004 and 2003. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2004 and 2003, and has determined that no impairment provision is necessary.

      RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GICs: Reserves for fixed annuity, Fixed Options, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holders' liabilities upon receipt.

      RESERVES FOR GUARANTEED BENEFITS: Reserves for guaranteed minimum death benefits ("GMDB"), earnings enhancement benefit and guaranteed minimum income benefits are accounted for in accordance with SOP 03-1. See Recently Issued Accounting Standards below.

      FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees, commissions and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges,

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned with net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: Prior to the 2004, the Company was included in a consolidated federal income tax return with its Parent. Also, prior to 2004, SAAMCO, SFS and SACS were included in a separate consolidated federal income tax return with their Parent, Saamsun Holdings Corporation. Beginning in 2004, all of these companies are included in the consolidated federal income tax return of their ultimate parent, AIG. Income taxes have been calculated as if each entity files a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1. This statement was effective as of January 1, 2004, and requires the Company to recognize a liability for GMDB and certain living benefits related to its variable annuity contracts, account for enhanced crediting rates or bonus payments to contract holders and modifies certain disclosures and financial statement presentations for these products. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts and the capitalization and amortization of certain other expenses. The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $62,589,000 ($96,291,000 pre-tax) to reflect the liability and the related impact of DAC and reinsurance as of January 1, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS

            The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                  Amortized           Estimated
                                                     Cost             Fair Value
                                                  ----------          ----------

                                                          (in thousands)
      AT DECEMBER 31, 2004:

      U.S. government securities                  $   28,443          $   30,300
      Mortgage-backed securities                     926,274             956,567
      Securities of public utilities                 321,381             332,038
      Corporate bonds and notes                    2,797,943           2,902,829
      Redeemable preferred stocks                     20,140              21,550
      Other debt securities                          913,687             917,743
                                                  ----------          ----------

        Total                                     $5,007,868          $5,161,027
                                                  ==========          ==========


                                                  Amortized           Estimated
                                                     Cost             Fair Value
                                                  ----------          ----------

                                                          (in thousands)
      AT DECEMBER 31, 2003:

      U.S. government securities                  $   22,393          $   24,292
      Mortgage-backed securities                   1,148,452           1,191,817
      Securities of public utilities                 352,998             365,150
      Corporate bonds and notes                    2,590,254           2,697,142
      Redeemable preferred stocks                     21,515              22,175
      Other debt securities                        1,215,571           1,205,224
                                                  ----------          ----------

        Total                                     $5,351,183          $5,505,800
                                                  ==========          ==========

      At December 31, 2004, bonds, notes and redeemable preferred stocks included $386,426,000 that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 10 industries with 19%, 16%, 16% and 10% concentrated in telecommunications, utilities, financial institutions and noncyclical consumer products industries, respectively. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2004, mortgage loans were collateralized by properties located in 30 states, with loans totaling approximately 27%, 11% and 10% of the aggregate carrying value of the portfolio secured by properties located in California, Michigan and Massachusetts, respectively. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2004, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $40,051,000 of bonds.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

      The Company typically utilizes swap agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments.

      At December 31, 2004, $10,505,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

      At December 31, 2004, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2004, follow:

                                                    Amortized        Estimated
                                                       Cost          Fair Value
                                                    ----------       ----------

                                                           (in thousands)

      Due in one year or less                       $  278,939       $  281,954
      Due after one year through five years          2,076,145        2,138,574
      Due after five years through ten years         1,299,345        1,339,499
      Due after ten years                              427,165          444,433
      Mortgage-backed securities                       926,274          956,567
                                                    ----------       ----------

        Total                                       $5,007,868       $5,161,027
                                                    ==========       ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                       Gross            Gross
                                                    Unrealized       Unrealized
                                                       Gains           Losses
                                                    ----------       ----------

                                                           (in thousands)

      AT DECEMBER 31, 2004:

      U.S. government securities                    $    1,857       $       --
      Mortgage-backed securities                        32,678           (2,385)
      Securities of public utilities                    11,418             (761)
      Corporate bonds and notes                        118,069          (13,183)
      Redeemable preferred stocks                        1,410               --
      Other debt securities                             14,871          (10,815)
                                                    ----------       ----------

        Total                                       $  180,303       $  (27,144)
                                                    ==========       ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                                       Gross            Gross
                                                    Unrealized       Unrealized
                                                       Gains           Losses
                                                    ----------       ----------

                                                           (in thousands)

      AT DECEMBER 31, 2003:

      U.S. government securities                    $    1,898       $       --
      Mortgage-backed securities                        46,346           (2,980)
      Securities of public utilities                    13,467           (1,315)
      Corporate bonds and notes                        127,996          (21,108)
      Redeemable preferred stocks                          660               --
      Other debt securities                             24,366          (34,713)
                                                    ----------       ----------

        Total                                       $  214,733       $  (60,116)
                                                    ==========       ==========

      Gross unrealized gains on equity securities aggregated $26,000 at December 31, 2004 and $112,000 at December 31, 2003. There were no unrealized losses on equity securities at December 31, 2004 and gross unrealized losses on equity securities aggregated $20,000 at December 31, 2003.

      The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2004 and 2003 (dollars in thousands).

                                   Less than 12 Months                   12 Months or More                        Total
                           -----------------------------------  -----------------------------------  -------------------------------
                                       Unrealized                           Unrealized                           Unrealized
    December 31, 2004      Fair Value     Loss         Items    Fair Value     Loss         Items    Fair Value     Loss      Items
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
    Mortgage-backed
      securities           $  125,589  $   (1,282)          23  $   40,275  $   (1,103)           9  $  165,864  $   (2,385)      32
    Securities of public
      utilities                46,249        (761)           9           0           0            0      46,249        (761)       9
    Corporate bonds
      and notes               487,923      (7,418)          86      87,194      (5,765)          15     575,117     (13,183)     101
    Other debt securities     207,378      (4,062)          36      79,782      (6,753)          12     287,160     (10,815)      48
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
      Total                $  867,139  $  (13,523)         154  $  207,251  $  (13,621)          36  $1,074,390  $  (27,144)     190
                           ==========  ==========   ==========  ==========  ==========   ==========  ==========  ==========   ======

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                   Less than 12 Months                   12 Months or More                        Total
                           -----------------------------------  -----------------------------------  -------------------------------
                                       Unrealized                           Unrealized                           Unrealized
    December 31, 2003      Fair Value     Loss         Items    Fair Value     Loss         Items    Fair Value     Loss      Items
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
    Mortgage-backed
      securities           $  180,559  $   (2,882)          49  $   13,080  $      (98)           6  $  193,639  $   (2,980)      55
    Securities of public
      utilities                67,626      (1,315)           8          --          --           --      67,626      (1,315)       8
    Corporate bonds
      and notes               276,373     (17,086)          54      30,383      (4,022)           5     306,756     (21,108)      59
    Other debt securities     302,230     (33,951)          54      41,523        (762)           5     343,753     (34,713)      59
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
      Total                $  826,788  $  (55,234)         165  $   84,986  $   (4,882)          16  $  911,774  $  (60,116)     181
                           ==========  ==========   ==========  ==========  ==========   ==========  ==========  ==========   ======

      Realized investment gains and losses on sales of investments are as follows:

                                                Years ended December 31,
                                        ----------------------------------------
                                          2004            2003            2002
                                        --------        --------        --------

                                                     (in thousands)
      BONDS, NOTES AND REDEEMABLE
        PREFERRED STOCKS:
        Realized gains                  $ 12,240        $ 30,896        $ 25,013
        Realized losses                  (12,623)        (11,818)        (32,865)

      COMMON STOCKS:
        Realized gains                         5             561              --
        Realized losses                     (247)           (117)           (169)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      The sources and related amounts of investment income are as follows:

                                                                   Years ended December 31,
                                                         -------------------------------------------
                                                            2004             2003             2002
                                                         ---------        ---------        ---------

                                                                        (in thousands)

      Short-term investments                             $   2,483        $   1,363        $   5,447
      Bonds, notes and redeemable preferred stocks         293,258          321,493          305,480
      Mortgage loans                                        50,825           53,951           55,417
      Partnerships                                             417             (478)          12,344
      Policy loans                                          17,130           15,925           18,796
      Real estate                                             (202)            (331)            (276)
      Other invested assets                                  2,149           13,308           (7,496)
      Less: investment expenses                             (2,466)          (2,308)          (2,357)
                                                         ---------        ---------        ---------

      Total investment income                            $ 363,594        $ 402,923        $ 387,355
                                                         =========        =========        =========


      Investment income was attributable to the following products:

                                                                   Years ended December 31,
                                                         -------------------------------------------
                                                            2004             2003             2002
                                                         ---------        ---------        ---------

                                                                        (in thousands)

      Fixed annuity contracts                            $  34,135        $  37,762        $  41,856
      Variable annuity contracts                           222,660          239,863          201,766
      Guaranteed investment contracts                       13,191           20,660           28,056
      Universal life insurance contracts                    92,645          100,019          105,878
      Asset management                                         963            4,619            9,799
                                                         ---------        ---------        ---------
      Total                                              $ 363,594        $ 402,923        $ 387,355
                                                         =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
      CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SUBORDINATED NOTES TO/FROM AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

      The estimated fair values of the Company's financial instruments at December 31, 2004 and 2003 compared with their respective carrying values, are as follows:

                                                                         Carrying            Fair
                                                                           Value             Value
                                                                        -----------       -----------

                                                                               (in thousands)
      DECEMBER 31, 2004:

      ASSETS:
        Cash and short-term investments                                 $   201,117       $   201,117
        Bonds, notes and redeemable preferred stocks                      5,161,027         5,161,027
        Mortgage loans                                                      624,179           657,828
        Policy loans                                                        185,958           185,958
        Mutual funds                                                          6,131             6,131
        Common stocks                                                         4,902             4,902
        Partnerships                                                          1,084             1,084
        Securities lending collateral                                       883,792           883,792
        Put options hedging guaranteed benefits                              37,705            37,705
        Variable annuity assets held in separate accounts                22,612,451        22,612,451

      LIABILITIES:
        Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                             $ 3,948,158       $ 3,943,265
        Reserves for guaranteed investment contracts                        215,331           219,230
        Securities lending payable                                          883,792           883,792
        Variable annuity liabilities related to separate accounts        22,612,451        22,612,451

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                         Carrying            Fair
                                                                           Value             Value
                                                                        -----------       -----------

                                                                               (in thousands)
      DECEMBER 31, 2003:

      ASSETS:
        Cash and short-term investments                                 $   133,105       $   133,105
        Bonds, notes and redeemable preferred stocks                      5,505,800         5,505,800
        Mortgage loans                                                      716,846           774,758
        Policy loans                                                        200,232           200,232
        Mutual funds                                                         21,159            21,159
        Common stocks                                                           727               727
        Partnerships                                                          1,312             1,685
        Securities lending collateral                                       514,145           514,145
        Put options hedging guaranteed benefits                               9,141             9,141
        Variable annuity assets held in separate accounts                19,178,796        19,178,796

      LIABILITIES:
        Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                             $ 4,274,329       $ 4,225,329
        Reserves for guaranteed investment contracts                        218,032           223,553
        Securities lending payable                                          514,145           514,145
        Variable annuity liabilities related to separate accounts        19,178,796        19,178,796
        Subordinated note payable to affiliate                               40,960            40,960

5.    DEFERRED ACQUISITION COSTS

      The following table summarizes the activity in deferred acquisition costs:

                                                                     Years Ended December 31,
                                                                  ------------------------------
                                                                      2004               2003
                                                                  -----------        -----------

                                                                          (in thousands)

      Balance at beginning of year                                $ 1,268,621        $ 1,224,101
      Acquisition costs deferred                                      246,033            212,250
      Effect of net unrealized gains (losses) on securities               267            (30,600)
      Amortization charged to income                                 (126,142)          (137,130)
      Cumulative effect of SOP 03-1                                   (39,690)                --
                                                                  -----------        -----------

      Balance at end of year                                      $ 1,349,089        $ 1,268,621
                                                                  ===========        ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.    OTHER DEFERRED EXPENSES

      The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                                    Bonus         Distribution
                                                                   Payments          Costs            Total
                                                                  ---------        ---------        ---------

                                                                                 (in thousands)
      YEAR ENDED DECEMBER 31, 2004

      Balance at beginning of year                                $ 155,695        $  81,011        $ 236,707
      Expenses deferred                                              36,732           26,175           62,906
      Effect of net unrealized gains (losses) on securities              33               --               33
      Amortization charged in income                                (10,357)         (31,508)         (41,865)
                                                                  ---------        ---------        ---------

      Balance at end of year                                      $ 182,103        $  75,678        $ 257,781
                                                                  =========        =========        =========


      YEAR ENDED DECEMBER 31, 2003

      Balance at beginning of year                                $ 140,647        $  72,053        $ 212,700
      Expenses deferred                                              38,224           31,934           70,159
      Effect of net unrealized gains (losses) on securities          (3,400)              --           (3,400)
      Amortization charged in income                                (19,776)         (22,976)         (42,752)
                                                                  ---------        ---------        ---------

      Balance at end of year                                      $ 155,695        $  81,011        $ 236,707
                                                                  =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS

      The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the Fixed Options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death, at specified dates during the accumulation period, upon certain withdrawals or at annuitization. Such benefits are referred to as GMDB, GMAV, GMWB and guaranteed minimum income benefits ("GMIB"), respectively. The Company also issues certain variable annuity products that offer an optional earnings enhancement benefit ("EEB") feature that provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums.

      The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees, net of reinsurance, in the consolidated statement of income and comprehensive income. Changes in liabilities for minimum guarantees are included in guaranteed benefits, net of reinsurance, in the consolidated statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the consolidated statement of income and comprehensive income.

      The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

      EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

      If available and elected by the contract holder, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. As there is a waiting period to annuitize using the GMIB, there are no policies eligible to receive this benefit at December 31, 2004. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company purchases put options on the S&P 500 index to partially offset this risk. GMAVs are considered to be derivatives under FAS 133, and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

      GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days adjusted for any subsequent withdrawals ("Eligible Premium"). These guaranteed annual withdrawals of up to 10% of Eligible Premium are available after either a three-year or a five-year waiting period as elected by the contract holder at time of contract issuance, without reducing the future amounts guaranteed. If no withdrawals have been made during the waiting period of three or five years, the contract holder will realize an additional 10% or 20%, respectively, of Eligible Premium after all other amounts guaranteed under this benefit have been paid. GMWBs are considered to be derivatives under FAS 133 and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      Details concerning the Company's guaranteed benefit exposures as of December 31, 2004 are as follows:

                                                                                          Highest Specified
                                                                                             Anniversary
                                                                          Return of Net     Account Value
                                                                         Deposits Plus a  Minus Withdrawals
                                                                         Minimum Return   Post Anniversary
                                                                         ---------------  -----------------

                                                                               (dollars in millions)
      In the event of death (GMDB and EEB):
         Account value                                                        $12,883          $12,890
         Net amount at risk (a)                                               $   933          $ 1,137
         Average attained age of contract holders                                  67               64
         Range of guaranteed minimum return rates                               0%-5%               0%

      At annuitization (GMIB):
         Account value                                                        $ 6,942
         Net amount at risk (b)                                               $     3
         Weighted average period remaining until earliest annuitization     3.8 Years
         Range of guaranteed minimum return rates                             0%-6.5%

      Accumulation at specified date (GMAV):
         Account value                                                        $ 1,533
         Net amount at risk (c)                                               $    --
         Weighted average period remaining until guaranteed payment         9.0 Years

      Annual withdrawals at specified date (GMWB):
         Account value                                                        $   294
         Net amount at risk (d)                                               $    --
         Weighted average period remaining until expected payout           13.9 Years

      (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

      (b) Net amount at risk represents the present value of the expected annuitization payments at the expected annuitization dates in excess of the present value of the expected account value at the expected annuitization dates, net of reinsurance.

      (c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

      (d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made during the waiting period of 3 or 5 years, the contract holder will realize an additional 10% or 20% of Eligible Premium, respectively, after all other amounts guaranteed under this benefit have been paid. The additional 10% or 20% enhancement increases the net amount at risk by $26.3 million and is payable no sooner than 13 or 15 years from contract issuance for the 3 or 5 year waiting periods, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                                            (in thousands)
Balance at January 1, 2004 before reinsurance (e)                             $  92,873
Guaranteed benefits incurred                                                     61,472
Guaranteed benefits paid                                                        (49,947)
                                                                              ---------

Balance at December 31, 2004 before reinsurance                                 104,398
  Less reinsurance                                                              (27,449)
                                                                              ---------

Balance at December 31, 2004, net of reinsurance                              $  76,949
                                                                              =========

      (e) Includes amounts from the one-time cumulative accounting change resulting from the adoption of SOP 03-1.

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

      - Data used was 5,000 stochastically generated investment performance scenarios.

      -     Mean investment performance assumption was 10%.

      -     Volatility assumption was 16%.

      -     Mortality was assumed to be 64% of the 75-80 ALB table.

      - Lapse rates vary by contract type and duration and range from 0% to 40%.

      -     The discount rate was approximately 8%.

8.    REINSURANCE

      Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

      Variable policy fees are net of reinsurance premiums of $28,604,000, $30,795,000 and $22,500,000 in 2004, 2003 and 2002, respectively.
      Universal life insurance fees are net of reinsurance premiums of $34,311,000, $33,710,000 and $34,098,000 in 2004, 2003 and 2002,
      respectively.

      The Company has a reinsurance treaty under which the Company retains no more than $100,000 of risk on any one insured life in order to limit the exposure to loss on any single insured. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $34,163,000, $34,036,000 and $29,171,000 in 2004, 2003 and 2002,
      respectively. Guaranteed benefits were reduced by reinsurance recoveries of $2,716,000, $8,042,000 and $8,362,000 in 2004, 2003 and 2002,
      respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has six agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2004 is $195,442,000. These commitments have contractual maturity dates in 2005. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $62,590,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The Internal Revenue Service has completed its examinations into the transactions underlying these commitments, including the Company's role in the transactions. The examination did not result in a material loss to the Company.

      At December 31, 2004, the Company has commitments to purchase a total of approximately $10,000,000 of asset-backed securities in the ordinary course of business. The expiration dates of these commitments are as follows: $2,000,000 in 2005 and $8,000,000 in 2007.

      Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its subsidiaries in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows of the Company.

      Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

      On April 5, 2004, a purported class action captioned Nitika Mehta, as
                                                           ----------------
      Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance
      ------------------------------------------------------------------------
      Company, Case 04L0199, was filed in the Circuit Court, Twentieth Judicial
      -------
      District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time. The company cannot estimate a range because the litigation has not progressed beyond the preliminary stage.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2004 and 2003, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                                             Years ended December 31,
                                                                   -------------------------------------------
                                                                      2004             2003             2002
                                                                   ---------        ---------        ---------

                                                                                  (in thousands)
      ADDITIONAL PAID-IN CAPITAL:
        Beginning balances                                         $ 709,246        $ 709,246        $ 509,246
        Capital contributions by Parent                               49,100               --          200,000
                                                                   ---------        ---------        ---------

        Ending balances                                            $ 758,346        $ 709,246        $ 709,246
                                                                   =========        =========        =========

      RETAINED EARNINGS:
        Beginning balances                                         $ 828,423        $ 730,321        $ 669,103
        Net income                                                   142,502           93,530           31,689
        Dividends paid to Parent                                      (2,500)         (12,187)         (10,000)
        Adjustment for tax benefit of distributed subsidiary             287           16,759           39,529
        Tax effect on a distribution of investment                   (49,100)              --               --
                                                                   ---------        ---------        ---------

        Ending balances                                            $ 919,612        $ 828,423        $ 730,321
                                                                   =========        =========        =========

      ACCUMULATED OTHER COMPREHENSIVE
        INCOME (LOSS):
        Beginning balances                                         $  72,610        $  16,504        $ (29,272)
        Change in net unrealized gains (losses)
          on debt securities available for sale                       (1,459)         118,725           98,718
        Change in net unrealized gains (losses)
          on equity securities available for sale                        (65)           1,594           (1,075)
        Change in net unrealized gains on foreign currency             1,170               --               --
        Change in adjustment to deferred acquisition costs
          and other deferred expenses                                    300          (34,000)         (25,000)
        Net change related to cash flow hedges                            --               --           (2,218)
        Tax effects of net changes                                        19          (30,213)         (24,649)
                                                                   ---------        ---------        ---------

        Ending balances                                            $  72,575        $  72,610        $  16,504
                                                                   =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                           December 31,     December 31,
                                                               2004             2003
                                                            ---------        ---------

                                                                  (in thousands)

        Gross unrealized gains                              $ 180,329        $ 214,845
        Gross unrealized losses                               (27,144)         (60,136)
        Unrealized gain on foreign currency                     1,170               --
        Adjustment to DAC and other deferred expenses         (42,700)         (43,000)
        Deferred income taxes                                 (39,080)         (39,099)
                                                            ---------        ---------

        Accumulated other comprehensive income              $  72,575        $  72,610
                                                            =========        =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to shareholder in the year 2005 without obtaining prior approval is $83,649,000. Dividends of $2,500,000 were paid in 2004. Prior to the capital contribution of SAAMCo to the Company, SAAMCo paid dividends to its parent, SunAmerica Life Insurance Company, of $12,187,000 and $10,000,000 in 2003 and 2002, respectively.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $99,288,000 for the year ended December 31, 2004, net income of $89,071,000 and net loss of $180,737,000 for the years ended December 31, 2003 and 2002, respectively. The Company's statutory capital and surplus totaled $840,001,000 at December 31, 2004 and $602,348,000 at December 31, 2003.

11.   INCOME TAXES

      The components of the provisions for income taxes on pretax income consist of the following:

                                               Years ended December 31,
                                     ------------------------------------------
                                        2004             2003             2002
                                     ---------        ---------        ---------

                                                    (in thousands)

      Current expense (benefit)      $ (42,927)       $ 127,655        $(105,369)
      Deferred expense (benefit)        49,337          (97,408)         105,529
                                     ---------        ---------        ---------

      Total income tax expense       $   6,410        $  30,247        $     160
                                     =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income tax expenses reflected in statement of income and comprehensive income provided differ as follows:

                                                                       Years ended December 31,
                                                               ----------------------------------------
                                                                 2004            2003            2002
                                                               --------        --------        --------

                                                                            (in thousands)

      Amount computed at statutory rate                        $ 74,025        $ 43,322        $ 11,147
      Increases (decreases) resulting from:
          State income taxes, net of federal tax benefit          4,020           2,273            (567)
          Dividends received deduction                          (19,058)        (15,920)        (10,117)
          Tax credits                                            (4,000)             --              --
          Adjustment to prior year tax liability (a)            (39,730)             --              --
          Other, net                                             (8,847)            572            (303)
                                                               --------        --------        --------

        Total income tax expense                               $  6,410        $ 30,247        $    160
                                                               ========        ========        ========


            (a) In 2004, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

      Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

      At December 31, 2004, the Company had net operating carryforwards, capital loss carryforwards and tax credit carryforwards for Federal income tax purposes of $15,515,000, $63,774,000 and $44,604,000, respectively, arising from affordable housing investments no longer owned by SAAMCo. Such carryforwards expire in 2018, 2006 to 2008 and 2018, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                                                   December 31,     December 31,
                                                                                       2004             2003
                                                                                    ---------        ---------

                                                                                          (in thousands)

        DEFERRED TAX LIABILITIES:

        Deferred acquisition costs and other deferred expenses                      $ 432,868        $ 473,387
        State income taxes                                                             10,283            5,744
        Other liabilities                                                              15,629              350
        Net unrealized gains on debt and equity securities available for sale          39,080           39,098

                                                                                    ---------        ---------
        Total deferred tax liabilities                                                497,860          518,579
                                                                                    ---------        ---------

        DEFERRED TAX ASSETS:

        Investments                                                                   (28,915)         (25,213)
        Contract holder reserves                                                     (122,691)        (158,112)
        Guaranty fund assessments                                                      (3,402)          (3,408)
        Deferred income                                                                 (5,604)         (3,801)
        Other assets                                                                   (1,068)          (7,446)
        Net operating loss carryforward                                                (5,430)              --
        Capital loss carryforward                                                     (22,321)         (20,565)
        Low income housing credit carryforward                                        (44,604)         (36,600)
        Partnership income/loss                                                        (6,293)         (20,878)

                                                                                    ---------        ---------
        Total deferred tax assets                                                    (240,328)        (276,023)
                                                                                    ---------        ---------

        Deferred income taxes                                                       $ 257,532        $ 242,556
                                                                                    =========        =========


      The Company has concluded that the deferred tax asset will be fully realized and no valuation allowance is necessary.

12.   RELATED-PARTY MATTERS

      As of December 31, 2004, subordinated notes payable to affiliates were paid off except for accrued interest totaling $460,000 which is included in other liabilities on the consolidated balance sheet.

      On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On December 19, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS. Under the terms of this agreement, the Company has immediate access of up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500,000,000. Any advances made under this agreement must be repaid within 30 days. At December 31, 2004 and 2003, the Company owed $0 and $14,000,000, respectively, under this agreement, which was included in due to affiliates.

      On October 31, 2003, the Company became a party to an existing credit agreement under which the Company agreed to make loans to AIG in an aggregate amount of up to $60,000,000. This commitment expires on October 28, 2005. There were no balances outstanding under this agreement at December 31, 2004.

      For the years ended December 31, 2004, 2003 and 2002, the Company paid commissions totaling $60,674,000, $51,716,000 and $59,058,000, respectively, to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities Inc. These affiliated broker-dealers distribute a significant portion of the Company's variable annuity products amounting to approximately 23%, 24% and 31% of deposits for each of the respective years. Of the Company's mutual fund sales, approximately 25%, 23% and 28% were distributed by these affiliated broker-dealers for the years ended December 31, 2004, 2003 and 2002, respectively.

      On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $1,537,000 in 2004 and are included in the Company's consolidated statement of income and comprehensive income. A fee of $150,000, $1,620,000 and $1,777,000 was paid under a different agreement in 2004, 2003 and 2002, respectively.

      On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement totaled $9,074,000, $7,587,000 and $7,614,000 in 2004, 2003 and 2002, respectively, and are net of certain administrative costs incurred by VALIC of

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      $2,593,000, $2,168,000 and $2,175,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.

      The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

      The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's contract holders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

      The Company's ultimate parent, AIG, has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the SEC and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG, resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us. While the outcome of this investigation is not determinable at this time, management believes that the ultimate outcome will not have a material adverse effect on Company operating results, cash flows or financial position.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, legal, marketing and data processing services from its Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $148,554,000 for the year ended December 31, 2004, $126,531,000 for the year ended December 31, 2003 and $119,981,000 for the year ended December 31, 2002. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $60,183,000, $48,733,000 and $49,004,000 respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $3,712,000, $3,838,000 and $3,408,000 for the years ended December 31, 2004, 2003 and
      2002, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      The Company incurred $1,113,000, $500,000 and $790,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2004, 2003 and 2002, respectively (see Note 2).

      In December 2003, the Company purchased an affiliated bond with a carrying value of $37,129,000. At December 31, 2004, the affiliated bond has a market value of $34,630,000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS

      The Company conducts its business through two business segments, annuity operations and asset management operations. Annuity operations consists of the sale and administration of deposit-type insurance contracts, including fixed and variable annuity contracts, universal life insurance contracts and GICs. Asset management operations, which includes the managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios, is conducted by SAAMCo and its subsidiary and distributor, SACS, and its subsidiary and servicing administrator, SFS. Following is selected information pertaining to the Company's business segments.

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2004:
          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    369,141        $         --       $    369,141
            Asset management fees                                     --              89,569             89,569
            Universal life insurance policy fees, net
              of reinsurance                                      33,899                  --             33,899
            Surrender charges                                     26,219                  --             26,219
            Other fees                                                --              15,753             15,753
                                                            ------------        ------------       ------------
          Total fee income                                       429,259             105,322            534,581

          Investment income                                      362,631                 963            363,594
          Net realized investment gains (losses)                 (24,100)                293            (23,807)
                                                            ------------        ------------       ------------

          Total revenues                                         767,790             106,578            874,368
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       220,668               2,081            222,749
          Amortization of bonus interest                          10,357                  --             10,357
          General and administrative expenses                     93,188              38,424            131,612
          Amortization of deferred acquisition costs
            and other deferred expenses                          126,142              31,508            157,650
          Annual commissions                                      64,323                  --             64,323
          Claims on universal life contracts,
            net of reinsurance recoveries                         17,420                  --             17,420
          Guaranteed benefits, net of reinsurance
            recoveries                                            58,756                  --             58,756
                                                            ------------        ------------       ------------

          Total benefits and expenses                            590,854              72,013            662,867
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $    176,936        $     34,565       $    211,501
                                                            ============        ============       ============

          Total assets                                      $ 31,323,462        $    217,155       $ 31,540,617
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $        132       $        132
                                                            ============        ============       ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS (Continued)

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2003:

          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    281,359        $         --       $    281,359
            Asset management fees                                     --              66,663             66,663
            Universal life insurance policy fees, net
              of reinsurance                                      35,816                  --             35,816
            Surrender charges                                     27,733                  --             27,733
            Other fees                                                --              15,520             15,520
                                                            ------------        ------------       ------------
          Total fee income                                       344,908              82,183            427,091

          Investment income                                      398,304               4,619            402,923
          Net realized investment losses                         (30,354)                 --            (30,354)
                                                            ------------        ------------       ------------

          Total revenues                                         712,858              86,802            799,660
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       237,585               2,628            240,213
          Amortization of bonus interest                          19,776                  --             19,776
          General and administrative expenses                     83,013              36,080            119,093
          Amortization of deferred acquisition costs
            and other deferred expenses                          137,130              22,976            160,106
          Annual commissions                                      55,661                  --             55,661
          Claims on universal life contracts,
            net of reinsurance recoveries                         17,766                  --             17,766
          Guaranteed benefits, net of reinsurance
            recoveries                                            63,268                  --             63,268
                                                            ------------        ------------       ------------

          Total benefits and expenses                            614,199              61,684            675,883
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $     98,659        $     25,118       $    123,777
                                                            ============        ============       ============

          Total assets                                      $ 27,781,457        $    190,270       $ 27,971,727
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $      2,977       $      2,977
                                                            ============        ============       ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.     BUSINESS SEGMENTS (Continued)

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2002:

          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    286,919        $         --       $    286,919
            Asset management fees                                     --              66,423             66,423
            Universal life insurance policy fees, net
              of reinsurance                                      36,253                  --             36,253
            Surrender charges                                     32,507                  --             32,507
            Other fees                                             3,304              18,596             21,900
                                                            ------------        ------------       ------------
          Total fee income                                       358,983              85,019            444,002

          Investment income                                      377,556               9,799            387,355
          Net realized investment losses                         (65,811)                 --            (65,811)
                                                            ------------        ------------       ------------

          Total revenues                                         670,728              94,818            765,546
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       234,261               3,868            238,129
          Amortization of bonus interest                          16,277                  --             16,277
          General and administrative expenses                     79,287              35,923            115,210
          Amortization of deferred acquisition costs
            and other deferred expenses                          171,583              50,901            222,484
          Annual commissions                                      58,389                  --             58,389
          Claims on universal life contracts,
            net of reinsurance recoveries                         15,716                  --             15,716
          Guaranteed benefits, net of reinsurance
            recoveries                                            67,492                  --             67,492
                                                            ------------        ------------       ------------

          Total benefits and expenses                            643,005              90,692            733,697
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $     27,723        $      4,126       $     31,849
                                                            ============        ============       ============

          Total assets                                      $ 23,538,832        $    214,157       $ 23,752,989
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $      7,297       $      7,297
                                                            ============        ============       ============

                          VARIABLE ANNUITY ACCOUNT FIVE

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 APRIL 30, 2005

                          VARIABLE ANNUITY ACCOUNT FIVE

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                 APRIL 30, 2005

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .......     1
Statement of Assets and Liabilities ...........................     2
Schedule of Portfolio Investments .............................    11
Statement of Operations .......................................    12
Statement of Changes in Net Assets ............................    19
Notes to Financial Statements .................................    36

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Five

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2005, the results of each of their operations for the periods indicated and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
August 18, 2005

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005

                                                                       Moderate      Balanced   Conservative  Large Cap   Large Cap
                                                           Growth       Growth        Growth       Growth      Growth     Composite
                                                          Strategy     Strategy      Strategy     Strategy    Portfolio   Portfolio
                                                          (Class 1)    (Class 1)     (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                                        ------------ ------------- ------------ ------------ ----------- -----------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                              $ 96,764,870 $ 105,864,120 $ 83,566,913 $ 63,608,233 $13,076,343 $ 4,328,593

     Receivable from AIG SunAmerica Life
       Assurance Company                                           0             0            0            0           0           0
                                                        ------------ ------------- ------------ ------------ ----------- -----------

Total Assets:                                           $ 96,764,870 $ 105,864,120 $ 83,566,913 $ 63,608,233 $13,076,343 $ 4,328,593

Liabilities:
     Payable to AIG SunAmerica Life Assurance Company              0             0            0            0           0           0
                                                        ------------ ------------- ------------ ------------ ----------- -----------

Net Assets                                              $ 96,764,870 $ 105,864,120 $ 83,566,913 $ 63,608,233 $13,076,343 $ 4,328,593
                                                        ============ ============= ============ ============ =========== ===========

     Accumulation units                                   96,370,936   105,117,022   83,321,329   62,869,381  13,052,024   4,288,203

     Contracts in payout (annuitization) period              393,934       747,098      245,584      738,852      24,319      40,390
                                                        ------------ ------------- ------------ ------------ ----------- -----------

          Total net assets                              $ 96,764,870 $ 105,864,120 $ 83,566,913 $ 63,608,233 $13,076,343 $ 4,328,593
                                                        ============ ============= ============ ============ =========== ===========

Accumulation units outstanding                             6,154,039     6,839,418    5,514,875    4,265,494   1,558,414     469,827
                                                        ============ ============= ============ ============ =========== ===========

Contracts with total expenses of 1.40%:
     Net Assets                                         $ 95,346,033 $ 103,397,011 $ 81,439,117 $ 61,982,034 $12,341,735 $ 4,237,014
     Accumulation units outstanding                        6,063,149     6,678,901    5,373,453    4,155,661   1,461,745     458,999
     Unit value of accumulation units                   $      15.73 $       15.48 $      15.16 $      14.92 $      8.44 $      9.23

Contracts with total expenses of 1.52%:
     Net Assets                                         $  1,418,837 $   2,467,109 $  2,127,796 $  1,626,199 $   734,608 $    91,579
     Accumulation units outstanding                           90,890       160,517      141,422      109,833      96,669      10,828
     Unit value of accumulation units                   $      15.61 $       15.37 $      15.05 $      14.81 $      7.60 $      8.46

Contracts with total expenses of 1.55% (1):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.55% (2):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.65%:
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.70% (3):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.70% (4):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.80%:
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.95% (5):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.95% (6):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                          Large Cap    Mid Cap     Mid Cap                International Diversified
                                                            Value      Growth       Value      Small Cap     Equity     Fixed Income
                                                          Portfolio   Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                                          (Class 1)   (Class 1)   (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                                        ------------ ----------- ------------ ----------- ------------- ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                              $ 14,000,876 $13,073,202 $ 15,254,845 $ 9,092,797 $   8,630,369 $ 11,941,602

     Receivable from AIG SunAmerica Life
       Assurance Company                                           0           0            0           0             0            0
                                                        ------------ ----------- ------------ ----------- ------------- ------------

Total Assets:                                           $ 14,000,876 $13,073,202 $ 15,254,845 $ 9,092,797 $   8,630,369 $ 11,941,602

Liabilities:
     Payable to AIG SunAmerica Life Assurance
       Company                                                     0           0            0           0             0            0
                                                        ------------ ----------- ------------ ----------- ------------- ------------

Net Assets                                              $ 14,000,876 $13,073,202 $ 15,254,845 $ 9,092,797 $   8,630,369 $ 11,941,602
                                                        ============ =========== ============ =========== ============= ============

     Accumulation units                                   13,951,877  13,049,468   15,176,617   9,066,496     8,609,380   11,713,060

     Contracts in payout (annuitization) period               48,999      23,734       78,228      26,301        20,989      228,542
                                                        ------------ ----------- ------------ ----------- ------------- ------------

          Total net assets                              $ 14,000,876 $13,073,202 $ 15,254,845 $ 9,092,797 $   8,630,369 $ 11,941,602
                                                        ============ =========== ============ =========== ============= ============

Accumulation units outstanding                             1,112,414     934,224      766,979     874,189     1,000,040      986,652
                                                        ============ =========== ============ =========== ============= ============

Contracts with total expenses of 1.40%:
     Net Assets                                         $ 13,592,925 $12,226,142 $ 14,558,978 $ 8,629,407 $   8,231,843 $ 11,358,430
     Accumulation units outstanding                        1,078,477     868,447      731,313     827,774       950,465      937,568
     Unit value of accumulation units                   $      12.60 $     14.08 $      19.91 $     10.42 $        8.66 $      12.11

Contracts with total expenses of 1.52%:
     Net Assets                                         $    407,951 $   847,060 $    695,867 $   463,390 $     398,526 $    583,172
     Accumulation units outstanding                           33,937      65,777       35,666      46,415        49,575       49,084
     Unit value of accumulation units                   $      12.02 $     12.88 $      19.51 $      9.98 $        8.04 $      11.88

Contracts with total expenses of 1.55% (1):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.55% (2):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.65%:
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.70% (3):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.70% (4):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.80%:
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.95% (5):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.95% (6):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                           Cash        Focus                    Moderate     Balanced   Conservative
                                                         Management    Growth       Growth       Growth       Growth       Growth
                                                          Portfolio   Portfolio    Strategy     Strategy     Strategy     Strategy
                                                         (Class 1)    (Class 1)   (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                                        ------------ ----------- ------------ ------------ ------------ ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                              $  4,277,354 $ 6,310,171 $152,584,844 $297,104,115 $268,333,908 $191,535,454

     Receivable from AIG SunAmerica Life
        Assurance Company                                          0           0            0            0            0            0
                                                        ------------ ----------- ------------ ------------ ------------ ------------

Total Assets:                                           $  4,277,354 $ 6,310,171 $152,584,844 $297,104,115 $268,333,908 $191,535,454

Liabilities:
     Payable to AIG SunAmerica Life Assurance
        Company                                                    0           0            0            0            0            0
                                                        ------------ ----------- ------------ ------------ ------------ ------------

Net Assets                                              $  4,277,354 $ 6,310,171 $152,584,844 $297,104,115 $268,333,908 $191,535,454
                                                        ============ =========== ============ ============ ============ ============

     Accumulation units                                    4,274,367   6,281,214  152,584,844  297,104,115  268,333,908  191,535,454

     Contracts in payout (annuitization) period                2,987      28,957            0            0            0            0
                                                        ------------ ----------- ------------ ------------ ------------ ------------

          Total net assets                              $  4,277,354 $ 6,310,171 $152,584,844 $297,104,115 $268,333,908 $191,535,454
                                                        ============ =========== ============ ============ ============ ============

Accumulation units outstanding                               401,782     923,917    9,835,559   19,474,266   17,959,634   13,019,391
                                                        ============ =========== ============ ============ ============ ============

Contracts with total expenses of 1.40%:
     Net Assets                                         $  4,252,356 $ 6,117,075 $ 44,162,362 $ 88,823,691 $ 89,403,755 $ 63,002,909
     Accumulation units outstanding                          399,414     893,819    2,828,732    5,777,656    5,941,411    4,254,632
     Unit value of accumulation units                   $      10.65 $      6.84 $      15.61 $      15.37 $      15.05      $ 14.81

Contracts with total expenses of 1.52%:
     Net Assets                                         $     24,998 $   193,096 $          - $          - $          - $          -
     Accumulation units outstanding                            2,368      30,098            -            -            -            -
     Unit value of accumulation units                   $      10.56 $      6.42 $          - $          - $          - $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                         $          - $         - $ 14,412,971 $ 24,881,012 $ 21,773,760 $ 12,340,051
     Accumulation units outstanding                                -           -      919,258    1,626,293    1,454,986      829,709
     Unit value of accumulation units                   $          - $         - $      15.68 $      15.30 $      14.96 $      14.87

Contracts with total expenses of 1.55% (2):
     Net Assets                                         $          - $         - $          - $          - $          - $          -
     Accumulation units outstanding                                -           -            -            -            -            -
     Unit value of accumulation units                   $          - $         - $          - $          - $          - $          -

Contracts with total expenses of 1.65%:
     Net Assets                                         $          - $         - $ 87,234,768 $164,021,090 $143,765,576 $106,356,220
     Accumulation units outstanding                                -           -    5,650,953   10,789,998    9,661,400    7,267,578
     Unit value of accumulation units                   $          - $         - $      15.44 $      15.20 $      14.88 $      14.63

Contracts with total expenses of 1.70% (3):
     Net Assets                                         $          - $         - $  2,753,998 $  9,437,441 $  8,318,562 $  5,336,102
     Accumulation units outstanding                                -           -      176,567      621,189      559,210      360,936
     Unit value of accumulation units                   $          - $         - $      15.60 $      15.19 $      14.88 $      14.78

Contracts with total expenses of 1.70% (4):
     Net Assets                                         $          - $         - $          - $          - $          - $          -
     Accumulation units outstanding                                -           -            -            -            -            -
     Unit value of accumulation units                   $          - $         - $          - $          - $          - $          -

Contracts with total expenses of 1.80%:
     Net Assets                                         $          - $         - $          - $          - $          - $          -
     Accumulation units outstanding                                -           -            -            -            -            -
     Unit value of accumulation units                   $          - $         - $          - $          - $          - $          -

Contracts with total expenses of 1.95% (5):
     Net Assets                                         $          - $         - $  4,020,745 $  9,940,881 $  5,072,255 $  4,500,172
     Accumulation units outstanding                                -           -      260,049      659,130      342,627      306,536
     Unit value of accumulation units                   $          - $         - $      15.46 $      15.08 $      14.80 $      14.68

Contracts with total expenses of 1.95% (6):
     Net Assets                                         $          - $         - $          - $          - $          - $          -
     Accumulation units outstanding                                -           -            -            -            -            -
     Unit value of accumulation units                   $          - $         - $          - $          - $          - $          -

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                  Large Cap     Large Cap     Large Cap      Mid Cap       Mid Cap
                                                    Growth      Composite       Value         Growth         Value      Small Cap
                                                  Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                  (Class 2)     (Class 2)      (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                       $ 75,431,698  $ 28,390,627  $107,244,514  $ 71,468,422  $110,814,485  $ 62,783,384

     Receivable from AIG SunAmerica Life
        Assurance Company                                   0             0             0             0             0             0
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Total Assets:                                    $ 75,431,698  $ 28,390,627  $107,244,514  $ 71,468,422  $110,814,485  $ 62,783,384

Liabilities:
     Payable to AIG SunAmerica Life Assurance
        Company                                             0             0             0             0             0             0
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Net Assets                                       $ 75,431,698  $ 28,390,627  $107,244,514  $ 71,468,422  $110,814,485  $ 62,783,384
                                                 ============  ============  ============  ============  ============  ============

     Accumulation units                            75,431,698    28,390,627   107,244,514    71,468,422   110,814,485    62,783,384

     Contracts in payout (annuitization) period             0             0             0             0             0             0
                                                 ------------  ------------  ------------  ------------  ------------  ------------

          Total net assets                       $ 75,431,698  $ 28,390,627  $107,244,514  $ 71,468,422  $110,814,485  $ 62,783,384
                                                 ============  ============  ============  ============  ============  ============

Accumulation units outstanding                      9,062,550     3,116,579     8,662,073     5,145,797     5,691,824     6,102,359
                                                 ============  ============  ============  ============  ============  ============

Contracts with total expenses of 1.40%:
     Net Assets                                  $ 19,442,537  $  9,059,080  $ 28,554,461  $ 17,796,265  $ 31,548,703  $ 16,629,757
     Accumulation units outstanding                 2,318,352       987,699     2,280,625     1,272,574     1,595,182     1,605,699
     Unit value of accumulation units            $       8.39  $       9.17  $      12.52  $      13.98  $      19.78  $      10.36

Contracts with total expenses of 1.52%:
     Net Assets                                  $          -  $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                         -             -             -             -             -             -
     Unit value of accumulation units            $          -  $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                  $  7,258,599  $  2,655,076  $ 11,321,335  $  8,148,518  $  9,570,568  $  7,455,826
     Accumulation units outstanding                   867,720       290,055       929,679       582,292       514,288       719,418
     Unit value of accumulation units            $       8.37  $       9.15  $      12.18  $      13.99  $      18.61  $      10.36

Contracts with total expenses of 1.55% (2):
     Net Assets                                  $          -  $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                         -             -             -             -             -             -
     Unit value of accumulation units            $          -  $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.65%:
     Net Assets                                  $ 44,688,226  $ 15,681,527  $ 62,569,216  $ 41,169,334  $ 63,871,337  $ 34,455,093
     Accumulation units outstanding                 5,389,831     1,729,275     5,054,308     2,977,378     3,266,457     3,364,848
     Unit value of accumulation units            $       8.29  $       9.07  $      12.38  $      13.83  $      19.55  $      10.24

Contracts with total expenses of 1.70% (3):
     Net Assets                                  $  2,813,393  $    568,401  $  3,183,816  $  2,939,242  $  3,163,971  $  3,066,492
     Accumulation units outstanding                   337,636        62,392       262,727       211,180       170,893       297,191
     Unit value of accumulation units            $       8.33  $       9.11  $      12.12  $      13.92  $      18.51  $      10.32

Contracts with total expenses of 1.70% (4):
     Net Assets                                  $          -  $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                         -             -             -             -             -             -
     Unit value of accumulation units            $          -  $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.80%:
     Net Assets                                  $          -  $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                         -             -             -             -             -             -
     Unit value of accumulation units            $          -  $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.95% (5):
     Net Assets                                  $  1,228,943  $    426,543  $  1,615,686  $  1,415,063  $  2,659,906  $  1,176,216
     Accumulation units outstanding                   149,011        47,158       134,734       102,373       145,004       115,203
     Unit value of accumulation units            $       8.25  $       9.04  $      11.99  $      13.82  $      18.34  $      10.21

Contracts with total expenses of 1.95% (6):
     Net Assets                                  $          -  $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                         -             -             -             -             -             -
     Unit value of accumulation units            $          -  $          -  $          -  $          -  $          -  $          -

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                 International  Diversified      Cash         Focus      Focus Growth     Focus
                                                     Equity    Fixed Income   Management     Growth       and Income      Value
                                                   Portfolio    Portfolio     Portfolio     Portfolio      Portfolio    Portfolio
                                                   (Class 2)     (Class 2)    (Class 2)     (Class 2)      (Class 2)    (Class 2)
                                                 ------------- ------------  ------------  ------------  ------------  ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                       $  85,111,831 $124,451,319  $ 54,495,028  $ 64,423,382  $ 46,705,858  $ 63,830,283

     Receivable from AIG SunAmerica Life
        Assurance Company                                    0            0             0             0             0             0
                                                 ------------- ------------  ------------  ------------  ------------  ------------

Total Assets:                                    $  85,111,831 $124,451,319  $ 54,495,028  $ 64,423,382  $ 46,705,858  $ 63,830,283

Liabilities:
     Payable to AIG SunAmerica Life Assurance
        Company                                              0            0             0             0             0             0
                                                 ------------- ------------  ------------  ------------  ------------  ------------

Net Assets                                       $  85,111,831 $124,451,319  $ 54,495,028  $ 64,423,382  $ 46,705,858  $ 63,830,283
                                                 ============= ============  ============  ============  ============  ============

     Accumulation units                             85,111,831  124,451,319    54,495,028    64,423,382    46,705,858    63,830,283

     Contracts in payout (annuitization) period              0            0             0             0             0             0
                                                 ------------- ------------  ------------  ------------  ------------  ------------

          Total net assets                       $  85,111,831 $124,451,319  $ 54,495,028  $ 64,423,382  $ 46,705,858  $ 63,830,283
                                                 ============= ============  ============  ============  ============  ============

Accumulation units outstanding                       9,957,879   10,457,794     5,187,723     9,539,037     5,289,872     4,729,943
                                                 ============= ============  ============  ============  ============  ============

Contracts with total expenses of 1.40%:
     Net Assets                                  $  25,146,368 $ 39,275,795  $ 16,457,539  $ 21,031,685  $ 15,036,032  $ 22,777,682
     Accumulation units outstanding                  2,924,887    3,263,102     1,555,944     3,093,639     1,651,715     1,677,511
     Unit value of accumulation units            $        8.60 $      12.04  $      10.58  $       6.80  $       9.10  $      13.58

Contracts with total expenses of 1.52%:
     Net Assets                                  $           - $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                          -            -             -             -             -             -
     Unit value of accumulation units            $           - $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                  $  11,750,427 $ 12,596,946  $  7,143,560  $  5,717,362  $  4,368,967  $  5,954,608
     Accumulation units outstanding                  1,371,309    1,077,064       677,035       842,073       481,449       442,649
     Unit value of accumulation units            $        8.57 $      11.70  $      10.55  $       6.79  $       9.07  $      13.45

Contracts with total expenses of 1.55% (2):
     Net Assets                                  $           - $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                          -            -             -             -             -             -
     Unit value of accumulation units            $           - $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.65%:
     Net Assets                                  $  43,800,695 $ 63,807,640  $ 24,958,787  $ 33,591,648  $ 24,834,126  $ 28,169,555
     Accumulation units outstanding                  5,143,515    5,361,926     2,386,603     4,997,340     2,882,471     2,092,953
     Unit value of accumulation units            $        8.52 $      11.90  $      10.46  $       6.72  $       8.62  $      13.46

Contracts with total expenses of 1.70% (3):
     Net Assets                                  $   3,094,543 $  5,449,869  $  3,340,247  $  2,938,502  $  1,755,873  $  4,059,975
     Accumulation units outstanding                    362,743      467,612       318,651       434,930       194,652       300,328
     Unit value of accumulation units            $        8.53 $      11.65  $      10.48  $       6.76  $       9.02  $      13.52

Contracts with total expenses of 1.70% (4):
     Net Assets                                  $           - $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                          -            -             -             -             -             -
     Unit value of accumulation units            $           - $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.80%:
     Net Assets                                  $           - $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                          -            -             -             -             -             -
     Unit value of accumulation units            $           - $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.95% (5):
     Net Assets                                  $   1,319,798 $  3,321,069  $  2,594,895  $  1,144,185  $    710,860  $  2,868,463
     Accumulation units outstanding                    155,425      288,090       249,490       171,055        79,585       216,502
     Unit value of accumulation units            $        8.49 $      11.53  $      10.40  $       6.69  $       8.93  $      13.25

Contracts with total expenses of 1.95% (6):
     Net Assets                                  $           - $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                          -            -             -             -             -             -
     Unit value of accumulation units            $           - $          -  $          -  $          -  $          -  $          -

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                   Focus                    Moderate     Balanced    Conservative    Large Cap
                                                  TechNet        Growth      Growth       Growth        Growth       Growth
                                                 Portfolio      Strategy    Strategy     Strategy      Strategy     Portfolio
                                                 (Class 2)     (Class 3)    (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                                ------------  -----------  -----------  -----------  ------------  ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                      $ 26,595,288  $37,340,154  $82,125,336  $76,653,458  $ 44,705,045  $ 24,521,219

     Receivable from AIG SunAmerica Life
      Assurance Company                                    0            0            0            0             0             0
                                                ------------  -----------  -----------  -----------  ------------  ------------

Total Assets:                                   $ 26,595,288  $37,340,154  $82,125,336  $76,653,458  $ 44,705,045  $ 24,521,219

Liabilities:
     Payable to AIG SunAmerica Life Assurance
      Company                                              0            0            0            0             0             0
                                                ------------  -----------  -----------  -----------  ------------  ------------

Net Assets                                      $ 26,595,288  $37,340,154  $82,125,336  $76,653,458  $ 44,705,045  $ 24,521,219
                                                ============  ===========  ===========  ===========  ============  ============

     Accumulation units                           26,595,288   37,340,154   82,125,336   76,653,458    44,705,045    24,521,219

     Contracts in payout (annuitization)
      period                                               0            0            0            0             0             0
                                                ------------  -----------  -----------  -----------  ------------  ------------

          Total net assets                      $ 26,595,288  $37,340,154  $82,125,336  $76,653,458  $ 44,705,045  $ 24,521,219
                                                ============  ===========  ===========  ===========  ============  ============

Accumulation units outstanding                     6,167,482    2,403,864    5,373,257    5,135,222     3,032,263     2,938,773
                                                ============  ===========  ===========  ===========  ============  ============

Contracts with total expenses of 1.40%:
     Net Assets                                 $ 11,550,464  $19,147,641  $43,143,713  $34,162,731  $ 20,025,813  $ 13,202,181
     Accumulation units outstanding                2,785,697    1,227,721    2,808,761    2,273,244     1,354,541     1,575,108
     Unit value of accumulation units           $       4.15  $     15.60  $     15.36  $     15.03  $      14.78  $       8.38

Contracts with total expenses of 1.52%:
     Net Assets                                 $          -  $         -  $         -  $         -  $          -  $          -
     Accumulation units outstanding                        -            -            -            -             -             -
     Unit value of accumulation units           $          -  $         -  $         -  $         -  $          -  $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                 $  1,617,807  $         -  $         -  $         -  $          -  $          -
     Accumulation units outstanding                  391,174            -            -            -             -             -
     Unit value of accumulation units           $       4.14  $         -  $         -  $         -  $          -  $          -

Contracts with total expenses of 1.55% (2):
     Net Assets                                 $          -  $ 3,703,299  $ 6,620,209  $ 7,997,941  $  8,603,934  $  2,430,899
     Accumulation units outstanding                        -      236,607      433,160      535,339       578,600       290,944
     Unit value of accumulation units           $          -  $     15.65  $     15.28  $     14.94  $      14.87  $       8.36

Contracts with total expenses of 1.65%:
     Net Assets                                 $ 11,824,250  $12,076,277  $27,998,560  $24,700,048  $ 12,177,995  $  6,970,573
     Accumulation units outstanding                2,599,869      782,465    1,843,632    1,663,009       832,423       841,257
     Unit value of accumulation units           $       4.55  $     15.43  $     15.19  $     14.85  $      14.63  $       8.29

Contracts with total expenses of 1.70% (3):
     Net Assets                                 $  1,112,037  $         -  $         -  $         -  $          -  $          -
     Accumulation units outstanding                  270,277            -            -            -             -             -
     Unit value of accumulation units           $       4.11  $         -  $         -  $         -  $          -  $          -

Contracts with total expenses of 1.70% (4):
     Net Assets                                 $          -  $   275,763  $ 1,789,258  $ 2,430,904  $  1,128,121  $    923,978
     Accumulation units outstanding                        -       17,690      117,732      163,508        76,249       110,968
     Unit value of accumulation units           $          -  $     15.59  $     15.20  $     14.87  $      14.80  $       8.33

Contracts with total expenses of 1.80%:
     Net Assets                                 $          -  $ 1,608,182  $ 2,173,978  $ 2,845,968  $  1,667,322  $    651,630
     Accumulation units outstanding                        -      104,418      143,103      191,568       114,090        78,690
     Unit value of accumulation units           $          -  $     15.40  $     15.19  $     14.86  $      14.61  $       8.28

Contracts with total expenses of 1.95% (5):
     Net Assets                                 $    490,730  $         -  $         -  $         -  $          -  $          -
     Accumulation units outstanding                  120,465            -            -            -             -             -
     Unit value of accumulation units           $       4.07  $         -  $         -  $         -  $          -  $          -

Contracts with total expenses of 1.95% (6):
     Net Assets                                 $          -  $   528,992  $   399,618  $ 4,515,866  $  1,101,860  $    341,958
     Accumulation units outstanding                        -       34,963       26,869      308,554        76,360        41,806
     Unit value of accumulation units           $          -  $     15.13  $     14.87  $     14.64  $      14.43  $      8.18

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                 Large Cap     Large Cap     Mid Cap      Mid Cap                 International
                                                 Composite       Value       Growth        Value      Small Cap       Equity
                                                 Portfolio     Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                                ------------  -----------  -----------  -----------  -----------  -------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                      $  7,357,615  $28,080,226  $24,007,901  $29,054,970  $23,377,830  $  23,626,162

     Receivable from AIG SunAmerica Life
      Assurance Company                                    0            0            0            0            0              0
                                                ------------  -----------  -----------  -----------  -----------  -------------

Total Assets:                                   $  7,357,615  $28,080,226  $24,007,901  $29,054,970  $23,377,830  $  23,626,162

Liabilities:
     Payable to AIG SunAmerica Life Assurance
      Company                                              0            0            0            0            0              0
                                                ------------  -----------  -----------  -----------  -----------  -------------

Net Assets                                      $  7,357,615  $28,080,226  $24,007,901  $29,054,970  $23,377,830  $  23,626,162
                                                ============  ===========  ===========  ===========  ===========  =============

     Accumulation units                            7,357,615   28,080,226   24,007,901   29,054,970   23,377,830     23,626,162

     Contracts in payout (annuitization)
      period                                               0            0            0            0            0              0
                                                ------------  -----------  -----------  -----------  -----------  -------------

          Total net assets                      $  7,357,615  $28,080,226  $24,007,901  $29,054,970  $23,377,830  $  23,626,162
                                                ============  ===========  ===========  ===========  ===========  =============

Accumulation units outstanding                       806,657    2,265,870    1,725,705    1,492,345    2,268,515      2,763,283
                                                ============  ===========  ===========  ===========  ===========  =============

Contracts with total expenses of 1.40%:
     Net Assets                                 $  4,126,073  $14,254,468  $12,524,555  $15,031,304  $12,935,068  $  12,819,101
     Accumulation units outstanding                  450,297    1,140,099      896,456      761,202    1,250,380      1,492,650
     Unit value of accumulation units           $       9.16  $     12.50  $     13.97  $     19.75  $     10.34  $        8.59

Contracts with total expenses of 1.52%:
     Net Assets                                 $          -  $         -  $         -  $         -  $         -  $           -
     Accumulation units outstanding                        -            -            -            -            -              -
     Unit value of accumulation units           $          -  $         -  $         -  $         -  $         -  $           -

Contracts with total expenses of 1.55% (1):
     Net Assets                                 $          -  $         -  $         -  $         -  $         -  $           -
     Accumulation units outstanding                        -            -            -            -            -              -
     Unit value of accumulation units           $          -  $         -  $         -  $         -  $         -  $           -

Contracts with total expenses of 1.55% (2):
     Net Assets                                 $    714,910  $ 3,472,543  $ 2,606,455  $ 3,266,644  $ 2,405,312  $   2,807,799
     Accumulation units outstanding                   78,215      285,227      186,592      175,874      232,425        329,410
     Unit value of accumulation units           $       9.14      $ 12.17  $     13.97  $     18.57  $     10.35  $        8.52

Contracts with total expenses of 1.65%:
     Net Assets                                 $  2,008,660  $ 7,916,358  $ 7,223,058  $ 8,493,867  $ 6,310,787  $   5,991,948
     Accumulation units outstanding                  221,691      640,076      523,041      434,973      616,967        704,517
     Unit value of accumulation units           $       9.06  $     12.37  $     13.81  $     19.53  $     10.23  $        8.51

Contracts with total expenses of 1.70% (3):
     Net Assets                                 $          -  $         -  $         -  $         -  $         -  $           -
     Accumulation units outstanding                        -            -            -            -            -              -
     Unit value of accumulation units           $          -  $         -  $         -  $         -  $         -  $           -

Contracts with total expenses of 1.70% (4):
     Net Assets                                 $    155,440  $   917,556  $   862,439  $   939,910  $   851,959  $     563,308
     Accumulation units outstanding                   17,076       75,915       62,146       51,016       82,928         66,008
     Unit value of accumulation units           $       9.10  $     12.09  $     13.88  $     18.42  $     10.27  $        8.53

Contracts with total expenses of 1.80%:
     Net Assets                                 $    153,430  $   959,202  $   605,498  $   951,755  $   675,188  $   1,052,872
     Accumulation units outstanding                   16,931       77,588       43,871       48,754       66,042        124,064
     Unit value of accumulation units           $       9.06  $     12.36  $     13.80  $     19.52  $     10.22  $        8.49

Contracts with total expenses of 1.95% (5):
     Net Assets                                 $          -  $         -  $         -  $         -  $         -  $           -
     Accumulation units outstanding                        -            -            -            -            -              -
     Unit value of accumulation units           $          -  $         -  $         -  $         -  $         -  $           -

Contracts with total expenses of 1.95% (6):
     Net Assets                                 $    199,102  $   560,099  $   185,896  $   371,490  $   199,516  $     391,134
     Accumulation units outstanding                   22,447       46,965       13,599       20,526       19,773         46,634
     Unit value of accumulation units           $       8.87  $     11.93  $     13.67  $     18.10  $     10.09  $        8.39

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                 Diversified     Cash         Focus     Focus Growth     Focus       Focus
                                                Fixed Income  Management     Growth      and Income      Value      TechNet
                                                 Portfolio    Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                                ------------  -----------  -----------  ------------  -----------  ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                      $ 31,684,920  $12,194,941  $21,200,125  $ 21,925,296  $20,591,059  $ 11,262,544

     Receivable from AIG SunAmerica Life
      Assurance Company                                    0            0            0             0            0             0
                                                ------------  -----------  -----------  ------------  -----------  ------------

Total Assets:                                   $ 31,684,920  $12,194,941  $21,200,125  $ 21,925,296  $20,591,059  $ 11,262,544

Liabilities:
     Payable to AIG SunAmerica Life Assurance
      Company                                              0            0            0             0            0             0
                                                ------------  -----------  -----------  ------------  -----------  ------------

Net Assets                                      $ 31,684,920  $12,194,941  $21,200,125  $ 21,925,296  $20,591,059  $ 11,262,544
                                                ============  ===========  ===========  ============  ===========  ============

     Accumulation units                           31,684,920   12,194,941   21,200,125    21,925,296   20,591,059    11,262,544

     Contracts in payout (annuitization)
      period                                               0            0            0             0            0             0
                                                ------------  -----------  -----------  ------------  -----------  ------------

          Total net assets                      $ 31,684,920  $12,194,941  $21,200,125  $ 21,925,296  $20,591,059  $ 11,262,544
                                                ============  ===========  ===========  ============  ===========  ============

Accumulation units outstanding                     2,672,785    1,160,549    3,134,538     2,458,873    1,526,633     2,656,623
                                                ============  ===========  ===========  ============  ===========  ============

Contracts with total expenses of 1.40%:
     Net Assets                                 $ 14,276,896  $ 5,994,302  $12,317,931  $ 10,996,949  $10,514,115  $  7,098,510
     Accumulation units outstanding                1,186,874      567,574    1,813,875     1,208,650      775,409     1,713,900
     Unit value of accumulation units           $      12.03  $     10.56  $      6.79  $       9.10  $     13.56  $       4.14

Contracts with total expenses of 1.52%:
     Net Assets                                 $          -  $         -  $         -  $          -  $         -  $          -
     Accumulation units outstanding                        -            -            -             -            -             -
     Unit value of accumulation units           $          -  $         -  $         -  $          -  $         -  $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                 $          -  $         -  $         -  $          -  $         -  $          -
     Accumulation units outstanding                        -            -            -             -            -             -
     Unit value of accumulation units           $          -  $         -  $         -  $          -  $         -  $          -

Contracts with total expenses of 1.55% (2):
     Net Assets                                 $  4,236,140  $ 1,461,476  $ 1,441,837  $  2,346,109  $ 2,867,521  $    903,645
     Accumulation units outstanding                  363,507      139,334      212,374       258,781      213,531       218,739
     Unit value of accumulation units           $      11.65  $     10.49  $      6.79  $       9.07  $     13.43  $       4.13

Contracts with total expenses of 1.65%:
     Net Assets                                 $  5,550,065  $ 4,131,302  $ 6,357,735  $  6,556,718  $ 5,843,694  $  2,690,458
     Accumulation units outstanding                  466,929      395,491      946,546       761,677      435,201       591,914
     Unit value of accumulation units           $      11.89  $     10.45  $      6.72  $       8.61  $     13.43  $       4.55

Contracts with total expenses of 1.70% (3):
     Net Assets                                 $          -  $         -  $         -  $          -  $         -  $          -
     Accumulation units outstanding                        -            -            -             -            -             -
     Unit value of accumulation units           $          -  $         -  $         -  $          -  $         -  $          -

Contracts with total expenses of 1.70% (4):
     Net Assets                                 $  5,303,946  $   156,694  $   230,047  $    896,425  $   364,764  $    205,761
     Accumulation units outstanding                  456,659       14,945       34,089        99,453       27,377        50,464
     Unit value of accumulation units           $      11.61  $     10.48  $      6.75  $       9.01  $     13.32  $       4.08

Contracts with total expenses of 1.80%:
     Net Assets                                 $    831,396  $   276,771  $   662,492  $    714,862  $   788,556  $    311,877
     Accumulation units outstanding                   70,100       26,458       98,647        83,262       58,865        68,594
     Unit value of accumulation units           $      11.86  $     10.46  $      6.72  $       8.59  $     13.40  $       4.55

Contracts with total expenses of 1.95% (5):
     Net Assets                                 $          -  $         -  $         -  $          -  $         -  $          -
     Accumulation units outstanding                        -            -            -             -            -             -
     Unit value of accumulation units           $          -  $         -  $         -  $          -  $         -  $          -

Contracts with total expenses of 1.95% (6):
     Net Assets                                 $  1,486,477  $   174,396  $   190,083  $    414,233  $   212,409  $     52,293
     Accumulation units outstanding                  128,716       16,747       29,007        47,050       16,250        13,012
     Unit value of accumulation units           $      11.55  $     10.41  $      6.55  $       8.80  $     13.07  $       4.02

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                            Allocation
                                                Allocation   Moderate   Allocation   Allocation    Strategic
                                                 Moderate     Growth       Growth     Balanced    Fixed Income
                                                 Portfolio  Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 3)  (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                ----------  ----------  -----------  -----------  ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                      $7,281,008  $7,643,666  $ 7,836,171  $ 8,818,023  $  2,620,058

     Receivable from AIG SunAmerica Life
      Assurance Company                          1,500,676           0            0            0             0
                                                ----------  ----------  -----------  -----------  ------------

Total Assets:                                   $8,781,684  $7,643,666  $ 7,836,171  $ 8,818,023  $  2,620,058

Liabilities:
     Payable to AIG SunAmerica Life Assurance
      Company                                            0     384,895      242,166      838,757             0
                                                ----------  ----------  -----------  -----------  ------------

Net Assets                                      $8,781,684  $7,258,771  $ 7,594,005  $ 7,979,266  $  2,620,058
                                                ==========  ==========  ===========  ===========  ============

     Accumulation units                          8,781,684   7,258,771    7,594,005    7,979,266     2,620,058

     Contracts in payout (annuitization)
      period                                             0           0            0            0             0
                                                ----------  ----------  -----------  -----------  ------------

          Total net assets                      $8,781,684  $7,258,771  $ 7,594,005  $ 7,979,266  $  2,620,058
                                                ==========  ==========  ===========  ===========  ============

Accumulation units outstanding                     906,466     753,392      793,312      818,684       271,085
                                                ==========  ==========  ===========  ===========  ============

Contracts with total expenses of 1.40%:
     Net Assets                                 $2,715,124  $2,886,537  $ 2,348,081  $ 4,095,126  $    454,730
     Accumulation units outstanding                280,165     299,510      245,215      420,059        47,005
     Unit value of accumulation units           $     9.69  $     9.64  $      9.58  $      9.75  $       9.67

Contracts with total expenses of 1.52%:
     Net Assets                                 $        -  $        -  $         -  $         -  $          -
     Accumulation units outstanding                      -           -            -            -             -
     Unit value of accumulation units           $        -  $        -  $         -  $         -  $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                 $1,087,831  $1,220,323  $ 1,429,603  $ 1,164,522  $    195,093
     Accumulation units outstanding                112,284     126,662      149,344      119,488        20,181
     Unit value of accumulation units           $     9.69  $     9.63  $      9.57  $      9.75  $       9.67

Contracts with total expenses of 1.55% (2):
     Net Assets                                 $1,176,533  $1,433,126  $ 1,857,861  $ 1,446,301  $    490,808
     Accumulation units outstanding                121,439     148,749      194,081      148,400        50,774
     Unit value of accumulation units           $     9.69  $     9.63  $      9.57  $      9.75  $       9.67

Contracts with total expenses of 1.65%:
     Net Assets                                 $1,334,781  $  183,753  $   355,286  $     6,054  $    679,090
     Accumulation units outstanding                137,803      19,076       37,123          621        70,283
     Unit value of accumulation units           $     9.69  $     9.63  $      9.57  $      9.74  $       9.66

Contracts with total expenses of 1.70% (3):
     Net Assets                                 $1,880,583  $  771,584  $ 1,117,129  $   369,270  $     24,201
     Accumulation units outstanding                194,172      80,110      116,738       37,902         2,506
     Unit value of accumulation units           $     9.69  $     9.63  $      9.57  $      9.74  $       9.66

Contracts with total expenses of 1.70% (4):
     Net Assets                                 $  176,967  $  228,349  $       239  $     5,166  $    308,055
     Accumulation units outstanding                 18,272      23,709           25          530        31,865
     Unit value of accumulation units           $     9.69  $     9.63  $      9.57  $      9.74  $       9.67

Contracts with total expenses of 1.80%:
     Net Assets                                 $  289,791  $  301,432  $   188,746  $    75,465  $    122,284
     Accumulation units outstanding                 29,927      31,303       19,728        7,747        12,661
     Unit value of accumulation units           $     9.68  $     9.63  $      9.57  $      9.74  $       9.66

Contracts with total expenses of 1.95% (5):
     Net Assets                                 $   28,544  $   81,836  $   296,859  $   196,740  $    195,688
     Accumulation units outstanding                  2,949       8,501       31,037       20,204        20,263
     Unit value of accumulation units           $     9.68  $     9.63  $      9.56  $      9.74  $       9.66

Contracts with total expenses of 1.95% (6):
     Net Assets                                 $   91,530  $  151,831  $       201  $   620,622  $    150,109
     Accumulation units outstanding                  9,455      15,772           21       63,733        15,547
     Unit value of accumulation units           $     9.68  $     9.63  $      9.56  $      9.74  $       9.65

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2005

                                                                               Net Asset Value   Net Asset
Variable Accounts                                                    Shares       Per Share        value         Cost
-----------------------------------------------------------------  ----------  ---------------  ------------  ------------
SEASONS SERIES TRUST:
     Growth Strategy (Class 1):
         Multi-Managed Growth Portfolio (Class 1)                   4,233,194      $ 11.45      $ 48,486,137  $ 61,274,886
         Asset Allocation: Diversified Growth Portfolio (Class 1)   2,170,543        11.14        24,176,897    27,000,345
         Stock Portfolio (Class 1)                                  1,599,621        15.07        24,101,836    25,679,775
                                                                                                ------------  ------------
                                                                                                  96,764,870   113,955,006
                                                                                                ------------  ------------
     Moderate Growth Strategy (Class 1):
         Multi-Managed Moderate Growth Portfolio (Class 1)          4,949,755        11.82        58,495,928    66,758,613
         Asset Allocation: Diversified Growth Portfolio (Class 1)   2,365,809        11.14        26,351,897    28,495,868
         Stock Portfolio (Class 1)                                  1,394,837        15.07        21,016,295    20,929,978
                                                                                                ------------  ------------
                                                                                                 105,864,120   116,184,459
                                                                                                ------------  ------------
     Balanced Growth Strategy (Class 1):
         Multi-Managed Income/Equity Portfolio (Class 1)            3,860,872        12.04        46,489,100    46,940,908
         Asset Allocation: Diversified Growth Portfolio (Class 1)   1,851,854        11.14        20,627,141    20,597,839
         Stock Portfolio (Class 1)                                  1,091,819        15.07        16,450,672    15,175,306
                                                                                                ------------  ------------
                                                                                                  83,566,913    82,714,053
                                                                                                ------------  ------------
     Conservative Growth Strategy (Class 1):
         Multi-Managed Income Portfolio (Class 1)                   3,182,857        12.14        38,633,412    37,089,971
         Asset Allocation: Diversified Growth Portfolio (Class 1)   1,402,976        11.14        15,627,244    14,309,344
         Stock Portfolio (Class 1)                                    620,392        15.07         9,347,577     8,032,455
                                                                                                ------------  ------------
                                                                                                  63,608,233    59,431,770
                                                                                                ------------  ------------
     Large Cap Growth Portfolio (Class 1)                           1,600,184         8.17        13,076,343    16,840,384
     Large Cap Composite Portfolio (Class 1)                          463,105         9.35         4,328,593     4,589,154
     Large Cap Value Portfolio (Class 1)                            1,222,979        11.45        14,000,876    12,839,797
     Mid Cap Growth Portfolio (Class 1)                             1,120,799        11.66        13,073,202    14,108,859
     Mid Cap Value Portfolio (Class 1)                                895,988        17.03        15,254,845    11,751,741
     Small Cap Portfolio (Class 1)                                  1,059,047         8.59         9,092,797     9,895,277
     International Equity Portfolio (Class 1)                       1,036,081         8.33         8,630,369     9,781,498
     Diversified Fixed Income Portfolio (Class 1)                   1,105,415        10.80        11,941,602    11,420,130
     Cash Management Portfolio (Class 1)                              393,274        10.88         4,277,354     4,257,937
     Focus Growth Portfolio (Class 1)                                 848,169         7.44         6,310,171     6,514,447

     Growth Strategy (Class 2):
         Multi-Managed Growth Portfolio (Class 2)                   6,687,725        11.43        76,452,451    72,430,893
         Asset Allocation: Diversified Growth Portfolio (Class 2)   3,428,584        11.12        38,123,639    37,671,972
         Stock Portfolio (Class 2)                                  2,538,479        14.97        38,008,754    37,136,865
                                                                                                ------------  ------------
                                                                                                 152,584,844   147,239,730
                                                                                                ------------  ------------
     Moderate Growth Strategy (Class 2):
         Multi-Managed Moderate Growth Portfolio (Class 2)         13,921,959        11.79       164,156,706   158,382,953
         Asset Allocation: Diversified Growth Portfolio (Class 2)   6,651,501        11.12        73,960,382    71,633,730
         Stock Portfolio (Class 2)                                  3,939,548        14.97        58,987,027    56,312,322
                                                                                                ------------  ------------
                                                                                                 297,104,115   286,329,005
                                                                                                ------------  ------------
     Balanced Growth Strategy (Class 2):
         Multi-Managed Income/Equity Portfolio (Class 2)           12,422,339        12.02       149,271,319   143,813,733
         Asset Allocation: Diversified Growth Portfolio (Class 2)   5,956,850        11.12        66,236,314    63,085,729
         Stock Portfolio (Class 2)                                  3,528,092        14.97        52,826,275    49,346,193
                                                                                                ------------  ------------
                                                                                                 268,333,908   256,245,655
                                                                                                ------------  ------------
     Conservative Growth Strategy (Class 2):
         Multi-Managed Income Portfolio (Class 2)                   9,600,704        12.11       116,304,411   115,496,121
         Asset Allocation: Diversified Growth Portfolio (Class 2)   4,233,365        11.12        47,072,278    44,967,132
         Stock Portfolio (Class 2)                                  1,880,631        14.97        28,158,765    26,141,629
                                                                                                ------------  ------------
                                                                                                 191,535,454   186,604,882
                                                                                                ------------  ------------
     Large Cap Growth Portfolio (Class 2)                           9,293,322         8.12        75,431,698    71,008,761
     Large Cap Composite Portfolio (Class 2)                        3,044,174         9.33        28,390,627    25,965,807
     Large Cap Value Portfolio (Class 2)                            9,388,137        11.42       107,244,514    95,617,019
     Mid Cap Growth Portfolio (Class 2)                             6,169,393        11.58        71,468,422    63,236,350
     Mid Cap Value Portfolio (Class 2)                              6,524,529        16.98       110,814,485    90,558,388
     Small Cap Portfolio (Class 2)                                  7,362,469         8.53        62,783,384    59,483,674
     International Equity Portfolio (Class 2)                      10,231,406         8.32        85,111,831    75,008,318
     Diversified Fixed Income Portfolio (Class 2)                  11,542,301        10.78       124,451,319   121,294,496
     Cash Management Portfolio (Class 2)                            5,019,322        10.86        54,495,028    54,247,603
     Focus Growth Portfolio (Class 2)                               8,718,130         7.39        64,423,382    60,799,873
     Focus Growth & Income Portfolio (Class 2)                      5,051,009         9.25        46,705,858    41,878,735
     Focus Value Portfolio (Class 2)                                4,772,971        13.37        63,830,283    56,087,840
     Focus TechNet Portfolio (Class 2)                              5,445,154         4.88        26,595,288    24,956,308

     Growth Strategy (Class 3):
         Multi-Managed Growth Portfolio (Class 3)                   1,638,319        11.42        18,707,101    18,000,117
         Asset Allocation: Diversified Growth Portfolio (Class 3)     840,238        11.10         9,330,746     9,758,304
         Stock Portfolio (Class 3)                                    622,839        14.94         9,302,307     9,789,546
                                                                                                ------------  ------------
                                                                                                  37,340,154    37,547,967
                                                                                                ------------  ------------
     Moderate Growth Strategy (Class 3):
         Multi-Managed Moderate Growth Portfolio (Class 3)          3,851,947        11.78        45,368,593    44,085,309
         Asset Allocation: Diversified Growth Portfolio (Class 3)   1,841,308        11.10        20,447,511    20,607,329
         Stock Portfolio (Class 3)                                  1,091,990        14.94        16,309,232    16,677,643
                                                                                                ------------  ------------
                                                                                                  82,125,336    81,370,281
                                                                                                ------------  ------------
     Balanced Growth Strategy (Class 3):
         Multi-Managed Income/Equity Portfolio (Class 3)            3,551,964        12.00        42,630,751    41,636,370
         Asset Allocation: Diversified Growth Portfolio (Class 3)   1,704,399        11.10        18,927,159    19,925,629
         Stock Portfolio (Class 3)                                  1,010,728        14.94        15,095,548    15,999,370
                                                                                                ------------  ------------
                                                                                                  76,653,458    77,561,369
                                                                                                ------------  ------------
     Conservative Growth Strategy (Class 3):
         Multi-Managed Income Portfolio (Class 3)                   2,242,330        12.10        27,135,110    26,781,147
         Asset Allocation: Diversified Growth Portfolio (Class 3)     989,910        11.10        10,992,838    12,190,109
         Stock Portfolio (Class 3)                                    440,372        14.94         6,577,097     7,312,625
                                                                                                ------------  ------------
                                                                                                  44,705,045    46,283,881
                                                                                                ------------  ------------
     Large Cap Growth Portfolio (Class 3)                           3,029,329         8.09        24,521,219    23,960,475
     Large Cap Composite Portfolio (Class 3)                          789,982         9.31         7,357,615     7,181,075
     Large Cap Value Portfolio (Class 3)                            2,460,560        11.41        28,080,226    27,092,228
     Mid Cap Growth Portfolio (Class 3)                             2,078,005        11.55        24,007,901    24,019,699
     Mid Cap Value Portfolio (Class 3)                              1,713,184        16.96        29,054,970    27,443,992
     Small Cap Portfolio (Class 3)                                  2,749,124         8.50        23,377,830    23,769,948
     International Equity Portfolio (Class 3)                       2,843,847         8.31        23,626,162    22,386,226
     Diversified Fixed Income Portfolio (Class 3)                   2,944,421        10.76        31,684,920    31,715,154
     Cash Management Portfolio (Class 3)                            1,124,447        10.85        12,194,941    12,138,004
     Focus Growth Portfolio (Class 3)                               2,876,091         7.37        21,200,125    21,643,661
     Focus Growth & Income Portfolio (Class 3)                      2,376,973         9.22        21,925,296    21,622,811
     Focus Value Portfolio (Class 3)                                1,541,907        13.35        20,591,059    20,267,069
     Focus TechNet Portfolio (Class 3)                              2,310,916         4.87        11,262,544    11,575,422
     Allocation Moderate Portfolio (Class 3)                          749,119         9.72         7,281,008     7,391,628
     Allocation Moderate Growth Portfolio (Class 3)                   790,812         9.67         7,643,666     7,778,751
     Allocation Growth Portfolio (Class 3)                            815,975         9.60         7,836,171     8,053,121
     Allocation Balanced Portfolio (Class 3)                          901,884         9.78         8,818,023     8,891,625
     Strategic Fixed Income Portfolio (Class 3)                       270,085         9.70         2,620,058     2,643,855

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005

                                                        Moderate      Balanced    Conservative    Large Cap    Large Cap
                                           Growth        Growth        Growth        Growth        Growth      Composite
                                          Strategy      Strategy      Strategy      Strategy      Portfolio    Portfolio
                                          (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                        ------------  ------------  ------------  ------------  ------------  ------------
Investment income:
     Dividends                          $   624,477   $ 1,017,992   $ 1,242,942   $ 1,241,673   $         0   $    10,837
                                        -----------   -----------   -----------   -----------   -----------   -----------
         Total investment income            624,477     1,017,992     1,242,942     1,241,673             0        10,837
                                        -----------   -----------   -----------   -----------   -----------   -----------
Expenses:
     Mortality and expense risk charge   (1,365,963)   (1,463,216)   (1,150,148)     (863,901)     (178,337)      (61,961)
     Distribution expense charge           (163,593)     (175,222)     (137,700)     (103,424)      (21,266)       (7,420)
                                        -----------   -----------   -----------   -----------   -----------   -----------
         Total expenses                  (1,529,556)   (1,638,438)   (1,287,848)     (967,325)     (199,603)      (69,381)
                                        -----------   -----------   -----------   -----------   -----------   -----------

Net investment income (loss)               (905,079)     (620,446)      (44,906)      274,348      (199,603)      (58,544)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Net realized gains (losses) from
securities transactions:
     Proceeds from shares sold           29,981,895    30,678,305    24,208,855    18,030,436     3,959,625     2,455,839
     Cost of shares sold                (34,337,710)  (33,458,757)  (24,649,649)  (17,883,134)   (5,232,076)   (2,780,848)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Net realized gains (losses) from
 securities transactions                 (4,355,815)   (2,780,452)     (440,794)      147,302    (1,272,451)     (325,009)
Realized gain distributions                       0             0             0             0             0             0
                                        -----------   -----------   -----------   -----------   -----------   -----------

Net realized gains (losses)              (4,355,815)   (2,780,452)     (440,794)      147,302    (1,272,451)     (325,009)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                (28,147,414)  (19,121,741)   (4,010,737)    1,604,570    (5,781,202)     (728,030)
     End of period                      (17,190,136)  (10,320,339)      852,860     4,176,463    (3,764,041)     (260,561)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Change in net unrealized appreciation
    (depreciation) of investments        10,957,278     8,801,402     4,863,597     2,571,893     2,017,161       467,469
                                        -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
 operations                             $ 5,696,384   $ 5,400,504   $ 4,377,897   $ 2,993,543   $   545,107   $    83,916
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                         Large Cap      Mid Cap
                                           Value        Growth
                                         Portfolio     Portfolio
                                         (Class 1)     (Class 1)
                                        ------------  ------------
Investment income:
     Dividends                          $   112,710   $         0
                                        -----------   -----------
         Total investment income            112,710             0
                                        -----------   -----------
Expenses:
     Mortality and expense risk charge     (179,324)     (181,667)
     Distribution expense charge            (21,447)      (21,667)
                                        -----------   -----------
         Total expenses                    (200,771)     (203,334)
                                        -----------   -----------

Net investment income (loss)                (88,061)     (203,334)
                                        -----------   -----------
Net realized gains (losses) from
securities transactions:
     Proceeds from shares sold            2,889,378     4,523,100
     Cost of shares sold                 (2,680,427)   (4,809,922)
                                        -----------   -----------
Net realized gains (losses) from
 securities transactions                    208,951      (286,822)
Realized gain distributions                       0             0
                                        -----------   -----------

Net realized gains (losses)                 208,951      (286,822)
                                        -----------   -----------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                    226,887    (1,755,385)
     End of period                        1,161,079    (1,035,657)
                                        -----------   -----------
Change in net unrealized appreciation
    (depreciation) of investments           934,192       719,728
                                        -----------   -----------
Increase (decrease) in net assets from
 operations                             $ 1,055,082   $   229,572
                                        ===========   ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                           Mid Cap                  International  Diversified      Cash          Focus
                                            Value      Small Cap       Equity      Fixed Income   Management      Growth
                                          Portfolio    Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                          (Class 1)    (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                        ------------  ------------  -------------  ------------  ------------  ------------
Investment income:
     Dividends                          $    63,098   $         0   $     99,268   $   376,885   $     9,810   $         0
                                        -----------   -----------   ------------   -----------   -----------   -----------
         Total investment income             63,098             0         99,268       376,885         9,810             0
                                        -----------   -----------   ------------   -----------   -----------   -----------
Expenses:
     Mortality and expense risk charge     (184,611)     (136,222)      (101,000)     (157,041)      (46,769)      (88,810)
     Distribution expense charge            (22,057)      (16,264)       (12,073)      (18,754)       (5,606)      (10,620)
                                        -----------   -----------   ------------   -----------   -----------   -----------
         Total expenses                    (206,668)     (152,486)      (113,073)     (175,795)      (52,375)      (99,430)
                                        -----------   -----------   ------------   -----------   -----------   -----------

Net investment income (loss)               (143,570)     (152,486)       (13,805)      201,090       (42,565)      (99,430)
                                        -----------   -----------   ------------   -----------   -----------   -----------
Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            3,307,048     5,449,471      1,249,425     4,292,372     5,876,212     2,025,898
     Cost of shares sold                 (2,581,005)   (5,820,716)    (1,490,112)   (4,085,318)   (5,868,030)   (2,089,428)
                                        -----------   -----------   ------------   -----------   -----------   -----------
Net realized gains (losses) from
  securities transactions                   726,043      (371,245)      (240,687)      207,054         8,182       (63,530)
Realized gain distributions                 271,615             0              0         5,945             0             0
                                        -----------   -----------   ------------   -----------   -----------   -----------

Net realized gains (losses)                 997,658      (371,245)      (240,687)      212,999         8,182       (63,530)
                                        -----------   -----------   ------------   -----------   -----------   -----------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                  2,364,952    (1,510,522)    (2,162,518)      531,281        (5,671)      (24,269)
     End of period                        3,503,104      (802,480)    (1,151,129)      521,472        19,417      (204,276)
                                        -----------   -----------   ------------   -----------   -----------   -----------
Change in net unrealized appreciation
    (depreciation) of investments         1,138,152       708,042      1,011,389        (9,809)       25,088      (180,007)
                                        -----------   -----------   ------------   -----------   -----------   -----------
Increase (decrease) in net assets from
 operations                             $ 1,992,240   $   184,311   $    756,897   $   404,280   $    (9,295)  $  (342,967)
                                        ===========   ===========   ============   ===========   ===========   ===========

                                                         Moderate
                                            Growth        Growth
                                           Strategy      Strategy
                                          (Class 2)      (Class 2)
                                        -------------  -------------
Investment income:
     Dividends                          $    737,135   $  2,320,388
                                        ------------   ------------
         Total investment income             737,135      2,320,388
                                        ------------   ------------
Expenses:
     Mortality and expense risk charge    (2,222,542)    (4,235,225)
     Distribution expense charge            (233,315)      (444,776)
                                        ------------   ------------
         Total expenses                   (2,455,857)    (4,680,001)
                                        ------------   ------------

Net investment income (loss)              (1,718,722)    (2,359,613)
                                        ------------   ------------
Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            30,193,892     45,004,534
     Cost of shares sold                 (27,064,839)   (39,009,947)
                                        ------------   ------------
Net realized gains (losses) from
  securities transactions                  3,129,053      5,994,587
Realized gain distributions                        0              0
                                        ------------   ------------

Net realized gains (losses)                3,129,053      5,994,587
                                        ------------   ------------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                    (428,168)     2,095,261
     End of period                         5,345,114     10,775,110
                                        ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments          5,773,282      8,679,849
                                        ------------   ------------
Increase (decrease) in net assets from
 operations                             $  7,183,613   $ 12,314,823
                                        ============   ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                          Balanced     Conservative     Large Cap     Large Cap      Large Cap       Mid Cap
                                           Growth         Growth         Growth       Composite        Value         Growth
                                          Strategy       Strategy       Portfolio     Portfolio      Portfolio      Portfolio
                                         (Class 2)       (Class 2)      (Class 2)     (Class 2)      (Class 2)      (Class 2)
                                        -------------  -------------  -------------  ------------  -------------  -------------
Investment income:
     Dividends                          $  3,433,402   $  3,265,999   $          0   $    29,561   $    702,709   $          0
                                        ------------   ------------   ------------   -----------   ------------   ------------
         Total investment income           3,433,402      3,265,999              0        29,561        702,709              0
                                        ------------   ------------   ------------   -----------   ------------   ------------
Expenses:
     Mortality and expense risk charge    (3,830,376)    (2,713,067)    (1,076,866)     (402,206)    (1,460,848)    (1,032,434)
     Distribution expense charge            (406,485)      (287,093)      (112,917)      (42,688)      (153,338)      (107,929)
                                        ------------   ------------   ------------   -----------   ------------   ------------
         Total expenses                   (4,236,861)    (3,000,160)    (1,189,783)     (444,894)    (1,614,186)    (1,140,363)
                                        ------------   ------------   ------------   -----------   ------------   ------------

Net investment income (loss)                (803,459)       265,839     (1,189,783)     (415,333)      (911,477)    (1,140,363)
                                        ------------   ------------   ------------   -----------   ------------   ------------
Net realized gains (losses) from
 securities transactions:
     Proceeds from shares sold            46,047,049     41,923,079     15,781,149     5,783,457     17,991,497     21,510,321
     Cost of shares sold                 (38,380,727)   (34,621,655)   (15,040,406)   (5,399,622)   (16,233,699)   (18,729,848)
                                        ------------   ------------   ------------   -----------   ------------   ------------
Net realized gains (losses) from
  securities transactions                  7,666,322      7,301,424        740,743       383,835      1,757,798      2,780,473
Realized gain distributions                        0              0              0             0              0              0
                                        ------------   ------------   ------------   -----------   ------------   ------------

Net realized gains (losses)                7,666,322      7,301,424        740,743       383,835      1,757,798      2,780,473
                                        ------------   ------------   ------------   -----------   ------------   ------------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                   7,210,635      4,920,171      1,537,968     1,408,176      5,606,047      9,277,253
     End of period                        12,088,253      4,930,572      4,422,937     2,424,820     11,627,495      8,232,072
                                        ------------   ------------   ------------   -----------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments          4,877,618         10,401      2,884,969     1,016,644      6,021,448     (1,045,181)
                                        ------------   ------------   ------------   -----------   ------------   ------------
Increase (decrease) in net assets from
  operations                            $ 11,740,481   $  7,577,664   $  2,435,929   $   985,146   $  6,867,769   $    594,929
                                        ============   ============   ============   ===========   ============   ============

                                          Mid Cap
                                           Value         Small Cap
                                         Portfolio       Portfolio
                                         (Class 2)       (Class 2)
                                        -------------  -------------
Investment income:
     Dividends                          $    329,747   $          0
                                        ------------   ------------
         Total investment income             329,747              0
                                        ------------   ------------
Expenses:
     Mortality and expense risk charge    (1,467,576)      (898,926)
     Distribution expense charge            (153,883)       (94,352)
                                        ------------   ------------
         Total expenses                   (1,621,459)      (993,278)
                                        ------------   ------------

Net investment income (loss)              (1,291,712)      (993,278)
                                        ------------   ------------
Net realized gains (losses) from
 securities transactions:
     Proceeds from shares sold            24,279,127     20,565,875
     Cost of shares sold                 (19,786,537)   (19,067,718)
                                        ------------   ------------
Net realized gains (losses) from
  securities transactions                  4,492,590      1,498,157
Realized gain distributions                1,985,785              0
                                        ------------   ------------

Net realized gains (losses)                6,478,375      1,498,157
                                        ------------   ------------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                  12,223,774      4,247,359
     End of period                        20,256,097      3,299,710
                                        ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments          8,032,323       (947,649)
                                        ------------   ------------
Increase (decrease) in net assets from
  operations                            $ 13,218,986   $   (442,770)
                                        ============   ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                         International   Diversified        Cash          Focus       Focus Growth       Focus
                                             Equity      Fixed Income    Management      Growth        and Income        Value
                                           Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                           (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                         -------------   ------------   ------------   ------------   ------------   ------------
Investment income:
     Dividends                           $     783,465   $  3,744,673   $     89,108   $          0   $          0   $    384,410
                                         -------------   ------------   ------------   ------------   ------------   ------------
         Total investment income               783,465      3,744,673         89,108              0              0        384,410
                                         -------------   ------------   ------------   ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge        (984,461)    (1,805,031)      (756,610)      (937,224)      (673,450)      (799,431)
     Distribution expense charge              (104,416)      (190,897)       (80,704)       (99,283)       (71,301)       (85,111)
                                         -------------   ------------   ------------   ------------   ------------   ------------
         Total expenses                     (1,088,877)    (1,995,928)      (837,314)    (1,036,507)      (744,751)      (884,542)
                                         -------------   ------------   ------------   ------------   ------------   ------------

Net investment income (loss)                  (305,412)     1,748,745       (748,206)    (1,036,507)      (744,751)      (500,132)
                                         -------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold              11,806,550     42,680,696     63,623,199     16,678,793     14,656,264     12,948,180
     Cost of shares sold                   (10,632,746)   (41,502,087)   (63,612,446)   (15,529,249)   (13,302,771)   (11,156,071)
                                         -------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions                   1,173,804      1,178,609         10,753      1,149,544      1,353,493      1,792,109
Realized gain distributions                          0         62,101              0              0              0      2,984,199
                                         -------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)                  1,173,804      1,240,710         10,753      1,149,544      1,353,493      4,776,308
                                         -------------   ------------   ------------   ------------   ------------   ------------
Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                     4,930,110      2,574,622       (164,717)     7,108,117      5,299,563      6,784,989
     End of period                          10,103,513      3,156,823        247,425      3,623,509      4,827,123      7,742,443
                                         -------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized appreciation
   (depreciation) of investments             5,173,403        582,201        412,142     (3,484,608)      (472,440)       957,454
                                         -------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets from
   operations                            $   6,041,795   $  3,571,656   $   (325,311)  $ (3,371,571)  $    136,302   $  5,233,630
                                         =============   ============   ============   ============   ============   ============

                                            Focus
                                           TechNet        Growth
                                          Portfolio      Strategy
                                          (Class 2)      (Class 3)
                                         ------------   ------------
Investment income:
     Dividends                           $          0   $    116,068
                                         ------------   ------------
         Total investment income                    0        116,068
                                         ------------   ------------

Expenses:
     Mortality and expense risk charge       (374,741)      (350,601)
     Distribution expense charge              (40,251)       (38,052)
                                         ------------   ------------
         Total expenses                      (414,992)      (388,653)
                                         ------------   ------------

Net investment income (loss)                 (414,992)      (272,585)
                                         ------------   ------------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold             20,405,188      3,875,905
     Cost of shares sold                  (18,647,134)    (2,574,569)
                                         ------------   ------------

Net realized gains (losses) from
   securities transactions                  1,758,054      1,301,336
Realized gain distributions                         0              0
                                         ------------   ------------

Net realized gains (losses)                 1,758,054      1,301,336
                                         ------------   ------------

Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                    4,863,449       (253,769)
     End of period                          1,638,980       (207,813)
                                         ------------   ------------

Change in net unrealized appreciation
   (depreciation) of investments           (3,224,469)        45,956
                                         ------------   ------------

Increase (decrease) in net assets from
   operations                            $ (1,881,407)  $  1,074,707
                                         ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                         Moderate      Balanced     Conservative   Large Cap     Large Cap     Large Cap
                                          Growth        Growth         Growth       Growth       Composite       Value
                                         Strategy      Strategy       Strategy     Portfolio     Portfolio     Portfolio
                                         (Class 3)     (Class 3)      (Class 3)    (Class 3)     (Class 3)     (Class 3)
                                        -----------   -----------   ------------  -----------   -----------   -----------
Investment income:
     Dividends                          $   449,479   $   731,824   $    637,022  $         0   $       223   $   119,939
                                        -----------   -----------   ------------  -----------   -----------   -----------
         Total investment income            449,479       731,824        637,022            0           223       119,939
                                        -----------   -----------   ------------  -----------   -----------   -----------

Expenses:
     Mortality and expense risk charge     (774,701)     (758,466)      (464,816)    (225,671)      (75,133)     (251,831)
     Distribution expense charge            (84,625)      (79,944)       (50,173)     (24,670)       (8,286)      (27,370)
                                        -----------   -----------   ------------  -----------   -----------   -----------
         Total expenses                    (859,326)     (838,410)      (514,989)    (250,341)      (83,419)     (279,201)
                                        -----------   -----------   ------------  -----------   -----------   -----------

Net investment income (loss)               (409,847)     (106,586)       122,033     (250,341)      (83,196)     (159,262)
                                        -----------   -----------   ------------  -----------   -----------   -----------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold            4,181,328     8,010,373      8,517,167    3,404,393       929,370     2,411,401
     Cost of shares sold                 (2,850,939)   (5,230,183)    (6,056,284)  (3,324,022)     (894,421)   (2,316,911)
                                        -----------   -----------   ------------  -----------   -----------   -----------

Net realized gains (losses) from
   securities transactions                1,330,389     2,780,190      2,460,883       80,371        34,949        94,490
Realized gain distributions                       0             0              0            0             0             0
                                        -----------   -----------   ------------  -----------   -----------   -----------

Net realized gains (losses)               1,330,389     2,780,190      2,460,883       80,371        34,949        94,490
                                        -----------   -----------   ------------  -----------   -----------   -----------

Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                   (554,472)     (329,344)      (319,780)     (48,989)      (38,605)      (64,926)
     End of period                          755,055      (907,911)    (1,578,836)     560,744       176,540       987,998
                                        -----------   -----------   ------------  -----------   -----------   -----------

Change in net unrealized appreciation
   (depreciation) of investments          1,309,527      (578,567)    (1,259,056)     609,733       215,145     1,052,924
                                        -----------   -----------   ------------  -----------   -----------   -----------

Increase (decrease) in net assets from
   operations                           $ 2,230,069   $ 2,095,037   $  1,323,860  $   439,763   $   166,898   $   988,152
                                        ===========   ===========   ============  ===========   ===========   ===========

                                          Mid Cap       Mid Cap
                                          Growth         Value
                                         Portfolio     Portfolio
                                         (Class 3)     (Class 3)
                                        -----------   -----------
Investment income:
     Dividends                          $         0   $    44,512
                                        -----------   -----------
         Total investment income                  0        44,512
                                        -----------   -----------

Expenses:
     Mortality and expense risk charge     (229,499)     (258,804)
     Distribution expense charge            (25,050)      (28,225)
                                        -----------   -----------
         Total expenses                    (254,549)     (287,029)
                                        -----------   -----------

Net investment income (loss)               (254,549)     (242,517)
                                        -----------   -----------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold            2,250,596     3,062,435
     Cost of shares sold                 (2,207,013)   (2,842,701)
                                        -----------   -----------

Net realized gains (losses) from
   securities transactions                   43,583       219,734
Realized gain distributions                       0       396,770
                                        -----------   -----------

Net realized gains (losses)                  43,583       616,504
                                        -----------   -----------

Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                    (60,249)       27,316
     End of period                          (11,798)    1,610,978
                                        -----------   -----------

Change in net unrealized appreciation
   (depreciation) of investments             48,451     1,583,662
                                        -----------   -----------

Increase (decrease) in net assets from
   operations                           $  (162,515)  $ 1,957,649
                                        ===========   ===========

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                      International   Diversified        Cash          Focus       Focus Growth
                                         Small Cap       Equity       Fixed Income    Management       Growth       and Income
                                         Portfolio      Portfolio      Portfolio       Portfolio      Portfolio     Portfolio
                                         (Class 3)      (Class 3)      (Class 3)       (Class 3)      (Class 3)     (Class 3)
                                        ------------  -------------   ------------   ------------   ------------   ------------
Investment income:
     Dividends                          $          0  $     167,650   $    656,317   $     10,463   $          0   $          0
                                        ------------  -------------   ------------   ------------   ------------   ------------
         Total investment income                   0        167,650        656,317         10,463              0              0
                                        ------------  -------------   ------------   ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge      (217,059)      (198,370)      (283,677)      (157,697)      (218,671)      (231,301)
     Distribution expense charge             (23,895)       (21,801)       (30,497)       (17,657)       (24,178)       (25,047)
                                        ------------  -------------   ------------   ------------   ------------   ------------
         Total expenses                     (240,954)      (220,171)      (314,174)      (175,354)      (242,849)      (256,348)
                                        ------------  -------------   ------------   ------------   ------------   ------------

Net investment income (loss)                (240,954)       (52,521)       342,143       (164,891)      (242,849)      (256,348)
                                        ------------  -------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold             3,568,803      1,815,253      9,023,160     24,846,507      2,644,098      2,919,763
     Cost of shares sold                  (3,563,330)    (1,729,408)    (9,081,344)   (24,808,029)    (2,720,171)    (2,888,772)
                                        ------------  -------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions                     5,473         85,845        (58,184)        38,478        (76,073)        30,991
Realized gain distributions                        0              0         11,271              0              0              0
                                        ------------  -------------   ------------   ------------   ------------   ------------

Net realized gains (losses)                    5,473         85,845        (46,913)        38,478        (76,073)        30,991
                                        ------------  -------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                    (298,043)        (6,115)      (176,662)        (4,810)      (204,848)       (92,382)
     End of period                          (392,118)     1,239,936        (30,234)        56,937       (443,536)       302,485
                                        ------------  -------------   ------------   ------------   ------------   ------------

Change in net unrealized appreciation
   (depreciation) of investments             (94,075)     1,246,051        146,428         61,747       (238,688)       394,867
                                        ------------  -------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets from
   operations                           $   (329,556) $   1,279,375   $    441,658   $    (64,666)  $   (557,610)  $    169,510
                                        ============  =============   ============   ============   ============   ============

                                          Focus           Focus
                                          Value          TechNet
                                         Portfolio      Portfolio
                                         (Class 3)      (Class 3)
                                        ------------   ------------
Investment income:
     Dividends                          $     93,616   $          0
                                        ------------   ------------
         Total investment income              93,616              0
                                        ------------   ------------

Expenses:
     Mortality and expense risk charge      (192,164)      (114,807)
     Distribution expense charge             (21,072)       (12,823)
                                        ------------   ------------
         Total expenses                     (213,236)      (127,630)
                                        ------------   ------------

Net investment income (loss)                (119,620)      (127,630)
                                        ------------   ------------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold             2,610,100      2,611,563
     Cost of shares sold                  (2,526,375)    (2,610,177)
                                        ------------   ------------

Net realized gains (losses) from
   securities transactions                    83,725          1,386
Realized gain distributions                  845,879              0
                                        ------------   ------------

Net realized gains (losses)                  929,604          1,386
                                        ------------   ------------

Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                    (114,260)        30,447
     End of period                           323,990       (312,878)
                                        ------------   ------------

Change in net unrealized appreciation
   (depreciation) of investments             438,250       (343,325)
                                        ------------   ------------

Increase (decrease) in net assets from
   operations                           $  1,248,234   $   (469,569)
                                        ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                       Allocation
                                         Allocation     Moderate      Allocation     Allocation      Strategic
                                          Moderate       Growth         Growth        Balanced      Fixed Income
                                         Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                        (Class 3)(1)   (Class 3)(1)   (Class 3)(1)   (Class 3)(1)   (Class 3)(1)
                                        ------------   ------------   ------------   ------------   ------------
Investment income:
     Dividends                          $          0   $          0   $          0   $          0   $          0
                                        ------------   ------------   ------------   ------------   ------------
         Total investment income                   0              0              0              0              0
                                        ------------   ------------   ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge        (9,838)        (8,331)        (9,008)       (11,423)        (3,007)
     Distribution expense charge              (1,025)          (896)          (958)        (1,262)          (303)
                                        ------------   ------------   ------------   ------------   ------------
         Total expenses                      (10,863)        (9,227)        (9,966)       (12,685)        (3,310)
                                        ------------   ------------   ------------   ------------   ------------

Net investment income (loss)                 (10,863)        (9,227)        (9,966)       (12,685)        (3,310)
                                        ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold               168,481        247,699      1,417,027        381,855         28,984
     Cost of shares sold                    (171,690)      (249,170)    (1,439,958)      (384,820)       (29,222)
                                        ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions                    (3,209)        (1,471)       (22,931)        (2,965)          (238)
Realized gain distributions                        0              0              0              0              0
                                        ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)                   (3,209)        (1,471)       (22,931)        (2,965)          (238)
                                        ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                           0              0              0              0              0
     End of period                          (110,620)      (135,085)      (216,950)       (73,602)       (23,797)
                                        ------------   ------------   ------------   ------------   ------------

Change in net unrealized appreciation
  (depreciation) of investments             (110,620)      (135,085)      (216,950)       (73,602)       (23,797)
                                        ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets from
   operations                           $   (124,692)  $   (145,783)  $   (249,847)  $    (89,252)  $    (27,345)
                                        ============   ============   ============   ============   ============

(1) For the period from February 14, 2005 (inception) to April 30, 2005.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005

                                                             Moderate       Balanced     Conservative    Large Cap      Large Cap
                                               Growth         Growth         Growth         Growth         Growth       Composite
                                              Strategy       Strategy       Strategy       Strategy      Portfolio      Portfolio
                                             (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $   (905,079)  $   (620,446)  $    (44,906)  $    274,348   $   (199,603)  $    (58,544)
    Net realized gains (losses)
       from securities transactions           (4,355,815)    (2,780,452)      (440,794)       147,302     (1,272,451)      (325,009)
    Change in net unrealized appreciation
       (depreciation) of investments          10,957,278      8,801,402      4,863,597      2,571,893      2,017,161        467,469
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Increase (decrease) in net assets
     from operations                           5,696,384      5,400,504      4,377,897      2,993,543        545,107         83,916
                                            ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions
       Net proceeds from units sold              623,656         55,129        216,427        142,399         47,094         31,238
       Cost of units redeemed                (20,735,773)   (22,413,148)   (18,143,390)   (11,870,088)    (1,380,300)      (460,587)
       Annuity benefit payments                 (202,077)      (227,176)       (97,160)      (186,701)       (10,841)        (8,086)
       Net transfers                          (4,835,249)    (2,051,673)        33,075       (250,739)      (921,370)      (214,376)
       Contract maintenance charge               (73,182)       (60,155)       (42,024)       (27,301)        (5,340)        (1,825)
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Increase (decrease) in net assets
     from capital transactions               (25,222,625)   (24,697,023)   (18,033,072)   (12,192,430)    (2,270,757)      (653,636)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets            (19,526,241)   (19,296,519)   (13,655,175)    (9,198,887)    (1,725,650)      (569,720)
Net assets at beginning of period            116,291,111    125,160,639     97,222,088     72,807,120     14,801,993      4,898,313
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                 $ 96,764,870   $105,864,120   $ 83,566,913   $ 63,608,233   $ 13,076,343   $  4,328,593
                                            ============   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                    39,671          2,871         11,511          9,843          5,556          3,331
    Units redeemed                            (1,282,557)    (1,466,086)    (1,194,201)      (814,686)      (140,447)       (49,294)
    Units transferred                           (285,866)      (140,734)          (509)       (16,741)       (89,344)       (35,311)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding      (1,528,752)    (1,603,949)    (1,183,199)      (821,584)      (224,235)       (81,274)
Beginning units                                7,591,901      8,282,850      6,556,652      4,977,245      1,685,980        540,273
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                   6,063,149      6,678,901      5,373,453      4,155,661      1,461,745        458,999
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.52% :
    Units sold                                       671            678          3,052              0              0              0
    Units redeemed                               (67,860)       (15,338)       (28,319)        (6,405)       (28,796)        (2,490)
    Units transferred                            (22,736)         2,077          3,915           (274)       (20,706)          (575)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding         (89,925)       (12,583)       (21,352)        (6,679)       (49,502)        (3,065)
Beginning units                                  180,815        173,100        162,774        116,512        146,171         13,893
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                      90,890        160,517        141,422        109,833         96,669         10,828
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.55% (1):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.55% (2):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.65% :
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.70% (3):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.70% (4):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts With Total Expenses of 1.80% :
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.95% (5):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.95% (6):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                              Large Cap       Mid Cap        Mid Cap                    International  Diversified
                                                Value          Growth         Value        Small Cap       Equity      Fixed Income
                                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                              (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                             ------------   ------------   ------------   ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (88,061)  $   (203,334)  $   (143,570)  $   (152,486)  $    (13,805) $    201,090
    Net realized gains (losses) from
      securities transactions                     208,951       (286,822)       997,658       (371,245)      (240,687)      212,999
    Change in net unrealized appreciation
       (depreciation) of investments              934,192        719,728      1,138,152        708,042      1,011,389        (9,809)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets from
       operations                               1,055,082        229,572      1,992,240        184,311        756,897       404,280
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
       Net proceeds from units sold                57,361         85,237         86,786         52,471         26,779       229,524
       Cost of units redeemed                  (1,664,485)    (1,331,315)    (1,717,989)    (1,427,310)      (794,395)   (1,933,772)
       Annuity benefit payments                   (13,654)       (23,416)       (25,232)       (11,866)        (8,079)      (58,445)
       Net transfers                              721,703       (580,340)     1,331,069       (621,969)       807,829       917,604
       Contract maintenance charge                 (3,986)        (5,927)        (4,631)        (3,329)        (2,293)       (3,176)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets from
      capital transactions                       (903,061)    (1,855,761)      (329,997)    (2,012,003)        29,841      (848,265)
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets                 152,021     (1,626,189)     1,662,243     (1,827,692)       786,738      (443,985)
Net assets at beginning of period              13,848,855     14,699,391     13,592,602     10,920,489      7,843,631    12,385,587
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $ 14,000,876   $ 13,073,202   $ 15,254,845   $  9,092,797   $  8,630,369  $ 11,941,602
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                      4,611          5,862          4,363          4,815          3,115        19,447
    Units redeemed                               (118,345)       (89,799)       (81,095)      (119,543)       (91,812)     (152,454)
    Units transferred                              53,928        (45,754)        57,080        (44,528)        77,877        70,556
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          (59,806)      (129,691)       (19,652)      (159,256)       (10,820)      (62,451)
Beginning units                                 1,138,283        998,138        750,965        987,030        961,285     1,000,019
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    1,078,477        868,447        731,313        827,774        950,465       937,568
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
    Units sold                                          0              0              0              0              0             0
    Units redeemed                                (18,655)        (6,217)        (9,765)       (15,374)        (5,024)      (13,766)
    Units transferred                               6,411            432         12,223            257         15,611         6,746
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          (12,244)        (5,785)         2,458        (15,117)        10,587        (7,020)
Beginning units                                    46,181         71,562         33,208         61,532         38,988        56,104
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                       33,937         65,777         35,666         46,415         49,575        49,084
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts With Total Expenses of 1.80% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                 Cash          Focus                        Moderate       Balanced    Conservative
                                              Management      Growth          Growth         Growth         Growth        Growth
                                              Portfolio      Portfolio       Strategy       Strategy       Strategy      Strategy
                                              (Class 1)      (Class 1)      (Class 2)       (Class 2)      (Class 2)     (Class 2)
                                             ------------   ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (42,565)  $    (99,430)  $ (1,718,722)  $ (2,359,613)  $   (803,459) $    265,839
    Net realized gains (losses)
     from securities transactions                   8,182        (63,530)     3,129,053      5,994,587      7,666,322     7,301,424
    Change in net unrealized appreciation
       (depreciation) of investments               25,088       (180,007)     5,773,282      8,679,849      4,877,618        10,401
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
       from operations                             (9,295)      (342,967)     7,183,613     12,314,823     11,740,481     7,577,664
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
       Net proceeds from units sold               278,400         35,001      7,217,591     16,617,169     12,474,457     7,304,683
       Cost of units redeemed                  (1,467,473)      (714,158)   (13,172,249)   (18,301,318)   (21,004,732)  (18,693,308)
       Annuity benefit payments                    (4,325)        (8,629)             0              0              0             0
       Net transfers                            2,245,335       (529,356)    (5,616,615)    (5,639,077)    (3,426,925)    3,020,258
       Contract maintenance charge                 (1,161)        (3,144)       (61,704)       (84,074)       (64,633)      (41,292)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
       from capital transactions                1,050,776     (1,220,286)   (11,632,977)    (7,407,300)   (12,021,833)   (8,409,659)
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets               1,041,481     (1,563,253)    (4,449,364)     4,907,523       (281,352)     (831,995)
Net assets at beginning of period               3,235,873      7,873,424    157,034,208    292,196,592    268,615,260   192,367,449
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $  4,277,354   $  6,310,171   $152,584,844   $297,104,115   $268,333,908  $191,535,454
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                     26,172          5,030         23,443         84,737         76,340        57,584
    Units redeemed                               (134,669)      (104,240)      (234,686)      (440,246)      (597,286)     (547,660)
    Units transferred                             210,466        (57,802)       (20,871)         3,847       (248,247)       75,375
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          101,969       (157,012)      (232,114)      (351,662)      (769,193)     (414,701)
Beginning units                                   297,445      1,050,831      3,060,846      6,129,318      6,710,604     4,669,333
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      399,414        893,819      2,828,732      5,777,656      5,941,411     4,254,632
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
    Units sold                                          0              0              -              -              -             -
    Units redeemed                                 (3,774)          (253)             -              -              -             -
    Units transferred                                 366        (19,875)             -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           (3,408)       (20,128)             -              -              -             -
Beginning units                                     5,776         50,226              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                        2,368         30,098              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
    Units sold                                          -              -        277,034        567,066        488,018       261,244
    Units redeemed                                      -              -        (17,467)       (42,095)       (41,595)      (46,630)
    Units transferred                                   -              -         15,078         72,679         97,745        (5,691)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        274,645        597,650        544,168       208,923
Beginning units                                         -              -        644,613      1,028,643        910,818       620,786
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -        919,258      1,626,293      1,454,986       829,709
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
    Units sold                                          -              -         35,580         90,164         63,577        29,331
    Units redeemed                                      -              -       (605,701)      (702,643)      (749,233)     (652,297)
    Units transferred                                   -              -       (313,726)      (511,154)      (115,084)      163,141
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -       (883,847)    (1,123,633)      (800,740)     (459,825)
Beginning units                                         -              -      6,534,800     11,913,631     10,462,140     7,727,403
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -      5,650,953     10,789,998      9,661,400     7,267,578
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
    Units sold                                          -              -        108,827        256,153        155,342        85,299
    Units redeemed                                      -              -         (3,101)       (15,637)       (29,151)      (19,519)
    Units transferred                                   -              -          6,497         53,807         25,435        (5,462)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        112,223        294,323        151,626        60,318
Beginning units                                         -              -         64,344        326,866        407,584       300,618
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -        176,567        621,189        559,210       360,936
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts With Total Expenses of 1.80% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
    Units sold                                          -              -         27,668        106,714         64,113        69,562
    Units redeemed                                      -              -         (5,862)       (17,805)       (11,741)      (22,615)
    Units transferred                                   -              -        (66,492)         3,389         13,534       (24,267)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        (44,686)        92,298         65,906        22,680
Beginning units                                         -              -        304,735        566,832        276,721       283,856
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -        260,049        659,130        342,627       306,536
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                              Large Cap      Large Cap      Large Cap       Mid Cap        Mid Cap
                                                Growth       Composite        Value          Growth         Value       Small Cap
                                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                               (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                             ------------   ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $ (1,189,783)  $   (415,333)  $   (911,477)  $ (1,140,363)  $ (1,291,712) $   (993,278)
    Net realized gains (losses) from
      securities transactions                     740,743        383,835      1,757,798      2,780,473      6,478,375     1,498,157
    Change in net unrealized appreciation
       (depreciation) of investments            2,884,969      1,016,644      6,021,448     (1,045,181)     8,032,323      (947,649)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
      from operations                           2,435,929        985,146      6,867,769        594,929     13,218,986      (442,770)
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
       Net proceeds from units sold             4,897,126      2,023,584      6,310,434      6,007,798      6,736,285     6,557,101
       Cost of units redeemed                  (5,657,426)    (2,760,345)    (6,539,960)    (4,793,602)    (7,631,556)   (4,301,538)
       Annuity benefit payments                         0              0              0              0              0             0
       Net transfers                            1,640,345        585,335      9,388,829       (379,069)    15,665,645      (555,116)
       Contract maintenance charge                (16,024)        (7,183)       (17,490)       (15,473)       (20,158)      (14,030)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
      from capital transactions                   864,021       (158,609)     9,141,813        819,654     14,750,216     1,686,417
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets               3,299,950        826,537     16,009,582      1,414,583     27,969,202     1,243,647
Net assets at beginning of period              72,131,748     27,564,090     91,234,932     70,053,839     82,845,283    61,539,737
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $ 75,431,698   $ 28,390,627   $107,244,514   $ 71,468,422   $110,814,485  $ 62,783,384
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                     41,437         10,122         27,989         23,174         24,729        31,258
    Units redeemed                               (201,414)      (110,386)      (157,780)       (91,906)      (134,620)     (128,498)
    Units transferred                             (27,953)       (39,080)       163,355        (49,252)       342,343       (28,874)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding         (187,930)      (139,344)        33,564       (117,984)       232,452      (126,114)
Beginning units                                 2,506,282      1,127,043      2,247,061      1,390,558      1,362,730     1,731,813
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    2,318,352        987,699      2,280,625      1,272,574      1,595,182     1,605,699
                                             ============   ============   ============   ============   ============  ============

Contracts with total expenses of 1.52% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
    Units sold                                    347,097        150,404        338,141        264,100        232,050       373,415
    Units redeemed                                (29,421)        (4,788)       (26,406)       (12,994)       (11,851)      (21,466)
    Units transferred                             138,526         17,364        193,484         84,519         88,020        82,370
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          456,202        162,980        505,219        335,625        308,219       434,319
Beginning units                                   411,518        127,075        424,460        246,667        206,069       285,099
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      867,720        290,055        929,679        582,292        514,288       719,418
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
    Units sold                                     32,853         25,680         45,751         23,624         22,707        34,979
    Units redeemed                               (440,103)      (188,818)      (341,895)      (225,122)      (249,606)     (244,581)
    Units transferred                              (1,619)        80,937        338,906       (118,542)       364,728      (128,199)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding         (408,869)       (82,201)        42,762       (320,040)       137,829      (337,801)
Beginning units                                 5,798,700      1,811,476      5,011,546      3,297,418      3,128,628     3,702,649
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    5,389,831      1,729,275      5,054,308      2,977,378      3,266,457     3,364,848
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
    Units sold                                    126,877         23,059         87,269         86,609         73,920       143,168
    Units redeemed                                 (7,492)        (2,175)        (6,668)        (4,848)        (4,728)       (6,253)
    Units transferred                              78,431          2,320         73,420         27,199         31,344        34,105
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          197,816         23,204        154,021        108,960        100,536       171,020
Beginning units                                   139,820         39,188        108,706        102,220         70,357       126,171
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      337,636         62,392        262,727        211,180        170,893       297,191
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts With Total Expenses of 1.80% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
    Units sold                                     40,639         11,531         30,004         25,311         25,755        33,747
    Units redeemed                                 (5,077)          (138)        (3,110)        (3,023)        (2,287)       (4,488)
    Units transferred                              11,621         (3,387)         7,883         (7,817)        40,111       (26,134)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           47,183          8,006         34,777         14,471         63,579         3,125
Beginning units                                   101,828         39,152         99,957         87,902         81,425       112,078
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      149,011         47,158        134,734        102,373        145,004       115,203
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                             International  Diversified        Cash          Focus       Focus Growth     Focus
                                                Equity      Fixed Income    Management       Growth       and Income      Value
                                               Portfolio      Portfolio      Portfolio     Portfolio       Portfolio    Portfolio
                                               (Class 2)      (Class 2)      (Class 2)     (Class 2)       (Class 2)    (Class 2)
                                             -------------  ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (305,412) $  1,748,745   $   (748,206)  $ (1,036,507)  $   (744,751) $   (500,132)
    Net realized gains (losses)
    from securities transactions                 1,173,804     1,240,710         10,753      1,149,544      1,353,493     4,776,308
    Change in net unrealized appreciation
       (depreciation) of investments             5,173,403       582,201        412,142     (3,484,608)      (472,440)      957,454
                                             -------------  ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
      from operations                            6,041,795     3,571,656       (325,311)    (3,371,571)       136,302     5,233,630
                                             -------------  ------------   ------------   ------------   ------------  ------------

From capital transactions
       Net proceeds from units sold              6,296,061     7,135,923      9,598,944      5,725,612      3,173,550     5,834,878
       Cost of units redeemed                   (4,003,696)  (11,965,158)   (10,388,177)    (4,435,576)    (3,158,128)   (3,972,673)
       Annuity benefit payments                          0             0              0              0              0             0
       Net transfers                            17,528,550    (4,114,037)     6,480,791         88,463     (3,102,239)    9,047,287
       Contract maintenance charge                 (10,978)      (22,264)        (8,778)       (22,592)       (11,525)      (13,184)
                                             -------------  ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
      from capital transactions                 19,809,937    (8,965,536)     5,682,780      1,355,907     (3,098,342)   10,896,308
                                             -------------  ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets               25,851,732    (5,393,880)     5,357,469     (2,015,664)    (2,962,040)   16,129,938
Net assets at beginning of period               59,260,099   129,845,199     49,137,559     66,439,046     49,667,898    47,700,345
                                             -------------  ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $  85,111,831  $124,451,319   $ 54,495,028   $ 64,423,382   $ 46,705,858  $ 63,830,283
                                             =============  ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                      47,250        36,836         47,460         70,093         41,235        34,139
    Units redeemed                                (139,101)     (404,626)      (391,930)      (203,155)      (115,620)     (120,569)
    Units transferred                              466,715       (50,443)      (175,256)      (124,577)       (66,232)      130,960
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           374,864      (418,233)      (519,726)      (257,639)      (140,617)       44,530
Beginning units                                  2,550,023     3,681,335      2,075,670      3,351,278      1,792,332     1,632,981
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                     2,924,887     3,263,102      1,555,944      3,093,639      1,651,715     1,677,511
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
    Units sold                                           -             -              -              -              -             -
    Units redeemed                                       -             -              -              -              -             -
    Units transferred                                    -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                 -             -              -              -              -             -
Beginning units                                          -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                             -             -              -              -              -             -
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
    Units sold                                     477,408       324,356        583,685        442,857        203,953       216,192
    Units redeemed                                 (35,977)      (48,909)       (38,146)       (20,429)       (11,652)      (13,603)
    Units transferred                              361,542       188,194        (82,728)        24,909          1,097        61,252
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           802,973       463,641        462,811        447,337        193,398       263,841
Beginning units                                    568,336       613,423        214,224        394,736        288,051       178,808
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                     1,371,309     1,077,064        677,035        842,073        481,449       442,649
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
    Units sold                                           -             -              -              -              -             -
    Units redeemed                                       -             -              -              -              -             -
    Units transferred                                    -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                 -             -              -              -              -             -
Beginning units                                          -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                             -             -              -              -              -             -
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
    Units sold                                      51,959        24,250         64,503         40,083         40,587        25,659
    Units redeemed                                (302,940)     (550,099)      (469,993)      (408,470)      (226,484)     (158,458)
    Units transferred                            1,105,200      (673,051)       596,409         70,710       (330,294)      358,980
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           854,219    (1,198,900)       190,919       (297,677)      (516,191)      226,181
Beginning units                                  4,289,296     6,560,826      2,195,684      5,295,017      3,398,662     1,866,772
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                     5,143,515     5,361,926      2,386,603      4,997,340      2,882,471     2,092,953
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
    Units sold                                     149,840       177,708        211,314        206,382         60,595       122,040
    Units redeemed                                  (6,607)       (6,843)       (30,248)       (10,834)        (5,306)       (6,033)
    Units transferred                              109,061       141,585         70,557         53,561         34,772        71,022
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           252,294       312,450        251,623        249,109         90,061       187,029
Beginning units                                    110,449       155,162         67,028        185,821        104,591       113,299
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                       362,743       467,612        318,651        434,930        194,652       300,328
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
    Units sold                                           -             -              -              -              -             -
    Units redeemed                                       -             -              -              -              -             -
    Units transferred                                    -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                 -             -              -              -              -             -
Beginning units                                          -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                             -             -              -              -              -             -
                                             =============  ============   ============   ============   ============  ============
Contracts With Total Expenses of 1.80% :
    Units sold                                           -             -              -              -              -             -
    Units redeemed                                       -             -              -              -              -             -
    Units transferred                                    -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                 -             -              -              -              -             -
Beginning units                                          -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                             -             -              -              -              -             -
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
    Units sold                                      39,708        51,619          1,109         68,998          8,271        53,654
    Units redeemed                                  (1,874)       (6,038)       (53,476)        (6,666)        (3,825)       (3,992)
    Units transferred                               22,394        50,538        206,411        (25,939)        (9,393)       59,730
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding            60,228        96,119        154,044         36,393         (4,947)      109,392
Beginning units                                     95,197       191,971         95,446        134,662         84,532       107,110
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                       155,425       288,090        249,490        171,055         79,585       216,502
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
    Units sold                                           -             -              -              -              -             -
    Units redeemed                                       -             -              -              -              -             -
    Units transferred                                    -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                 -             -              -              -              -             -
Beginning units                                          -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                             -             -              -              -              -             -
                                             =============  ============   ============   ============   ============  ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                Focus                        Moderate       Balanced     Conservative   Large Cap
                                               TechNet         Growth         Growth         Growth         Growth        Growth
                                              Portfolio       Strategy       Strategy       Strategy       Strategy     Portfolio
                                               (Class 2)      (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                             ------------   ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $   (414,992)  $   (272,585)  $   (409,847)  $   (106,586)  $    122,033  $   (250,341)
    Net realized gains (losses) from
       securities transactions                  1,758,054      1,301,336      1,330,389      2,780,190      2,460,883        80,371
    Change in net unrealized appreciation
       (depreciation) of investments           (3,224,469)        45,956      1,309,527       (578,567)    (1,259,056)      609,733
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
       from operations                         (1,881,407)     1,074,707      2,230,069      2,095,037      1,323,860       439,763
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
       Net proceeds from units sold             1,431,582     23,391,278     46,003,967     43,494,405     25,169,063    12,146,403
       Cost of units redeemed                  (1,981,549)      (627,857)    (2,066,744)    (3,540,556)    (2,797,299)     (664,664)
       Annuity benefit payments                         0              0              0              0              0             0
       Net transfers                               81,507      2,834,272     10,797,692     11,297,549      4,576,357     5,454,400
       Contract maintenance charge                (10,024)        (3,886)        (7,488)        (4,718)        (2,154)       (1,755)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
       from capital transactions                 (478,484)    25,593,807     54,727,427     51,246,680     26,945,967    16,934,384
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets              (2,359,891)    26,668,514     56,957,496     53,341,717     28,269,827    17,374,147
Net assets at beginning of period              28,955,179     10,671,640     25,167,840     23,311,741     16,435,218     7,147,072
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $ 26,595,288   $ 37,340,154   $ 82,125,336   $ 76,653,458   $ 44,705,045  $ 24,521,219
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                     66,514        814,489      1,587,747      1,419,331        822,788       827,574
    Units redeemed                               (223,833)       (25,944)       (76,351)       (57,277)       (68,461)      (33,271)
    Units transferred                             205,973        153,755        468,604        448,744        180,331       379,997
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           48,654        942,300      1,980,000      1,810,798        934,658     1,174,300
Beginning units                                 2,737,043        285,421        828,761        462,446        419,883       400,808
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    2,785,697      1,227,721      2,808,761      2,273,244      1,354,541     1,575,108
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
    Units sold                                    149,293              -              -              -              -             -
    Units redeemed                                (23,643)             -              -              -              -             -
    Units transferred                              54,313              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          179,963              -              -              -              -             -
Beginning units                                   211,211              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      391,174              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
    Units sold                                          -        224,679        342,628        449,030        330,291       165,248
    Units redeemed                                      -         (1,774)       (11,664)       (45,125)       (38,880)      (21,234)
    Units transferred                                   -        (13,206)        37,993         (8,284)        43,644        92,650
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -        209,699        368,957        395,621        335,055       236,664
Beginning units                                         -         26,908         64,203        139,718        243,545        54,280
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -        236,607        433,160        535,339        578,600       290,944
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
    Units sold                                     20,261        386,380        905,364        795,793        420,374       308,893
    Units redeemed                               (179,323)       (10,064)       (37,544)       (42,547)       (30,678)      (12,246)
    Units transferred                            (294,282)        34,291        222,731        324,126         68,462       186,438
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding         (453,344)       410,607      1,090,551      1,077,372        458,158       483,085
Beginning units                                 3,053,213        371,858        753,081        585,637        374,265       358,172
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    2,599,869        782,465      1,843,632      1,663,009        832,423       841,257
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
    Units sold                                     73,394              -              -              -              -             -
    Units redeemed                                 (8,855)             -              -              -              -             -
    Units transferred                            (106,331)             -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          (41,792)             -              -              -              -             -
Beginning units                                   312,069              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      270,277              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
    Units sold                                          -          6,109         66,434         37,292         38,315        64,216
    Units redeemed                                      -         (2,172)        (3,983)        (3,081)        (2,300)       (8,653)
    Units transferred                                   -         (1,335)         6,178         18,788         (9,560)        8,794
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -          2,602         68,629         52,999         26,455        64,357
Beginning units                                         -         15,088         49,103        110,509         49,794        46,611
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -         17,690        117,732        163,508         76,249       110,968
                                             ============   ============   ============   ============   ============  ============
Contracts With Total Expenses of 1.80% :
    Units sold                                          -         90,319        163,580        195,546        114,852        86,629
    Units redeemed                                      -           (280)        (6,353)       (11,934)       (26,126)         (113)
    Units transferred                                   -         14,379        (14,124)         7,956         25,364        (7,826)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -        104,418        143,103        191,568        114,090        78,690
Beginning units                                         -              0              0              0              0             0
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -        104,418        143,103        191,568        114,090        78,690
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
    Units sold                                     19,530              -              -              -              -             -
    Units redeemed                                 (4,001)             -              -              -              -             -
    Units transferred                             (22,655)             -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           (7,126)             -              -              -              -             -
Beginning units                                   127,591              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      120,465              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
    Units sold                                          -         12,072         10,901         82,757         19,695        19,614
    Units redeemed                                      -            (13)          (203)       (81,401)       (22,776)       (4,115)
    Units transferred                                   -          1,636         (5,585)       (28,716)         7,646           237
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -         13,695          5,113        (27,360)         4,565        15,736
Beginning units                                         -         21,268         21,756        335,914         71,795        26,070
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -         34,963         26,869        308,554         76,360        41,806
                                             ============   ============   ============   ============   ============  ============

----------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                              Large Cap      Large Cap       Mid Cap         Mid Cap                  International
                                              Composite        Value          Growth          Value      Small Cap        Equity
                                              Portfolio      Portfolio       Portfolio      Portfolio     Portfolio     Portfolio
                                              (Class 3)      (Class 3)       (Class 3)      (Class 3)     (Class 3)     (Class 3)
                                             ------------   ------------   ------------   ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (83,196)  $   (159,262)  $   (254,549)  $   (242,517) $   (240,954) $     (52,521)
    Net realized gains (losses) from
       securities transactions                     34,949         94,490         43,583        616,504         5,473         85,845
    Change in net unrealized appreciation
       (depreciation) of investments              215,145      1,052,924         48,451      1,583,662       (94,075)     1,246,051
                                             ------------   ------------   ------------   ------------  ------------  -------------
    Increase (decrease) in net assets from
       operations                                 166,898        988,152       (162,515)     1,957,649      (329,556)     1,279,375
                                             ------------   ------------   ------------   ------------  ------------  -------------

From capital transactions
       Net proceeds from units sold             3,606,876     14,711,879     13,361,405     15,666,910    13,278,724     11,736,322
       Cost of units redeemed                    (191,235)      (681,618)      (728,343)      (886,255)     (620,314)      (800,932)
       Annuity benefit payments                         0              0              0              0             0              0
       Net transfers                            1,163,058      5,948,600      4,096,931      5,544,789     4,040,800      5,783,713
       Contract maintenance charge                   (610)        (1,412)        (1,966)        (1,829)       (2,062)        (1,488)
                                             ------------   ------------   ------------   ------------  ------------  -------------
    Increase (decrease) in net assets
       from capital transactions                4,578,089     19,977,449     16,728,027     20,323,615    16,697,148     16,717,615
                                             ------------   ------------   ------------   ------------  ------------  -------------

Increase (decrease) in net assets               4,744,987     20,965,601     16,565,512     22,281,264    16,367,592     17,996,990
Net assets at beginning of period               2,612,628      7,114,625      7,442,389      6,773,706     7,010,238      5,629,172
                                             ------------   ------------   ------------   ------------  ------------  -------------
Net assets at end of period                  $  7,357,615   $ 28,080,226   $ 24,007,901   $ 29,054,970  $ 23,377,830  $  23,626,162
                                             ============   ============   ============   ============  ============  =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                    221,332        691,499        531,498        463,141       740,442        870,047
    Units redeemed                                 (8,084)       (23,095)       (21,276)       (16,992)      (23,201)       (40,874)
    Units transferred                              78,921        218,947        148,738        130,097       202,872        316,431
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding          292,169        887,351        658,960        576,246       920,113      1,145,604
Beginning units                                   158,128        252,748        237,496        184,956       330,267        347,046
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                      450,297      1,140,099        896,456        761,202     1,250,380      1,492,650
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.52% :
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.55% (1):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              0              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.55% (2):
    Units sold                                     43,480        139,118        111,571         98,763       139,992        131,928
    Units redeemed                                 (1,826)       (12,410)        (8,384)       (10,067)      (13,462)       (20,518)
    Units transferred                               6,233        117,851         48,524         52,988        65,240        169,618
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding           47,887        244,559        151,711        141,684       191,770        281,028
Beginning units                                    30,328         40,668         34,881         34,190        40,655         48,382
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                       78,215        285,227        186,592        175,874       232,425        329,410
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.65% :
    Units sold                                    110,674        250,210        212,454        193,864       259,938        275,400
    Units redeemed                                 (2,084)       (10,777)       (13,414)       (12,410)      (11,193)       (24,574)
    Units transferred                              35,226        141,370         98,065        106,724       115,066        181,735
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding          143,816        380,803        297,105        288,178       363,811        432,561
Beginning units                                    77,875        259,273        225,936        146,795       253,156        271,956
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                      221,691        640,076        523,041        434,973       616,967        704,517
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.70% (3):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.70% (4):
    Units sold                                      3,527         45,669         34,679         29,054        44,622         11,271
    Units redeemed                                 (7,159)        (6,383)        (4,996)        (4,784)       (7,213)        (6,010)
    Units transferred                              (1,452)        (3,632)          (490)         4,702         7,530         18,889
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding           (5,084)        35,654         29,193         28,972        44,939         24,150
Beginning units                                    22,160         40,261         32,953         22,044        37,989         41,858
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                       17,076         75,915         62,146         51,016        82,928         66,008
                                             ============   ============   ============   ============  ============  =============
Contracts With Total Expenses of 1.80% :
    Units sold                                      8,287         72,477         51,535         48,794        76,033        138,012
    Units redeemed                                     (6)          (130)          (143)           (60)         (190)          (392)
    Units transferred                               8,650          5,241         (7,521)            20        (9,801)       (13,556)
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding           16,931         77,588         43,871         48,754        66,042        124,064
Beginning units                                         0              0              0              0             0              0
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                       16,931         77,588         43,871         48,754        66,042        124,064
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.95% (5):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.95% (6):
    Units sold                                     14,994         20,681          5,509          9,666         5,929         13,792
    Units redeemed                                 (1,826)        (3,090)        (2,941)        (2,465)       (3,237)        (2,337)
    Units transferred                                 316          6,076         (1,426)         3,127         1,506         21,561
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding           13,484         23,667          1,142         10,328         4,198         33,016
Beginning units                                     8,963         23,298         12,457         10,198        15,575         13,618
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                       22,447         46,965         13,599         20,526        19,773         46,634
                                             ============   ============   ============   ============  ============  =============

------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                              Diversified       Cash          Focus       Focus Growth      Focus         Focus
                                             Fixed Income    Management       Growth       and Income       Value        TechNet
                                              Portfolio      Portfolio       Portfolio      Portfolio     Portfolio     Portfolio
                                               (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)     (Class 3)
                                             ------------   ------------   ------------   ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    342,143   $   (164,891)  $   (242,849)  $   (256,348) $   (119,620)  $   (127,630)
    Net realized gains (losses) from
       securities transactions                    (46,913)        38,478        (76,073)        30,991       929,604          1,386
    Change in net unrealized appreciation
       (depreciation) of investments              146,428         61,747       (238,688)       394,867       438,250       (343,325)
                                             ------------   ------------   ------------   ------------  ------------   ------------
    Increase (decrease) in net assets from
       operations                                 441,658        (64,666)      (557,610)       169,510     1,248,234       (469,569)
                                             ------------   ------------   ------------   ------------  ------------   ------------

From capital transactions
       Net proceeds from units sold            13,763,318     15,682,696     12,464,075     10,752,035    10,686,979      5,699,655
       Cost of units redeemed                  (2,157,654)    (1,478,312)      (620,906)      (860,157)     (619,613)      (227,726)
       Annuity benefit payments                         0              0              0              0             0              0
       Net transfers                            9,898,544     (8,485,722)     1,408,480      2,810,296     3,780,109      1,682,204
       Contract maintenance charge                   (943)          (407)        (4,005)        (2,688)       (1,787)        (2,898)
                                             ------------   ------------   ------------   ------------  ------------   ------------
    Increase (decrease) in net assets from
       capital transactions                    21,503,265      5,718,255     13,247,644     12,699,486    13,845,688      7,151,235
                                             ------------   ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets              21,944,923      5,653,589     12,690,034     12,868,996    15,093,922      6,681,666
Net assets at beginning of period               9,739,997      6,541,352      8,510,091      9,056,300     5,497,137      4,580,878
                                             ------------   ------------   ------------   ------------  ------------   ------------
Net assets at end of period                  $ 31,684,920   $ 12,194,941   $ 21,200,125   $ 21,925,296  $ 20,591,059   $ 11,262,544
                                             ============   ============   ============   ============  ============   ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                    464,643        930,487      1,137,932        636,976       429,561        807,251
    Units redeemed                                (45,819)       (31,318)       (37,766)       (25,043)      (15,810)       (19,524)
    Units transferred                             444,991       (669,819)        75,275        204,965       147,784        304,211
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding          863,815        229,350      1,175,441        816,898       561,535      1,091,938
Beginning units                                   323,059        338,224        638,434        391,752       213,874        621,962
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                    1,186,874        567,574      1,813,875      1,208,650       775,409      1,713,900
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.52% :
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.55% (1):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.55% (2):
    Units sold                                    145,755        199,184        127,437        140,259       112,182        127,782
    Units redeemed                                (96,249)       (50,179)       (11,543)        (5,439)       (6,337)       (11,501)
    Units transferred                              59,088       (162,433)        28,718         41,319        59,834         37,437
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding          108,594        (13,428)       144,612        176,139       165,679        153,718
Beginning units                                   254,913        152,762         67,762         82,642        47,852         65,021
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                      363,507        139,334        212,374        258,781       213,531        218,739
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.65% :
    Units sold                                    146,349        270,135        450,738        335,758       227,505        283,695
    Units redeemed                                 (6,621)       (14,999)       (37,309)       (20,635)      (18,512)       (14,426)
    Units transferred                             138,455         52,126         85,444         40,896        55,281         28,834
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding          278,183        307,262        498,873        356,019       264,274        298,103
Beginning units                                   188,746         88,229        447,673        405,658       170,927        293,811
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                      466,929        395,491        946,546        761,677       435,201        591,914
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.70% (3):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.70% (4):
    Units sold                                    345,816         10,119         12,576          8,854        13,070          1,726
    Units redeemed                                (10,550)       (39,327)          (765)        (7,074)         (920)        (2,522)
    Units transferred                              99,572         16,099          2,637         (1,752)        6,256          3,737
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding          434,838        (13,109)        14,448             28        18,406          2,941
Beginning units                                    21,821         28,054         19,641         99,425         8,971         47,523
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                      456,659         14,945         34,089         99,453        27,377         50,464
                                             ============   ============   ============   ============  ============   ============
Contracts With Total Expenses of 1.80% :
    Units sold                                     28,250         53,491         95,873         89,074        37,210         70,144
    Units redeemed                                (18,643)           (43)          (633)       (22,712)       (4,382)          (282)
    Units transferred                              60,493        (26,990)         3,407         16,900        26,037         (1,268)
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding           70,100         26,458         98,647         83,262        58,865         68,594
Beginning units                                         0              0              0              0             0              0
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                       70,100         26,458         98,647         83,262        58,865         68,594
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.95% (5):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.95% (6):
    Units sold                                     44,965         22,665          5,077          5,925        10,920          2,957
    Units redeemed                                 (7,863)        (4,249)        (1,478)       (15,218)         (155)        (2,609)
    Units transferred                              34,509        (12,467)         1,396         11,954        (2,665)         2,815
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding           71,611          5,949          4,995          2,661         8,100          3,163
Beginning units                                    57,105         10,798         24,012         44,389         8,150          9,849
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                      128,716         16,747         29,007         47,050        16,250         13,012
                                             ============   ============   ============   ============  ============   ============

--------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                             Allocation
                                              Allocation      Moderate      Allocation     Allocation      Strategic
                                               Moderate        Growth         Growth        Balanced     Fixed Income
                                              Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3)(7)   (Class 3)(7)   (Class 3)(7)   (Class 3)(7)   (Class 3)(7)
                                             ------------   ------------   ------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (10,863)  $     (9,227)  $     (9,966)  $    (12,685)  $      (3,310)
    Net realized gains (losses) from
       securities transactions                     (3,209)        (1,471)       (22,931)        (2,965)           (238)
    Change in net unrealized appreciation
       (depreciation) of investments             (110,620)      (135,085)      (216,950)       (73,602)        (23,797)
                                             ------------   ------------   ------------   ------------   -------------
    Increase (decrease) in net assets from
       operations                                (124,692)      (145,783)      (249,847)       (89,252)        (27,345)
                                             ------------   ------------   ------------   ------------   -------------

From capital transactions
       Net proceeds from units sold             8,388,332      5,677,175      6,181,673      3,918,543         812,149
       Cost of units redeemed                      (8,238)       (12,324)          (202)        (5,295)         (9,923)
       Annuity benefit payments                         0              0              0              0               0
       Net transfers                              526,296      1,739,759      1,662,388      4,155,270       1,845,195
       Contract maintenance charge                    (14)           (56)            (7)             0             (18)
                                             ------------   ------------   ------------   ------------   -------------
    Increase (decrease) in net assets from
       capital transactions                     8,906,376      7,404,554      7,843,852      8,068,518       2,647,403
                                             ------------   ------------   ------------   ------------   -------------

Increase (decrease) in net assets               8,781,684      7,258,771      7,594,005      7,979,266       2,620,058
Net assets at beginning of period                       0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Net assets at end of period                  $  8,781,684   $  7,258,771   $  7,594,005   $  7,979,266   $   2,620,058
                                             ============   ============   ============   ============   =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                    268,182        252,300        214,441         33,755          12,507
    Units redeemed                                      0              0             (7)          (544)           (141)
    Units transferred                              11,983         47,210         30,781        386,848          34,639
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding          280,165        299,510        245,215        420,059          47,005
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                      280,165        299,510        245,215        420,059          47,005
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.52% :
    Units sold                                          -              -              -              -               -
    Units redeemed                                      -              -              -              -               -
    Units transferred                                   -              -              -              -               -
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding                -              -              -              -               -
Beginning units                                         -              -              -              -               -
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                            -              -              -              -               -
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.55% (1):
    Units sold                                     92,194        103,014        100,582        119,488           2,509
    Units redeemed                                     (5)            (7)             0              0             (54)
    Units transferred                              20,095         23,655         48,762              0          17,726
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding          112,284        126,662        149,344        119,488          20,181
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                      112,284        126,662        149,344        119,488          20,181
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.55% (2):
    Units sold                                    149,474        123,651        136,185        147,909          33,041
    Units redeemed                                    (31)             0              0              0             (82)
    Units transferred                             (28,004)        25,098         57,896            491          17,815
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding          121,439        148,749        194,081        148,400          50,774
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                      121,439        148,749        194,081        148,400          50,774
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.65% :
    Units sold                                    111,289         13,734         13,101            597               0
    Units redeemed                                      0             (4)           (13)             0              (2)
    Units transferred                              26,514          5,346         24,035             24          70,285
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding          137,803         19,076         37,123            621          70,283
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                      137,803         19,076         37,123            621          70,283
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.70% (3):
    Units sold                                    193,185         35,863        115,646         28,843             246
    Units redeemed                                    (28)           (47)            (1)             0            (119)
    Units transferred                               1,015         44,294          1,093          9,059           2,379
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding          194,172         80,110        116,738         37,902           2,506
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                      194,172         80,110        116,738         37,902           2,506
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.70% (4):
    Units sold                                     18,213         23,657              0            506          31,630
    Units redeemed                                      0            (38)             0              0             (39)
    Units transferred                                  59             90             25             24             274
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding           18,272         23,709             25            530          31,865
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                       18,272         23,709             25            530          31,865
                                             ============   ============   ============   ============   =============
Contracts With Total Expenses of 1.80% :
    Units sold                                     21,760         26,187         16,224          5,585              25
    Units redeemed                                      0              0              0              0               0
    Units transferred                               8,167          5,116          3,504          2,162          12,636
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding           29,927         31,303         19,728          7,747          12,661
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                       29,927         31,303         19,728          7,747          12,661
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.95% (5):
    Units sold                                         25            806         27,765             25             295
    Units redeemed                                      0              0              0              0               0
    Units transferred                               2,924          7,695          3,272         20,179          19,968
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding            2,949          8,501         31,037         20,204          20,263
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                        2,949          8,501         31,037         20,204          20,263
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.95% (6):
    Units sold                                          0              0              0         63,712           2,713
    Units redeemed                                   (776)        (1,162)             0              0            (589)
    Units transferred                              10,231         16,934             21             21          13,423
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding            9,455         15,772             21         63,733          15,547
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                        9,455         15,772             21         63,733          15,547
                                             ============   ============   ============   ============   =============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

(7) For the period from February 14, 2005 (inception) to April 30, 2005.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005

                                                              Moderate       Balanced     Conservative    Large Cap      Large Cap
                                                Growth         Growth         Growth         Growth         Growth       Composite
                                               Strategy       Strategy       Strategy       Strategy       Portfolio     Portfolio
                                               (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                             ------------   ------------   ------------   ------------   -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $   (710,509)  $   (331,571)  $    116,672   $    424,488   $   (200,204)  $   (57,820)
     Net realized gains (losses) from
         securities transactions               (5,280,230)    (4,222,885)    (1,729,000)      (895,693)    (1,797,980)     (327,152)
     Change in net unrealized appreciation
         (depreciation) of investments         24,236,997     21,886,608     12,875,342      7,242,848      4,450,949     1,196,237
                                             ------------   ------------   ------------   ------------   ------------   -----------
     Increase (decrease) in net assets from
         operations                            18,246,258     17,332,152     11,263,014      6,771,643      2,452,765       811,265
                                             ------------   ------------   ------------   ------------   ------------   -----------

From capital transactions
         Net proceeds from units sold             586,872        649,166        258,199        682,831         77,880        27,741
         Cost of units redeemed               (11,004,486)   (15,386,816)    (9,816,715)    (9,399,250)    (1,347,723)     (577,872)
         Annuity benefit payments                (162,681)      (175,056)       (83,484)      (164,909)        (3,832)         (822)
         Net transfers                          1,592,342      4,149,759        (29,909)       418,309        390,048       137,353
         Contract maintenance charge              (75,091)       (61,747)       (41,915)       (27,456)        (5,893)       (1,836)
                                             ------------   ------------   ------------   ------------   ------------   -----------
     Increase (decrease) in net assets from
         capital transactions                  (9,063,044)   (10,824,694)    (9,713,824)    (8,490,475)      (889,520)     (415,436)
                                             ------------   ------------   ------------   ------------   ------------   -----------

Increase (decrease) in net assets               9,183,214      6,507,458      1,549,190     (1,718,832)     1,563,245       395,829
Net assets at beginning of period             107,107,897    118,653,181     95,672,898     74,525,952     13,238,748     4,502,484
                                             ------------   ------------   ------------   ------------   ------------   -----------
Net assets at end of period                  $116,291,111   $125,160,639   $ 97,222,088   $ 72,807,120   $ 14,801,993   $ 4,898,313
                                             ============   ============   ============   ============   ============   ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                    36,873         36,866         18,823         50,123          8,932         3,108
     Units redeemed                              (746,335)    (1,073,853)      (661,347)      (670,890)      (151,467)      (62,903)
     Units transferred                            116,094        290,714        (35,785)        19,576         49,943        16,116
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding         (593,368)      (746,273)      (678,309)      (601,191)       (92,592)      (43,679)
Beginning units                                 8,185,269      9,029,123      7,234,961      5,578,436      1,778,572       583,952
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                    7,591,901      8,282,850      6,556,652      4,977,245      1,685,980       540,273
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.52% :
     Units sold                                     1,172          5,711             78            356          1,058             0
     Units redeemed                               (22,836)       (13,307)       (14,177)       (10,496)       (22,416)       (6,341)
     Units transferred                               (980)            43          8,110          2,919         (8,949)         (509)
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding          (22,644)        (7,553)        (5,989)        (7,221)       (30,307)       (6,850)
Beginning units                                   203,459        180,653        168,763        123,733        176,478        20,743
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                      180,815        173,100        162,774        116,512        146,171        13,893
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.55% (1):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.55% (2):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.65% :
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.70% (3):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.70% (4):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.95% (5):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.95% (6):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========

----------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                              Large Cap        Mid Cap       Mid Cap                     International  Diversified
                                                Value          Growth         Value        Small Cap        Equity      Fixed Income
                                              Portfolio      Portfolio      Portfolio      Portfolio       Portfolio     Portfolio
                                              (Class 1)       (Class 1)      (Class 1)     (Class 1)       (Class 1)     (Class 1)
                                             ------------   ------------   ------------   ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (72,781)  $   (202,140)  $    (88,297)  $   (159,077)  $     (26,998) $   150,624
     Net realized gains (losses) from
         securities transactions                  (79,290)      (719,221)       505,659     (1,040,132)       (783,485)     539,670
     Change in net unrealized appreciation
         (depreciation) of investments          2,862,715      4,920,319      2,941,284      3,711,246       2,706,995     (738,132)
                                             ------------   ------------   ------------   ------------   -------------  -----------
     Increase (decrease) in net assets from
         operations                             2,710,644      3,998,958      3,358,646      2,512,037       1,896,512      (47,838)
                                             ------------   ------------   ------------   ------------   -------------  -----------

From capital transactions
         Net proceeds from units sold             101,367         23,523         20,844          9,891          31,036      120,730
         Cost of units redeemed                (1,427,268)    (1,751,643)    (1,550,624)    (1,600,055)       (818,911)  (1,992,977)
         Annuity benefit payments                  (5,561)        (2,118)       (12,880)        (4,184)         (1,222)     (23,716)
         Net transfers                            910,475      1,010,767        768,422      1,350,412         954,296   (3,186,777)
         Contract maintenance charge               (3,907)        (6,109)        (3,706)        (3,733)         (2,030)      (4,184)
                                             ------------   ------------   ------------   ------------   -------------  -----------
     Increase (decrease) in net assets from
         capital transactions                    (424,894)      (725,580)      (777,944)      (247,669)        163,169   (5,086,924)
                                             ------------   ------------   ------------   ------------   -------------  -----------

Increase (decrease) in net assets               2,285,750      3,273,378      2,580,702      2,264,368       2,059,681   (5,134,762)
Net assets at beginning of period              11,563,105     11,426,013     11,011,900      8,656,121       5,783,950   17,520,349
                                             ------------   ------------   ------------   ------------   -------------  -----------
Net assets at end of period                  $ 13,848,855   $ 14,699,391   $ 13,592,602   $ 10,920,489   $   7,843,631  $12,385,587
                                             ============   ============   ============   ============   =============  ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                     8,801          1,898          1,197            991           3,938            0
     Units redeemed                              (116,682)      (126,945)       (87,318)      (150,276)       (102,632)    (150,371)
     Units transferred                             71,742         83,207         39,421        133,213         109,593     (265,340)
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding          (36,139)       (41,840)       (46,700)       (16,072)         10,899     (415,711)
Beginning units                                 1,174,422      1,039,978        797,665      1,003,102         950,386    1,415,730
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                    1,138,283        998,138        750,965        987,030         961,285    1,000,019
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.52% :
     Units sold                                         0              0              0              0               0       10,515
     Units redeemed                                (5,031)        (7,735)        (5,141)        (4,622)         (9,545)     (24,749)
     Units transferred                              2,217          1,320          1,392            628           8,167       (3,246)
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding           (2,814)        (6,415)        (3,749)        (3,994)         (1,378)     (17,480)
Beginning units                                    48,995         77,977         36,957         65,526          40,366       73,584
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                       46,181         71,562         33,208         61,532          38,988       56,104
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.55% (1):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.55% (2):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.65% :
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.70% (3):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.70% (4):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.95% (5):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.95% (6):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========

------------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                 Cash          Focus                        Moderate       Balanced    Conservative
                                              Management       Growth         Growth         Growth         Growth        Growth
                                               Portfolio     Portfolio       Strategy       Strategy       Strategy      Strategy
                                               (Class 1)     (Class 1)       (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                             ------------   ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (38,202)  $   (110,887)  $ (1,164,184)  $ (1,315,179)  $   (166,828) $    657,949
     Net realized gains (losses) from
         securities transactions                  (42,219)       (73,932)       777,514      3,718,968      2,131,655     3,935,535
     Change in net unrealized appreciation
         (depreciation) of investments             13,128      1,975,207     19,301,010     28,941,522     21,622,577     9,792,606
                                             ------------   ------------   ------------   ------------   ------------  ------------
     Increase (decrease) in net assets from
         operations                               (67,293)     1,790,388     18,914,340     31,345,311     23,587,404    14,386,090
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
         Net proceeds from units sold             752,936         60,476     23,691,299     50,363,277     41,860,800    22,895,918
         Cost of units redeemed                (1,866,288)      (835,131)    (7,374,058)   (13,824,756)   (13,329,950)  (15,258,675)
         Annuity benefit payments                    (683)        (2,694)             0              0              0             0
         Net transfers                         (1,485,035)       727,722     16,810,538     27,962,368     37,025,366    23,681,563
         Contract maintenance charge               (1,772)        (3,216)       (53,021)       (68,832)       (53,263)      (36,772)
                                             ------------   ------------   ------------   ------------   ------------  ------------
     Increase (decrease) in net assets from
         capital transactions                  (2,600,842)       (52,843)    33,074,758     64,432,057     65,502,953    31,282,034
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets              (2,668,135)     1,737,545     51,989,098     95,777,368     89,090,357    45,668,124
Net assets at beginning of period               5,904,008      6,135,879    105,045,110    196,419,224    179,524,903   146,699,325
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $  3,235,873   $  7,873,424   $157,034,208   $292,196,592   $268,615,260  $192,367,449
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                    69,642          9,154        546,309      1,220,418      1,207,867       629,042
     Units redeemed                              (146,973)      (114,388)      (166,277)      (260,086)      (335,553)     (407,274)
     Units transferred                           (139,063)       117,157        464,745        825,889        846,155       554,999
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding         (216,394)        11,923        844,777      1,786,221      1,718,469       776,767
Beginning units                                   513,839      1,038,908      2,216,069      4,343,097      4,992,135     3,892,566
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      297,445      1,050,831      3,060,846      6,129,318      6,710,604     4,669,333
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
     Units sold                                       419              0              -              -              -             -
     Units redeemed                               (28,067)        (5,423)             -              -              -             -
     Units transferred                                (64)        (5,439)             -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          (27,712)       (10,862)             -              -              -             -
Beginning units                                    33,488         61,088              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                        5,776         50,226              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
     Units sold                                         -              -        261,700        569,542        293,570       144,778
     Units redeemed                                     -              -        (11,217)       (13,407)       (29,371)      (30,822)
     Units transferred                                  -              -        189,302         93,904        169,323       123,466
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        439,785        650,039        433,522       237,422
Beginning units                                         -              -        204,828        378,604        477,296       383,364
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -        644,613      1,028,643        910,818       620,786
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
     Units sold                                         -              -        653,524      1,400,118      1,348,264       766,139
     Units redeemed                                     -              -       (341,079)      (644,802)      (550,468)     (655,831)
     Units transferred                                  -              -        501,256      1,043,929      1,526,307       939,224
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        813,701      1,799,245      2,324,103     1,049,532
Beginning units                                         -              -      5,721,099     10,114,386      8,138,037     6,677,871
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -      6,534,800     11,913,631     10,462,140     7,727,403
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
     Units sold                                         -              -         24,337        139,335        121,708        83,144
     Units redeemed                                     -              -         (1,645)        (3,925)       (28,603)       (5,228)
     Units transferred                                  -              -            371         24,955         92,447        87,704
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -         23,063        160,365        185,552       165,620
Beginning units                                         -              -         41,281        166,501        222,032       134,998
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -         64,344        326,866        407,584       300,618
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
     Units sold                                         -              -        176,133        248,212         65,144        35,737
     Units redeemed                                     -              -           (279)       (51,944)        (8,145)       (3,771)
     Units transferred                                  -              -         16,613           (771)        46,329        28,426
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        192,467        195,497        103,328        60,392
Beginning units                                         -              -        112,268        371,335        173,393       223,464
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -        304,735        566,832        276,721       283,856
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                               Large Cap     Large Cap     Large Cap      Mid Cap       Mid Cap
                                                 Growth      Composite       Value        Growth         Value       Small Cap
                                               Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                               (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                              ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                  $   (963,866) $   (365,401) $   (642,592) $   (907,851) $   (663,222) $   (813,514)
       Net realized gains (losses)
           from securities transactions           (107,711)      193,354       285,392     1,242,250       943,679     1,052,981
       Change in net unrealized appreciation
           (depreciation) of investments        10,556,936     3,886,517    15,064,228    13,713,320    16,606,669     9,369,082
                                              ------------  ------------  ------------  ------------  ------------  ------------
       Increase (decrease) in net
           assets from operations                9,485,359     3,714,470    14,707,028    14,047,719    16,887,126     9,608,549
                                              ------------  ------------  ------------  ------------  ------------  ------------

From capital transactions
           Net proceeds from units sold         10,908,137     5,094,913    11,956,117    10,090,220     9,633,421    10,999,380
           Cost of units redeemed               (3,412,370)   (1,135,168)   (4,614,370)   (3,847,878)   (4,605,608)   (3,453,579)
           Annuity benefit payments                      0             0             0             0             0             0
           Net transfers                         9,912,223     1,572,039    11,932,315    13,865,345    11,907,780    13,410,186
           Contract maintenance charge             (12,125)       (5,662)      (13,954)      (11,965)      (14,314)      (10,705)
                                              ------------  ------------  ------------  ------------  ------------  ------------
       Increase (decrease) in net
           assets from capital transactions     17,395,865     5,526,122    19,260,108    20,095,722    16,921,279    20,945,282
                                              ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets               26,881,224     9,240,592    33,967,136    34,143,441    33,808,405    30,553,831
Net assets at beginning of period               45,250,524    18,323,498    57,267,796    35,910,398    49,036,878    30,985,906
                                              ------------  ------------  ------------  ------------  ------------  ------------
Net assets at end of period                   $ 72,131,748  $ 27,564,090  $ 91,234,932  $ 70,053,839  $ 82,845,283  $ 61,539,737
                                              ============  ============  ============  ============  ============  ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
       Units sold                                  601,944       224,226       414,611       325,230       227,652       475,663
       Units redeemed                             (126,319)      (42,798)     (119,810)      (83,783)     (117,946)     (102,792)
       Units transferred                           447,750       143,765       384,744       324,388       200,027       397,045
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding           923,375       325,193       679,545       565,835       309,733       769,916
Beginning units                                  1,582,907       801,850     1,567,516       824,723     1,052,997       961,897
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                     2,506,282     1,127,043     2,247,061     1,390,558     1,362,730     1,731,813
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.52% :
       Units sold                                        -             -             -             -             -             -
       Units redeemed                                    -             -             -             -             -             -
       Units transferred                                 -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding                 -             -             -             -             -             -
Beginning units                                          -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                             -             -             -             -             -             -
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.55% (1):
       Units sold                                  113,155        52,743       100,343        67,493        65,727        90,345
       Units redeemed                              (10,159)       (3,992)      (10,521)       (4,534)       (3,408)       (6,263)
       Units transferred                            81,621         4,745        99,983        39,541        41,311        50,140
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding           184,617        53,496       189,805       102,500       103,630       134,222
Beginning units                                    226,901        73,579       234,655       144,167       102,439       150,877
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                       411,518       127,075       424,460       246,667       206,069       285,099
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.55% (2):
       Units sold                                        -             -             -             -             -             -
       Units redeemed                                    -             -             -             -             -             -
       Units transferred                                 -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding                 -             -             -             -             -             -
Beginning units                                          -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                             -             -             -             -             -             -
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.65% :
       Units sold                                  630,238       287,941       509,984       340,497       277,790       446,708
       Units redeemed                             (297,531)      (82,853)     (279,772)     (200,619)     (160,629)     (222,489)
       Units transferred                           706,489        44,337       589,561       692,960       489,909       832,960
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding         1,039,196       249,425       819,773       832,838       607,070     1,057,179
Beginning units                                  4,759,504     1,562,051     4,191,773     2,464,580     2,521,558     2,645,470
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                     5,798,700     1,811,476     5,011,546     3,297,418     3,128,628     3,702,649
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.70% (3):
       Units sold                                   56,095        17,739        31,609        35,607        21,263        51,110
       Units redeemed                               (5,948)         (827)       (5,375)       (5,159)       (3,577)       (3,636)
       Units transferred                            37,455         6,176        26,811        19,965        22,370        34,737
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding            87,602        23,088        53,045        50,413        40,056        82,211
Beginning units                                     52,218        16,100        55,661        51,807        30,301        43,960
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                       139,820        39,188       108,706       102,220        70,357       126,171
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.70% (4):
       Units sold                                        -             -             -             -             -             -
       Units redeemed                                    -             -             -             -             -             -
       Units transferred                                 -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding                 -             -             -             -             -             -
Beginning units                                          -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                             -             -             -             -             -             -
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.95% (5):
       Units sold                                   31,608        23,406        36,865        24,294        28,251        36,972
       Units redeemed                                 (469)         (859)       (1,753)         (809)         (825)       (1,187)
       Units transferred                            13,037        (2,218)        8,261        28,537         7,702        32,715
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding            44,176        20,329        43,373        52,022        35,128        68,500
Beginning units                                     57,652        18,823        56,584        35,880        46,297        43,578
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                       101,828        39,152        99,957        87,902        81,425       112,078
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.95% (6):
       Units sold                                        -             -             -             -             -             -
       Units redeemed                                    -             -             -             -             -             -
       Units transferred                                 -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding                 -             -             -             -             -             -
Beginning units                                          -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                             -             -             -             -             -             -
                                              ============  ============  ============  ============  ============  ============

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                             International  Diversified        Cash          Focus       Focus Growth     Focus
                                                Equity      Fixed Income    Management      Growth        and Income      Value
                                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                              (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                             ------------   ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $   (276,350)  $    870,502   $   (452,841)  $   (914,898)  $   (611,360) $   (589,556)
       Net realized gains (losses) from
          securities transactions               1,595,963      1,890,516       (177,761)       897,765        840,786     1,055,512
       Change in net unrealized
           appreciation (depreciation)
           of investments                       9,146,609     (3,940,356)       (40,305)    11,932,963      5,637,893     7,454,787
                                             ------------   ------------   ------------   ------------   ------------  ------------
       Increase (decrease) in net assets
           from operations                     10,466,222     (1,179,338)      (670,907)    11,915,830      5,867,319     7,920,743
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
           Net proceeds from units sold        11,033,544     21,498,206     24,299,858     14,126,417     10,505,364    11,780,057
           Cost of units redeemed              (4,530,367)   (12,113,171)   (19,105,720)    (4,484,265)    (2,222,238)   (2,494,323)
           Annuity benefit payments                     0              0              0              0              0             0
           Net transfers                       12,177,012    (20,733,335)    (5,419,244)     8,223,869     13,287,380     9,488,098
           Contract maintenance charge             (7,015)       (22,833)        (8,077)       (18,076)        (7,664)       (8,673)
                                             ------------   ------------   ------------   ------------   ------------  ------------
       Increase (decrease) in net assets
           from capital transactions           18,673,174    (11,371,133)      (233,183)    17,847,945     21,562,842    18,765,159
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets              29,139,396    (12,550,471)      (904,090)    29,763,775     27,430,161    26,685,902
Net assets at beginning of period              30,120,703    142,395,670     50,041,649     36,675,271     22,237,737    21,014,443
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $ 59,260,099   $129,845,199   $ 49,137,559   $ 66,439,046   $ 49,667,898  $ 47,700,345
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
       Units sold                                 796,531        978,244        889,973      1,056,278        552,983       527,420
       Units redeemed                            (448,997)      (459,016)    (1,388,897)      (252,088)      (109,565)     (118,030)
       Units transferred                           50,642       (294,235)       633,182        325,179        396,730       332,313
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          398,176        224,993        134,258      1,129,369        840,148       741,703
Beginning units                                 2,151,847      3,456,342      1,941,412      2,221,909        952,184       891,278
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    2,550,023      3,681,335      2,075,670      3,351,278      1,792,332     1,632,981
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
       Units sold                                       -              -              -              -              -             -
       Units redeemed                                   -              -              -              -              -             -
       Units transferred                                -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
       Units sold                                 106,305        151,374        263,082        121,223        121,645        47,159
       Units redeemed                              (9,039)       (24,327)       (14,564)        (7,215)        (3,880)       (2,610)
       Units transferred                          199,436        106,068       (319,844)        59,859         56,293        30,783
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          296,702        233,115        (71,326)       173,867        174,058        75,332
Beginning units                                   271,634        380,308        285,550        220,869        113,993       103,476
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      568,336        613,423        214,224        394,736        288,051       178,808
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
       Units sold                                       -              -              -              -              -             -
       Units redeemed                                   -              -              -              -              -             -
       Units transferred                                -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
       Units sold                                 539,153        630,369        878,231        824,402        508,952       365,010
       Units redeemed                            (200,313)      (538,434)      (346,006)      (381,033)      (147,198)      (83,648)
       Units transferred                        1,250,783     (1,647,231)      (647,837)       803,004      1,102,170       437,370
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding        1,589,623     (1,555,296)      (115,612)     1,246,373      1,463,924       718,732
Beginning units                                 2,699,673      8,116,122      2,311,296      4,048,644      1,934,738     1,148,040
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    4,289,296      6,560,826      2,195,684      5,295,017      3,398,662     1,866,772
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
       Units sold                                  38,973         34,303         33,391         79,738         27,533        46,785
       Units redeemed                              (1,246)        (6,535)        (5,179)        (4,264)        (2,542)       (1,948)
       Units transferred                           38,353         49,381        (36,317)        40,899         34,923        26,285
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           76,080         77,149         (8,105)       116,373         59,914        71,122
Beginning units                                    34,369         78,013         75,133         69,448         44,677        42,177
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      110,449        155,162         67,028        185,821        104,591       113,299
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
       Units sold                                       -              -              -              -              -             -
       Units redeemed                                   -              -              -              -              -             -
       Units transferred                                -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
       Units sold                                  49,063         42,656        212,023         44,691         31,902        31,083
       Units redeemed                                  (7)        (5,788)       (30,050)        (1,242)          (809)       (1,778)
       Units transferred                           23,796        (19,417)      (141,970)        49,282         26,032        27,591
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           72,852         17,451         40,003         92,731         57,125        56,896
Beginning units                                    22,345        174,520         55,443         41,931         27,407        50,214
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                       95,197        191,971         95,446        134,662         84,532       107,110
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
       Units sold                                       -              -              -              -              -             -
       Units redeemed                                   -              -              -              -              -             -
       Units transferred                                -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                Focus                      Moderate        Balanced     Conservative    Large Cap
                                               TechNet       Growth         Growth          Growth         Growth        Growth
                                              Portfolio     Strategy       Strategy        Strategy       Strategy      Portfolio
                                              (Class 2)     (Class 3)      (Class 3)       (Class 3)      (Class 3)     (Class 3)
                                             ------------  ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $   (332,246) $    (23,003)  $    (53,060)  $    (34,680)  $     (9,725)  $    (20,765)
       Net realized gains (losses) from
           securities transactions              2,156,002        34,502         60,810        272,651        184,103          6,908
       Change in net unrealized appreciation
           (depreciation) of investments        4,792,261      (254,562)      (565,325)      (346,069)      (321,276)       (53,267)
                                             ------------  ------------   ------------   ------------   ------------   ------------
       Increase (decrease) in net assets
           from operations                      6,616,017      (243,063)      (557,575)      (108,098)      (146,898)       (67,124)
                                             ------------  ------------   ------------   ------------   ------------   ------------

From capital transactions
           Net proceeds from units sold         6,733,421    10,061,691     23,606,507     22,638,650     15,660,603      5,874,709
           Cost of units redeemed              (1,529,481)      (31,826)       (57,845)      (324,233)      (375,324)       (21,174)
           Annuity benefit payments                     0             0              0              0              0              0
           Net transfers                        6,447,066       848,501      1,953,203        689,668      1,264,025      1,311,449
           Contract maintenance charge             (5,833)            0              0              0              0              0
                                             ------------  ------------   ------------   ------------   ------------   ------------
       Increase (decrease) in net assets
            from capital transactions          11,645,173    10,878,366     25,501,865     23,004,085     16,549,304      7,164,984
                                             ------------  ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets              18,261,190    10,635,303     24,944,290     22,895,987     16,402,406      7,097,860
Net assets at beginning of period              10,693,989        36,337        223,550        415,754         32,812         49,212
                                             ------------  ------------   ------------   ------------   ------------   ------------
Net assets at end of period                  $ 28,955,179  $ 10,671,640   $ 25,167,840   $ 23,311,741   $ 16,435,218   $  7,147,072
                                             ============  ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
       Units sold                               1,007,247       243,454        796,386        477,878        389,628        312,445
       Units redeemed                            (170,442)       (1,100)        (2,097)        (7,533)          (573)          (544)
       Units transferred                          287,258        43,067         34,472         (7,899)        30,828         88,907
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding        1,124,063       285,421        828,761        462,446        419,883        400,808
Beginning units                                 1,612,980             0              0              0              0              0
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                    2,737,043       285,421        828,761        462,446        419,883        400,808
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.52% :
       Units sold                                       -             -              -              -              -              -
       Units redeemed                                   -             -              -              -              -              -
       Units transferred                                -             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                -             -              -              -              -              -
Beginning units                                         -             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                            -             -              -              -              -              -
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.55% (1):
       Units sold                                  47,030             -              -              -              -              -
       Units redeemed                              (1,258)            -              -              -              -              -
       Units transferred                           31,970             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           77,742             -              -              -              -              -
Beginning units                                   133,469             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                      211,211             -              -              -              -              -
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.55% (2):
       Units sold                                       -        23,435         48,393        121,466        215,794         29,469
       Units redeemed                                   -          (392)        (1,637)        (7,657)       (19,967)           (96)
       Units transferred                                -         3,575         16,573          8,670         46,024         21,269
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                -        26,618         63,329        122,479        241,851         50,642
Beginning units                                         -           290            874         17,239          1,694          3,638
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                            -        26,908         64,203        139,718        243,545         54,280
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.65% :
       Units sold                                 626,185       364,948        674,381        573,895        397,499        315,705
       Units redeemed                            (177,390)          (63)          (134)          (897)        (2,233)        (1,063)
       Units transferred                        1,008,509         6,973         78,834         12,639        (21,001)        43,530
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding        1,457,304       371,858        753,081        585,637        374,265        358,172
Beginning units                                 1,595,909             0              0              0              0              0
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                    3,053,213       371,858        753,081        585,637        374,265        358,172
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.70% (3):
       Units sold                                  38,595             -              -              -              -              -
       Units redeemed                             (12,054)            -              -              -              -              -
       Units transferred                           32,894             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           59,435             -              -              -              -              -
Beginning units                                   252,634             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                      312,069             -              -              -              -              -
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.70% (4):
       Units sold                                       -        10,844         31,630         97,349         29,936         43,236
       Units redeemed                                   -          (218)             0           (246)        (2,968)          (135)
       Units transferred                                -         1,921            877          7,488         22,028          3,494
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                -        12,547         32,507        104,591         48,996         46,595
Beginning units                                         -         2,541         16,596          5,918            798             16
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                            -        15,088         49,103        110,509         49,794         46,611
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.95% (5):
       Units sold                                  13,919             -              -              -              -              -
       Units redeemed                              (1,313)            -              -              -              -              -
       Units transferred                           53,850             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           66,456             -              -              -              -              -
Beginning units                                    61,135             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                      127,591             -              -              -              -              -
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.95% (6):
       Units sold                                       -        21,606         21,745        303,509         60,616         20,800
       Units redeemed                                   -          (338)             0         (5,813)             0           (774)
       Units transferred                                -            (8)             3         28,866         11,171          2,430
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                -        21,260         21,748        326,562         71,787         22,456
Beginning units                                         -             8              8          9,352              8          3,614
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                            -        21,268         21,756        335,914         71,795         26,070
                                             ============  ============   ============   ============   ============   ============

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                      Large Cap    Large Cap      Mid Cap     Mid Cap                  International
                                                      Composite      Value        Growth       Value      Small Cap        Equity
                                                      Portfolio    Portfolio     Portfolio   Portfolio    Portfolio      Portfolio
                                                      (Class 3)    (Class 3)     (Class 3)    (Class 3)   (Class 3)       (Class 3)
                                                      ----------   ----------   ----------   ----------   ----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                          $   (9,518)  $  (20,065)  $  (26,164)  $  (19,223)  $  (24,368)  $    (15,196)
       Net realized gains (losses) from securities
           transactions                                   16,685       13,156       42,840        9,688       55,468        136,129
       Change in net unrealized appreciation
           (depreciation) of investments                 (38,609)     (69,741)     (63,395)      25,116     (299,706)       (10,318)
                                                      ----------   ----------   ----------   ----------   ----------   ------------
       Increase (decrease) in net assets from
           operations                                    (31,442)     (76,650)     (46,719)      15,581     (268,606)       110,615
                                                      ----------   ----------   ----------   ----------   ----------   ------------

From capital transactions
           Net proceeds from units sold                2,459,092    6,477,496    6,534,998    6,020,438    6,499,134      4,753,748
           Cost of units redeemed                        (11,283)     (25,982)     (39,152)     (28,601)     (31,699)       (15,477)
           Annuity benefit payments                            0            0            0            0            0              0
           Net transfers                                 193,962      690,010      950,180      722,292      786,048        721,194
           Contract maintenance charge                         0            0           (4)           0           (3)             0
                                                      ----------   ----------   ----------   ----------   ----------   ------------
       Increase (decrease) in net assets from
           capital transactions                        2,641,771    7,141,524    7,446,022    6,714,129    7,253,480      5,459,465
                                                      ----------   ----------   ----------   ----------   ----------   ------------

Increase (decrease) in net assets                      2,610,329    7,064,874    7,399,303    6,729,710    6,984,874      5,570,080
Net assets at beginning of period                          2,299       49,751       43,086       43,996       25,364         59,092
                                                      ----------   ----------   ----------   ----------   ----------   ------------
Net assets at end of period                           $2,612,628   $7,114,625   $7,442,389   $6,773,706   $7,010,238   $  5,629,172
                                                      ==========   ==========   ==========   ==========   ==========   ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
       Units sold                                        131,904      233,910      217,276      170,639      294,984        308,428
       Units redeemed                                       (224)        (350)        (491)        (282)        (728)          (412)
       Units transferred                                  26,448       19,188       20,711       14,599       36,011         39,030
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                 158,128      252,748      237,496      184,956      330,267        347,046
Beginning units                                                0            0            0            0            0              0
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                             158,128      252,748      237,496      184,956      330,267        347,046
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.52% :
       Units sold                                              -            -            -            -            -              -
       Units redeemed                                          -            -            -            -            -              -
       Units transferred                                       -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                       -            -            -            -            -              -
Beginning units                                                -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                                   -            -            -            -            -              -
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.55% (1):
       Units sold                                              -            -            -            -            -              -
       Units redeemed                                          -            -            -            -            -              -
       Units transferred                                       -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                       -            -            -            -            -              -
Beginning units                                                -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                                   -            -            -            -            -              -
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.55% (2):
       Units sold                                         40,920       25,596       21,381       18,072       21,751         29,057
       Units redeemed                                       (739)        (207)        (241)        (278)         (60)           (93)
       Units transferred                                 (10,134)      12,551       10,240       12,871       15,869         10,617
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                  30,047       37,940       31,380       30,665       37,560         39,581
Beginning units                                              281        2,728        3,501        3,525        3,095          8,801
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                              30,328       40,668       34,881       34,190       40,655         48,382
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.65% :
       Units sold                                         75,072      236,131      195,640      133,687      236,573        231,202
       Units redeemed                                        (17)      (1,030)      (1,245)        (459)        (993)        (1,003)
       Units transferred                                   2,820       24,172       31,541       13,567       17,576         41,757
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                  77,875      259,273      225,936      146,795      253,156        271,956
Beginning units                                                0            0            0            0            0              0
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                              77,875      259,273      225,936      146,795      253,156        271,956
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.70% (3):
       Units sold                                              -            -            -            -            -              -
       Units redeemed                                          -            -            -            -            -              -
       Units transferred                                       -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                       -            -            -            -            -              -
Beginning units                                                -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                                   -            -            -            -            -              -
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.70% (4):
       Units sold                                         20,022       37,205       27,834       21,769       36,849         28,275
       Units redeemed                                       (163)         (95)         (51)        (250)        (393)          (139)
       Units transferred                                   2,287        3,139        5,159          516        1,520         13,705
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                  22,146       40,249       32,942       22,035       37,976         41,841
Beginning units                                               14           12           11            9           13             17
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                              22,160       40,261       32,953       22,044       37,989         41,858
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.95% (5):
       Units sold                                              -            -            -            -            -              -
       Units redeemed                                          -            -            -            -            -              -
       Units transferred                                       -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                       -            -            -            -            -              -
Beginning units                                                -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                                   -            -            -            -            -              -
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.95% (6):
       Units sold                                          8,554       19,968        9,063        9,660       12,866          9,912
       Units redeemed                                        (92)        (559)        (797)        (417)        (797)          (289)
       Units transferred                                     487        1,198        3,503          946        3,493          2,651
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                   8,949       20,607       11,769       10,189       15,562         12,274
Beginning units                                               14        2,691          688            9           13          1,344
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                               8,963       23,298       12,457       10,198       15,575         13,618
                                                      ==========   ==========   ==========   ==========   ==========     ==========

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                  Diversified      Cash          Focus      Focus Growth    Focus         Focus
                                                  Fixed Income  Management      Growth       and Income     Value         TechNet
                                                   Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                   (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                                  -----------   -----------   -----------   ------------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                      $    (4,530)  $   (21,911)  $   (25,898)  $    (28,716) $   (17,472)  $   (14,863)
       Net realized gains (losses) from
           securities transactions                    (25,468)       (8,534)       31,906         23,940        7,004        12,936
       Change in net unrealized appreciation
           (depreciation) of investments             (193,048)       (4,961)     (205,129)       (98,049)    (115,402)       30,398
                                                  -----------   -----------   -----------   ------------  -----------   -----------
       Increase (decrease) in net assets
          from operations                            (223,046)      (35,406)     (199,121)      (102,825)    (125,870)       28,471
                                                  -----------   -----------   -----------   ------------  -----------   -----------

From capital transactions
           Net proceeds from units sold             8,080,856     9,455,621     8,583,507      8,247,767    5,262,773     4,333,023
           Cost of units redeemed                    (392,841)   (2,078,256)      (45,342)       (50,992)     (42,767)      (51,048)
           Annuity benefit payments                         0             0             0              0            0             0
           Net transfers                              547,766    (1,049,105)      164,480        885,453      386,230       270,085
           Contract maintenance charge                      0             0           (10)           (11)           0            (7)
                                                  -----------   -----------   -----------   ------------  -----------   -----------
       Increase (decrease) in net assets from
          capital transactions                      8,235,781     6,328,260     8,702,635      9,082,217    5,606,236     4,552,053
                                                  -----------   -----------   -----------   ------------  -----------   -----------

Increase (decrease) in net assets                   8,012,735     6,292,854     8,503,514      8,979,392    5,480,366     4,580,524
Net assets at beginning of period                   1,727,262       248,498         6,577         76,908       16,771           354
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Net assets at end of period                       $ 9,739,997   $ 6,541,352   $ 8,510,091   $  9,056,300  $ 5,497,137   $ 4,580,878
                                                  ===========   ===========   ===========   ============  ===========   ===========

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
       Units sold                                     301,116       360,110       616,384        358,309      196,148       631,030
       Units redeemed                                    (809)       (2,254)         (967)          (812)        (143)       (1,114)
       Units transferred                               22,752       (19,632)       23,017         34,255       17,869        (7,954)
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding              323,059       338,224       638,434        391,752      213,874       621,962
Beginning units                                             0             0             0              0            0             0
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                          323,059       338,224       638,434        391,752      213,874       621,962
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.52% :
       Units sold                                           -             -             -              -            -             -
       Units redeemed                                       -             -             -              -            -             -
       Units transferred                                    -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding                    -             -             -              -            -             -
Beginning units                                             -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                                -             -             -              -            -             -
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.55% (1):
       Units sold                                           -             -             -              -            -             -
       Units redeemed                                       -             -             -              -            -             -
       Units transferred                                    -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding                    -             -             -              -            -             -
Beginning units                                             -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                                -             -             -              -            -             -
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.55% (2):
       Units sold                                     167,377       325,345        93,870         46,305       39,900        68,936
       Units redeemed                                 (11,233)     (182,314)       (4,121)        (3,303)      (2,893)       (8,472)
       Units transferred                                2,018         9,456       (22,006)        29,919        9,506         4,514
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding              158,162       152,487        67,743         72,921       46,513        64,978
Beginning units                                        96,751           275            19          9,721        1,339            43
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                          254,913       152,762        67,762         82,642       47,852        65,021
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.65% :
       Units sold                                     145,939       180,620       438,365        387,194      169,063       263,213
       Units redeemed                                    (218)       (1,989)         (603)        (1,153)         (66)       (1,954)
       Units transferred                               43,025       (90,402)        9,911         19,617        1,930        32,552
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding              188,746        88,229       447,673        405,658       170,927      293,811
Beginning units                                             0             0             0              0            0             0
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                          188,746        88,229       447,673        405,658      170,927       293,811
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.70% (3):
       Units sold                                           -             -             -              -            -             -
       Units redeemed                                       -             -             -              -            -             -
       Units transferred                                    -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding                    -             -             -              -            -             -
Beginning units                                             -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                                -             -             -              -            -             -
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.70% (4):
       Units sold                                      14,905        23,191        13,261         91,552        6,973        25,003
       Units redeemed                                 (20,983)         (281)            0            (11)        (279)          (59)
       Units transferred                               (8,624)            0         5,239          7,326        1,835        22,537
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding              (14,702)       22,910        18,500         98,867        8,529        47,481
Beginning units                                        36,523         5,144         1,141            558          442            42
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                           21,821        28,054        19,641         99,425        8,971        47,523
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.95% (5):
       Units sold                                           -             -             -              -            -             -
       Units redeemed                                       -             -             -              -            -             -
       Units transferred                                    -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding                    -             -             -              -            -             -
Beginning units                                             -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                                -             -             -              -            -             -
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.95% (6):
       Units sold                                      59,171             0        16,055         35,084        8,031         3,125
       Units redeemed                                    (906)       (8,003)         (476)          (321)         (24)          (82)
       Units transferred                              (19,230)        1,077         8,414          9,611          131         6,764
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding               39,035        (6,926)       23,993         44,374        8,138         9,807
Beginning units                                        18,070        17,724            19             15           12            42
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                           57,105        10,798        24,012         44,389        8,150         9,849
                                                  ===========   ===========   ===========   ============  ===========   ===========

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      Variable Annuity Account Five of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following variable annuity products:
      Seasons, Seasons Select, Seasons Select II, Seasons Advisor, Seasons Triple Elite and Seasons Advisor II. Seasons was launched on April 15, 1997. Seasons Select was launched on March 1, 1999. Seasons Select II was launched on October 14, 2000. Seasons Advisor was launched on October 1, 2001. Seasons Triple Elite was launched on December 10, 2001. Seasons Advisor II was launched on November 11, 2002.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of a total of 41 variable portfolios and 12 variable strategies of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: four Class 1, four Class 2 and four Class 3 multi-managed variable investment strategies (the "Strategies"), nine Class 1, nine Class 2 and fourteen Class 3 variable portfolios (the "Select Portfolios"), and one Class 1, four Class 2 and four Class 3 focused portfolios (the "Focused Portfolios"), each with a distinct investment objective. The Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Trust and in two other portfolios of the Trust. Each of the Select Portfolios and the Focused Portfolios is invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in its investment activities. The contract holder may elect to have payments allocated to any of seven guaranteed-interest

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION(continued)

      funds of the Company (the "General Account"), which are not a part of the Separate Account. The products offer investments in different classes of shares of the portfolios of the Seasons Series Trust (the "Trust"). The primary difference between the classes is Class 2 and Class 3 shares are subject to 12b-1 fees of 0.15% and 0.25%, respectively, of each classes' average daily net assets, while Class 1 shares are not subject to 12b-1 fees. The financial statements include balances allocated by the participant to the Strategies, Select Portfolios and Focused Portfolios and do not include balances allocated to the General Account.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      RECEIVABLE FROM/PAYABLE TO AIG SUNAMERICA LIFE ASSURANCE COMPANY: Balances represent receivable from/payable to the Company for trades in the Variable Accounts that were executed subsequent to year-end to correct transactions previously processed during the fiscal year.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year presentation.

      RESERVES FOR ANNUITY CONTRACTS ON BENEFITS: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

      Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows.

      WITHDRAWAL CHARGE: Contracts without the Seasons Rewards Program provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceed the free withdrawal amount.

      The Seasons Rewards Program adds an amount to the contract (an "Initial Payment Enhancement") each time a purchase payment is submitted. An Initial Payment Enhancement is calculated as a percentage of each Purchase Payment. The minimum Initial Payment Enhancement is 2.00% of each Purchase Payment. Additionally, a discretionary amount may be added to the contract. If offered and elected, the maximum withdrawal charge for contracts with this option is 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts issued, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contracts. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rate of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, depending on the benefit options elected for each product, is as follows:
      Seasons 1.25%, Seasons Select 1.25% or 1.37%, Seasons Select II 1.25%, 1.40%, 1.45% or 1.65%, Seasons Advisor 1.25% or 1.50%, Seasons Triple Elite 1.40%, 1.55% or 1.80% and Seasons Advisor II 1.40%, 1.55% or 1.80%.
      The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not enough to cover the cost of distributing the contract, the Company will bear the loss.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered with certain contracts, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is 0.10% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for purchase payments, proportional withdrawals, fees and charges.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      SEASONS PROMISE FEE: The optional Seasons Promise Program offered in Seasons Select II and Seasons Triple Elite, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0% to 0.65% of the contract value including purchase payments received prior to the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME REWARDS FEE: The optional Income Rewards feature offered in Seasons Select II and Seasons Triple Elite, provides guaranteed withdrawals over a minimum number of years that, in total, equal at least the initial purchase payment adjusted for withdrawals. The fee is from 0.45% to 0.65% of purchase payments adjusted for withdrawals. It is deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2005 consist of the following:

                                                                 Cost of Shares      Proceeds from
                 Variable Accounts                                  Acquired          Shares Sold
--------------------------------------------------------         --------------      -------------
Multi-Managed Growth Portfolio (Class 1)                          $   1,571,864       $ 14,932,141
Multi-Managed Moderate Growth Portfolio (Class 1)                     2,984,268         16,360,994
Multi-Managed Income/Equity Portfolio (Class 1)                       3,697,422         12,673,764
Multi-Managed Income Portfolio (Class 1)                              4,050,706         10,031,135
Asset Allocation: Diversified Growth Portfolio (Class 1)              4,371,194         26,592,514
Stock Portfolio (Class 1)                                             4,782,812         22,308,943
Large Cap Growth Portfolio (Class 1)                                  1,489,265          3,959,625
Large Cap Composite Portfolio (Class 1)                               1,743,659          2,455,839
Large Cap Value Portfolio (Class 1)                                   1,898,256          2,889,378
Mid Cap Growth Portfolio (Class 1)                                    2,464,005          4,523,100
Mid Cap Value Portfolio (Class 1)                                     3,105,096          3,307,048
Small Cap Portfolio (Class 1)                                         3,284,982          5,449,471
International Equity Portfolio (Class 1)                              1,265,461          1,249,425
Diversified Fixed Income Portfolio (Class 1)                          3,651,142          4,292,372
Cash Management Portfolio (Class 1)                                   6,884,423          5,876,212
Focus Growth Portfolio (Class 1)                                        706,182          2,025,898
Multi-Managed Growth Portfolio (Class 2)                              7,847,789         15,029,484
Multi-Managed Moderate Growth Portfolio (Class 2)                    19,337,411         23,506,382
Multi-Managed Income/Equity Portfolio (Class 2)                      19,178,979         23,441,682
Multi-Managed Income Portfolio (Class 2)                             21,308,895         22,991,548
Asset Allocation: Diversified Growth Portfolio (Class 2)             26,987,622         43,211,891
Stock Portfolio (Class 2)                                            24,420,141         34,987,567
Large Cap Growth Portfolio (Class 2)                                 15,455,387         15,781,149
Large Cap Composite Portfolio (Class 2)                               5,209,515          5,783,457
Large Cap Value Portfolio (Class 2)                                  26,221,833         17,991,497
Mid Cap Growth Portfolio (Class 2)                                   21,189,612         21,510,321
Mid Cap Value Portfolio (Class 2)                                    39,723,416         24,279,127
Small Cap Portfolio (Class 2)                                        21,259,014         20,565,875
International Equity Portfolio (Class 2)                             31,311,075         11,806,550
Diversified Fixed Income Portfolio (Class 2)                         35,526,006         42,680,696
Cash Management Portfolio (Class 2)                                  68,557,773         63,623,199
Focus Growth Portfolio (Class 2)                                     16,998,193         16,678,793
Focus Growth and Income Portfolio (Class 2)                          10,813,171         14,656,264

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                 Cost of Shares       Proceeds from
                 Variable Accounts                                  Acquired           Shares Sold
--------------------------------------------------------         --------------      ---------------
Focus Value Portfolio (Class 2)                                  $   26,328,555      $    12,948,180
Focus TechNet Portfolio (Class 2)                                    19,511,712           20,405,188
Multi-Managed Growth Portfolio (Class 3)                             14,448,308            1,955,282
Multi-Managed Moderate Growth Portfolio (Class 3)                    32,071,333            2,135,574
Multi-Managed Income/Equity Portfolio (Class 3)                      32,698,122            4,044,029
Multi-Managed Income Portfolio (Class 3)                             21,543,777            4,768,224
Asset Allocation: Diversified Growth Portfolio (Class 3)             45,167,381            6,608,346
Stock Portfolio (Class 3)                                            36,502,750            5,073,318
Large Cap Growth Portfolio (Class 3)                                 20,088,436            3,404,393
Large Cap Composite Portfolio (Class 3)                               5,424,263              929,370
Large Cap Value Portfolio (Class 3)                                  22,229,588            2,411,401
Mid Cap Growth Portfolio (Class 3)                                   18,724,074            2,250,596
Mid Cap Value Portfolio (Class 3)                                    23,540,303            3,062,435
Small Cap Portfolio (Class 3)                                        20,024,997            3,568,803
International Equity Portfolio (Class 3)                             18,480,347            1,815,253
Diversified Fixed Income Portfolio (Class 3)                         30,879,839            9,023,160
Cash Management Portfolio (Class 3)                                  30,399,871           24,846,507
Focus Growth Portfolio (Class 3)                                     15,648,893            2,644,098
Focus Growth and Income Portfolio (Class 3)                          15,362,901            2,919,763
Focus Value Portfolio (Class 3)                                      17,182,047            2,610,100
Focus TechNet Portfolio (Class 3)                                     9,635,168            2,611,563
Allocation Moderate Portfolio (Class 3) (1)                           7,563,318              168,481
Allocation Moderate Growth Portfolio (Class 3) (1)                    8,027,921              247,699
Allocation Growth Portfolio (Class 3) (1)                             9,493,079            1,417,027
Allocation Balanced Portfolio (Class 3) (1)                           9,276,445              381,855
Strategic Fixed Income Portfolio (Class 3) (1)                        2,673,077               28,984

(1) FOR the period from February 14, 2005 (inception) to April 30, 2005

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended April 30, 2005, 2004, 2003 and 2002, follows:

                       At April 30                                    For the Year Ended April 30
-----------------------------------------------------    ---------------------------------------------------
                    Unit Fair Value                        Expense Ratio    Investment       Total Return
                      Lowest to         Net Assets           Lowest           Income           Lowest to
 Year     Units       Highest ($)(7)       ($)             to Highest (1)    Ratio (2)        Highest (3)
------  ---------  -----------------  ---------------    ---------------    ----------     -----------------
Growth Strategy (Class 1)

2005    6,154,039   15.61  to  15.73     96,764,870      1.40% to 1.52%       0.57%          4.96% to   5.09%
2004    7,772,716   14.87  to  14.96    116,291,111      1.40% to 1.52%       0.81%         17.04% to  17.18%
2003    8,388,728   12.71  to  12.77    107,107,897      1.40% to 1.52%       1.10%        -11.41% to -11.30%
2002   10,908,140   14.34  to  14.40    157,031,366      1.40% to 1.52%       3.18%        -15.71% to -15.61%

Moderate Growth Strategy (Class 1)

2005    6,839,418   15.37  to  15.48    105,864,120      1.40% to 1.52%       0.87%          4.45% to   4.58%
2004    8,455,950   14.71  to  14.80    125,160,639      1.40% to 1.52%       1.15%         14.75% to  14.89%
2003    9,209,776   12.82  to  12.88    118,653,181      1.40% to 1.52%       1.43%         -9.35% to  -9.24%
2002   11,717,719   14.15  to  14.20    166,340,750      1.40% to 1.52%       4.38%        -13.00% to -12.89%

Balanced Growth Strategy (Class 1)

2005    5,514,875   15.05  to  15.16     83,566,913      1.40% to 1.52%       1.36%          4.61% to   4.73%
2004    6,719,426   14.38  to  14.47     97,222,088      1.40% to 1.52%       1.53%         11.84% to  11.97%
2003    7,403,724   12.86  to  12.92     95,672,898      1.40% to 1.52%       1.77%         -5.99% to  -5.88%
2002    8,709,189   13.68  to  13.73    119,574,001      1.40% to 1.52%       6.57%         -8.48% to  -8.37%

Conservative Growth Strategy (Class 1)

2005    4,265,494   14.81  to  14.92     63,608,233      1.40% to 1.52%       1.81%          4.21% to   4.33%
2004    5,093,757   14.21  to  14.30     72,807,120      1.40% to 1.52%       1.98%          9.23% to   9.37%
2003    5,702,169   13.01  to  13.07     74,525,952      1.40% to 1.52%       2.08%         -2.90% to  -2.78%
2002    6,350,294   13.39  to  13.44     85,371,281      1.40% to 1.52%      10.18%         -5.01% to  -4.90%

Large Cap Growth Portfolio (Class 1)

2005    1,558,414    7.60  to   8.44     13,076,343      1.40% to 1.52%       0.00%          3.55% to   3.68%
2004    1,832,151    7.34  to   8.14     14,801,993      1.40% to 1.52%       0.00%         19.05% to  19.20%
2003    1,955,050    6.16  to   6.83     13,238,748      1.40% to 1.52%       0.00%        -14.15% to -14.04%
2002    2,480,659    7.18  to   7.95     19,546,687      1.40% to 1.52%       0.00%        -21.62% to -21.52%

Large Cap Composite Portfolio (Class 1)

2005      469,827    8.46  to   9.23      4,328,593      1.40% to 1.52%       0.22%          4.09% to   4.22%
2004      554,166    8.13  to   8.86      4,898,313      1.40% to 1.52%       0.19%         18.48% to  18.62%
2003      604,695    6.86  to   7.47      4,502,484      1.40% to 1.52%       0.34%        -15.98% to -15.88%
2002      694,260    8.16  to   8.88      6,145,402      1.40% to 1.52%       0.03%        -14.97% to -14.86%

Large Cap Value Portfolio (Class 1)

2005    1,112,414   12.02  to  12.60     14,000,876      1.40% to 1.52%       0.78%          7.48% to   7.61%
2004    1,184,464   11.18  to  11.71     13,848,855      1.40% to 1.52%       0.85%         23.56% to  23.71%
2003    1,223,417    9.05  to   9.47     11,563,105      1.40% to 1.52%       0.30%        -16.47% to -16.37%
2002    1,523,447   10.84  to  11.32     17,218,760      1.40% to 1.52%       0.54%         -8.53% to  -8.42%

Mid Cap Growth Portfolio (Class 1)

2005      934,224   12.88  to  14.08     13,073,202      1.40% to 1.52%       0.00%          1.75% to   1.87%
2004    1,069,700   12.66  to  13.82     14,699,391      1.40% to 1.52%       0.00%         34.27% to  34.43%
2003    1,117,955    9.43  to  10.28     11,426,013      1.40% to 1.52%       0.00%        -15.93% to -15.83%
2002    1,472,485   11.21  to  12.21     17,888,985      1.40% to 1.52%       0.00%        -10.98% to -10.87%

Mid Cap Value Portfolio (Class 1)

2005      766,979   19.51  to  19.91     15,254,845      1.40% to 1.52%       0.42%         14.62% to  14.76%
2004      784,173   17.02  to  17.35     13,592,602      1.40% to 1.52%       0.71%         31.22% to  31.38%
2003      834,622   12.97  to  13.20     11,011,900      1.40% to 1.52%       0.20%        -15.80% to -15.69%
2002    1,101,922   15.41  to  15.66     17,237,519      1.40% to 1.52%       0.70%         10.07% to  10.20%

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)


                       At April 30                                    For the Year Ended April 30
---------------------------------------------------      ---------------------------------------------------
                    Unit Fair Value                        Expense Ratio    Investment       Total Return
                      Lowest to         Net Assets           Lowest           Income           Lowest to
 Year     Units       Highest ($)(7)       ($)             to Highest (1)    Ratio (2)        Highest (3)
------  ---------  -----------------    -----------      ---------------    ----------     -----------------
Small Cap Portfolio (Class 1)

2005      874,189    9.98 to 10.42        9,092,797      1.40% to 1.52%       0.00%         -0.27% to  -0.14%
2004    1,048,562   10.01 to 10.44       10,920,489      1.40% to 1.52%       0.00%         28.41% to  28.57%
2003    1,068,628    7.80 to  8.12        8,656,121      1.40% to 1.52%       0.00%        -22.59% to -22.50%
2002    1,348,181   10.07 to 10.48       14,095,807      1.40% to 1.52%       0.00%         -6.64% to  -6.52%

International Equity Portfolio (Class 1)

2005    1,000,040    8.04 to 8.66         8,630,369      1.40% to 1.52%       1.22%         10.01% to  10.14%
2004    1,000,273    7.31 to 7.86         7,843,631      1.40% to 1.52%       1.00%         34.15% to  34.31%
2003      990,752    5.45 to 5.85         5,783,950      1.40% to 1.52%       0.42%        -24.84% to -24.75%
2002    1,166,987    7.25 to 7.78         9,048,213      1.40% to 1.52%       0.00%        -19.13% to -19.04%

Diversified Fixed Income Portfolio (Class 1)

2005      986,652   11.88 to 12.11       11,941,602      1.40% to 1.52%       3.02%          3.08% to   3.20%
2004    1,056,123   11.53 to 11.74       12,385,587      1.40% to 1.52%       2.45%         -0.42% to  -0.30%
2003    1,489,314   11.57 to 11.77       17,520,349      1.40% to 1.52%       0.48%          7.55% to   7.68%
2002    1,411,919   10.76 to 10.93       15,426,164      1.40% to 1.52%       3.00%          3.26% to   3.39%

Cash Management Portfolio (Class 1)

2005      401,782   10.56 to  10.65       4,277,354      1.40% to 1.52%       0.27%         -0.38% to  -0.25%
2004      303,221   10.60 to  10.67       3,235,873      1.40% to 1.52%       0.81%         -1.23% to  -1.09%
2003      547,327   10.73 to  10.79       5,904,008      1.40% to 1.52%       1.32%         -0.75% to  -0.61%
2002      531,352   10.81 to  10.86       5,766,910      1.40% to 1.52%       0.64%          0.60% to   0.71%

Focus Growth Portfolio (Class 1)

2005      923,917    6.42 to  6.84        6,310,171      1.40% to 1.52%       0.00%         -4.68% to  -4.56%
2004    1,101,057    6.73 to  7.17        7,873,424      1.40% to 1.52%       0.00%         27.97% to  28.12%
2003    1,099,996    5.26 to  5.60        6,135,879      1.40% to 1.52%       0.00%        -15.11% to -15.00%
2002    1,173,483    6.20 to  6.58        7,699,685      1.40% to 1.52%       0.00%        -14.01% to -13.90%

Growth Strategy (Class 2)

2005    9,835,559   15.46 to 15.61 (8)  152,584,844      1.40% to 1.95%       0.47%          4.36% to   4.93%
2004   10,609,338   14.82 to 14.88 (8)  157,034,208      1.40% to 1.95%       0.72%         16.37% to  17.01%
2003    8,295,545   12.64 to 12.81      105,045,110      1.40% to 1.95%       1.10%        -12.01% to -11.43%
2002    6,910,595   14.30 to 14.48       98,937,250      1.40% to 1.95%       1.19%        -15.96% to  -4.75% (5)

Moderate Growth Strategy (Class 2)

2005   19,474,266   15.08 to  15.37     297,104,115      1.40% to 1.95%       0.78%          3.85% to   4.42%
2004   19,965,290   14.52 to  14.72     292,196,592      1.40% to 1.95%       1.07%         14.09% to  14.72%
2003   15,373,923   12.73 to  12.83     196,419,224      1.40% to 1.95%       1.49%         -9.89% to  -9.40%
2002   10,962,655   14.11 to  14.16     154,852,713      1.40% to 1.95%       1.57%        -13.25% to  -4.51%(5)

Balanced Growth Strategy (Class 2)

2005   17,959,634   14.80 to  15.05     268,333,908      1.40% to 1.95%       1.26%          4.00% to   4.57%
2004   18,767,867   14.23 to  14.39     268,615,260      1.40% to 1.95%       1.48%         11.20% to  11.81%
2003   14,002,893   12.79 to  12.87     179,524,903      1.40% to 1.95%       1.79%         -6.55% to  -6.03%
2002    9,013,774   13.64 to  13.70     123,147,411      1.40% to 1.95%       1.97%         -8.77% to  -3.25%(5)

Conservative Growth Strategy (Class 2)

2005   13,019,391   14.68 to 14.81 (8)  191,535,454      1.40% to 1.95%       1.70%          3.61% to   4.18%
2004   13,601,996   14.17 to 14.21 (8)  192,367,449      1.40% to 1.95%       1.92%          8.61% to   9.21%
2003   11,312,263   12.93 to 13.11      146,699,325      1.40% to 1.95%       2.13%         -3.46% to  -2.94%
2002    6,071,979   13.35 to 13.53       81,208,456      1.40% to 1.95%       2.47%         -5.31% to  -0.98%(5)

Large Cap Growth Portfolio (Class 2)

2005    9,062,550    8.25 to  8.39       75,431,698      1.40% to 1.95%       0.00%        2.97%   to   3.53%
2004    8,958,148    8.01 to  8.10       72,131,748      1.40% to 1.95%       0.00%       18.37%   to  19.02%
2003    6,679,182    6.77 to  6.81       45,250,524      1.40% to 1.95%       0.00%      -14.64%   to -14.18%
2002    4,680,882    7.90 to  7.95       37,007,912      1.40% to 1.95%       0.00%      -21.84%   to  -9.76%(5)

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)


                        At April 30                                      For the Year Ended April 30
------------------------------------------------------     ------------------------------------------------------------
                    Unit Fair Value                         Expense Ratio      Investment            Total Return
                      Lowest to            Net Assets           Lowest           Income                Lowest to
Year       Units     Highest ($)(7)           ($)           to Highest (1)      Ratio (2)             Highest (3)
----    ----------  ------------------    ------------     ---------------     ----------       -----------------------
Large Cap Composite Portfolio (Class 2)

2005     3,116,579    9.04  to  9.17 (8)    28,390,627       1.40% to 1.95%       0.10%           3.50%    to   4.06%
2004     3,143,934    8.74  to  8.81 (8)    27,564,090       1.40% to 1.95%       0.07%          17.80%    to  18.45%
2003     2,472,403    7.39  to  7.45        18,323,498       1.40% to 1.95%       0.20%         -16.46%    to -16.00%
2002     1,735,375    8.82  to  8.88        15,328,272       1.40% to 1.95%       0.00%         -15.19%    to  -5.80%(5)

Large Cap Value Portfolio (Class 2)

2005     8,662,073   11.99  to 12.52       107,244,514       1.40% to 1.95%       0.68%           6.87%    to   7.45%
2004     7,891,730   11.22  to 11.65        91,234,932       1.40% to 1.95%       0.75%          22.85%    to  23.52%
2003     6,106,189    9.13  to  9.43        57,267,796       1.40% to 1.95%       0.27%         -16.95%    to -16.50%
2002     4,675,294   11.00  to 11.30        52,651,828       1.40% to 1.95%       0.43%          -8.79%    to  -5.42%(5)

Mid Cap Growth Portfolio (Class 2)

2005     5,145,797   13.82  to 13.78 (8)    71,468,422       1.40% to 1.95%       0.00%           1.17%    to   1.72%
2004     5,124,765   13.66  to 13.75 (8)    70,053,839       1.40% to 1.95%       0.00%          33.50%    to  34.23%
2003     3,521,157   10.18  to 10.28        35,910,398       1.40% to 1.95%       0.00%         -16.40%    to -15.95%
2002     2,843,909   12.14  to 12.25        34,553,224       1.40% to 1.95%       0.00%         -11.22%    to  -1.75%(5)

Mid Cap Value Portfolio (Class 2)

2005     5,691,824   18.34  to 19.78       110,814,485       1.40% to 1.95%       0.32%          13.96%    to  14.59%
2004     4,849,209   16.10  to 17.26        82,845,283       1.40% to 1.95%       0.60%          30.47%    to  31.19%
2003     3,753,592   12.34  to 13.16        49,036,878       1.40% to 1.95%       0.16%         -16.27%    to -15.82%
2002     3,225,649   14.73  to 15.63        50,248,919       1.40% to 1.95%       0.59%           2.88%(5) to  10.04%

Small Cap Portfolio (Class 2)

2005     6,102,359   10.21  to 10.36 (8)    62,783,384       1.40% to 1.95%       0.00%          -0.84%    to  -0.29%
2004     5,957,810   10.30  to 10.39 (8)    61,539,737       1.40% to 1.95%       0.00%          27.67%    to  28.37%
2003     3,845,782    8.04  to  8.12        30,985,906       1.40% to 1.95%       0.00%         -23.03%    to -22.61%
2002     2,996,292   10.42  to 10.51        31,232,150       1.40% to 1.95%       0.00%          -6.89%    to   2.01%(5)

International Equity Portfolio (Class 2)

2005     9,957,879    8.49  to  8.60 (8)    85,111,831       1.40% to 1.95%       1.10%           9.38%    to   9.98%
2004     7,613,301    7.76  to  7.82 (8)    59,260,099       1.40% to 1.95%       0.88%          33.38%    to  34.10%
2003     5,179,868    5.80  to  5.83        30,120,703       1.40% to 1.95%       0.23%         -25.25%    to -24.96%
2002     2,956,184    7.74  to  7.79        22,913,462       1.40% to 1.95%       0.00%         -19.32%    to  -1.39%(5)

Diversified Fixed Income Portfolio (Class 2)

2005    10,457,794   11.53  to 12.04       124,451,319       1.40% to 1.95%       2.94%           2.49%    to   3.05%
2004    11,202,717   11.25  to 11.68       129,845,199       1.40% to 1.95%       2.22%          -0.99%    to  -0.45%
2003    12,205,305   11.36  to 11.73       142,395,670       1.40% to 1.95%       0.47%           6.97%    to   7.52%
2002     4,759,508   10.62  to 10.91        51,800,174       1.40% to 1.95%       3.18%          -1.36%(5) to   3.24%

Cash Management Portfolio (Class 2)

2005     5,187,723   10.40  to 10.58        54,495,028       1.40% to 1.95%       0.17%          -0.94%    to  -0.40%
2004     4,648,052   10.50  to 10.62        49,137,559       1.40% to 1.95%       0.62%          -1.78%    to  -1.24%
2003     4,668,834   10.68  to 10.76        50,041,649       1.40% to 1.95%       1.30%          -1.28%    to  -0.76%
2002     2,950,078   10.79  to 10.86        31,893,473       1.40% to 1.95%       0.62%          -0.25%(5) to   0.57%

Focus Growth Portfolio (Class 2)

2005     9,539,037    6.69  to  6.80 (8)    64,423,382       1.40% to 1.95%       0.00%          -5.22%    to  -4.70%
2004     9,361,514    7.06  to  7.13 (8)    66,439,046       1.40% to 1.95%       0.00%          27.24%    to  27.94%
2003     6,602,801    5.54  to  5.59        36,675,271       1.40% to 1.95%       0.00%         -15.59%    to -15.13%
2002     5,145,160    6.55  to  6.59        33,702,315       1.40% to 1.95%       0.00%         -14.25%    to  -4.46%(5)

Focus Growth and Income Portfolio (Class 2)

2005     5,289,872    8.93  to  9.10 (8)    46,705,858       1.40% to 1.95%       0.00%           0.11%    to   0.66%
2004     5,668,168    8.92  to  9.04 (8)    49,667,898       1.40% to 1.95%       0.00%          20.45%    to  21.12%
2003     3,072,999    7.10  to  7.47        22,237,737       1.40% to 1.95%       0.00%         -13.01%    to -12.53%
2002     1,679,285    8.14  to  8.55        13,818,473       1.40% to 1.95%       0.05%          -8.96%    to   2.02%(5)

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)


                        At April 30                                             For the Year Ended April 30
--------------------------------------------------------          -----------------------------------------------------------
                        Unit Fair Value                           Expense Ratio     Investment          Total Return
                           Lowest to         Net Assets            Lowest             Income              Lowest to
Year       Units         Highest ($)(7)          ($)               to Highest (1)    Ratio (2)           Highest (3)
----     ---------     -----------------     ----------           ---------------   -----------     -------------------------
Focus Value Portfolio (Class 2)

2005     4,729,943     13.25  to 13.58       63,830,283           1.40% to 1.95%        0.67%         9.95%     to  10.55%
2004     3,898,970     12.05  to 12.28       47,700,345           1.40% to 1.95%        0.00%        29.60%     to  30.31%
2003     2,235,185      9.30  to  9.44       21,014,443           1.40% to 1.95%        1.08%       -12.72%     to -12.24%
2002     1,266,808     10.65  to 10.79       13,591,403           1.40% to 1.95%        0.00%        -3.51% (4) to   7.40%(5)

Focus TechNet Portfolio (Class 2)

2005     6,167,482      4.07  to  4.15 (8)   26,595,288           1.40% to 1.95%        0.00%        -3.99%     to  -3.45%
2004     6,441,127      4.24  to  4.29 (8)   28,955,179           1.40% to 1.95%        0.00%        52.52%     to  53.36%
2003     3,656,127      2.78  to  3.09       10,693,989           1.40% to 1.95%        0.00%       -15.57%     to -15.12%
2002     1,430,649      3.30  to  3.65        5,099,065           1.40% to 1.95%        0.00%       -47.98%     to -25.68%(5)

Growth Strategy (Class 3)

2005     2,403,864     15.13  to 15.60 (8)   37,340,154           1.40% to 1.95%        0.43%         4.24%     to   4.82%
2004       720,543     14.51  to 14.88 (8)   10,671,640           1.40% to 1.95%        0.20%         4.41%     to  15.51%(9)
2003         2,839     12.57  to 12.81           36,337           1.55% to 1.95%        0.05%         2.09% (6) to   4.11%(6)
2002            --                  --               --                      --           --                          --

Moderate Growth Strategy (Class 3)

2005     5,373,257     14.87  to 15.36       82,125,336           1.40% to 1.95%        0.76%         3.73%     to   4.31%
2004     1,716,904     14.34  to 14.73       25,167,840           1.40% to 1.95%        0.26%         3.65%     to  14.01%(9)
2003        17,478     12.58  to 12.82          223,550           1.55% to 1.95%        0.00%         2.09% (6) to   4.06%(6)
2002            --                  --               --                      --           --                          --

Balanced Growth Strategy (Class 3)

2005     5,135,222     14.64  to 15.03       76,653,458           1.40% to 1.95%        1.31%         3.88%     to   4.46%
2004     1,634,224     14.09  to 14.39       23,311,741           1.40% to 1.95%        1.05%         3.31%     to  11.12%(9)
2003        32,509     12.68  to 12.84          415,754           1.55% to 1.95%        0.00%         2.54% (6) to   3.84%(6)
2002            --                  --               --                      --           --                          --

Conservative Growth Strategy (Class 3)

2005     3,032,263     14.43  to 14.78 (8)   44,705,045           1.40% to 1.95%        1.82%         3.50%     to   4.07%
2004     1,159,282     13.94  to 14.21 (8)   16,435,218           1.40% to 1.95%        1.19%         2.39%     to   8.25%(9)
2003         2,500     12.88  to 13.13           32,812           1.55% to 1.95%        0.07%         2.04% (6) to   4.04%(6)
2002            --                  --               --                      --           --                          --

Large Cap Growth Portfolio (Class 3)

2005     2,938,773      8.18  to  8.38       24,521,219           1.40% to 1.95%        0.00%         2.87%     to   3.43%
2004       885,941      7.95  to  8.10        7,147,072           1.40% to 1.95%        0.00%         6.22%     to  18.22%(9)
2003         7,268      6.73  to  6.82           49,212           1.55% to 1.95%        0.00%         2.17% (6) to   3.53%(6)
2002            --                  --               --                      --           --                           --

Large Cap Composite Portfolio (Class 3)

2005       806,657      8.87  to  9.16        7,357,615           1.40% to 1.95%        0.00%         3.40%     to   3.96%
2004       297,454      8.58  to  8.81        2,612,628           1.40% to 1.95%        0.01%         4.81%     to  17.06%(9)
2003           309      7.33  to  7.46            2,299           1.55% to 1.95%        0.04%         1.86% (6) to   3.62%(6)
2002            --                 --               --                      --            --                           --

Large Cap Value Portfolio (Class 3)

2005     2,265,870     11.93  to 12.50       28,080,226           1.40% to 1.95%        0.62%         6.77%     to   7.36%
2004       616,248     11.17  to 11.65        7,114,625           1.40% to 1.95%        0.23%         7.16%     to  22.72%(9)
2003         5,431      9.10  to  9.22           49,751           1.55% to 1.95%        0.01%         3.90% (6) to   5.21%(6)
2002            --                  --               --                      --           --                           --

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)


                        At April 30                                      For the Year Ended April 30
---------------------------------------------------         ------------------------------------------------------------
                     Unit Fair Value                         Expense Ratio      Investment           Total Return
                        Lowest to        Net Assets              Lowest           Income               Lowest to
Year      Units       Highest ($)(7)         ($)             to Highest (1)     Ratio (2)            Highest (3)
----    ---------   ------------------   ----------         ---------------     ----------      ------------------------
Mid Cap Growth Portfolio (Class 3)

2005    1,725,705   13.67  to 13.97 (8)  24,007,901           1.40% to 1.95%       0.00%         1.07%     to   1.63%
2004      543,723   13.53  to 13.75 (8)   7,442,389           1.40% to 1.95%       0.00%         5.73%     to  33.33% (9)
2003        4,200   10.14  to 10.28          43,086           1.55% to 1.95%       0.00%         6.55% (6) to   7.99% (6)
2002           --                --              --                      --          --                           --

Mid Cap Value Portfolio (Class 3)

2005    1,492,345   18.10  to 19.75      29,054,970           1.40% to 1.95%       0.22%        13.86%     to  14.49%
2004      398,183   15.90  to 17.25       6,773,706           1.40% to 1.95%       0.16%         9.50%     to  30.24% (9)
2003        3,543   12.21  to 12.42          43,996           1.55% to 1.95%       0.00%         2.81% (6) to   4.60% (6)
2002           --                --              --                      --          --                           --

Small Cap Portfolio (Class 3)

2005    2,268,515   10.09  to 10.34 (8)  23,377,830           1.40% to 1.95%       0.00%        -0.93%     to  -0.38%
2004      677,642   10.19  to 10.38 (8)   7,010,238           1.40% to 1.95%       0.00%         1.57%     to  27.38% (9)
2003        3,121    8.00  to  8.13          25,364           1.55% to 1.95%       0.00%         4.34% (6) to   6.05% (6)
2002           --                --              --                      --          --                           --

International Equity Portfolio (Class 3)

2005    2,763,283    8.39  to  8.59      23,626,162           1.40% to 1.95%       1.09%         9.28%     to   9.88%
2004      722,860    7.68  to  7.82       5,629,172           1.40% to 1.95%       0.28%        11.21%     to  33.25% (9)
2003       10,162    5.76  to  5.83          59,092           1.55% to 1.95%       0.00%        -2.09% (6) to  -0.89% (6)
2002           --                --              --                      --          --                           --

Diversified Fixed Income Portfolio (Class 3)

2005    2,672,785   11.55  to 12.03      31,684,920           1.40% to 1.95%       3.06%         2.39%     to   2.95%
2004      845,644   11.28  to 11.68       9,739,997           1.40% to 1.95%       1.33%        -0.73%     to  -1.08% (9)
2003      151,344   11.40  to 11.42       1,727,262           1.55% to 1.95%       0.00%         2.14% (6) to   2.26% (6)
2002           --                --              --                      --          --                           --

Cash Management Portfolio (Class 3)

2005    1,160,549   10.41  to 10.56      12,194,941           1.40% to 1.95%       0.09%        -1.05%     to  -0.50%
2004      618,067   10.52  to 10.61       6,541,352           1.40% to 1.95%       0.52%        -0.62%     to  -1.97% (9)
2003       23,143   10.74  to 10.75         248,498           1.55% to 1.95%       0.00%        -0.77% (6) to  -0.65% (6)
2002           --                --              --                      --          --                           --

Focus Growth Portfolio (Class 3)

2005    3,134,538    6.55  to  6.79 (8)  21,200,125           1.40% to 1.95%       0.00%        -5.32%     to  -4.80%
2004    1,197,522    6.92  to  7.13 (8)   8,510,091           1.40% to 1.95%       0.00%         3.95%     to  26.03% (9)
2003        1,179    5.49  to  5.59           6,577           1.55% to 1.95%       0.00%         3.00% (6) to   4.86% (6)
2002           --                --              --                      --          --                           --

Focus Growth and Income Portfolio (Class 3)

2005    2,458,873    8.80  to  9.10 (8)  21,925,296           1.40% to 1.95%       0.00%         0.01%     to   0.56%
2004    1,023,866    8.80  to  9.05 (8)   9,056,300           1.40% to 1.95%       0.00%         3.49%     to  19.89% (9)
2003       10,294    7.34  to  7.47          76,908           1.55% to 1.95%       0.00%         5.34% (6) to   7.20% (6)
2002           --                --              --                      --          --                           --

Focus Value Portfolio (Class 3)

2005    1,526,633   13.07  to 13.56      20,591,059           1.40% to 1.95%       0.63%         9.84%     to  10.45%
2004      449,774   11.90  to 12.28       5,497,137           1.40% to 1.95%       0.00%         5.59%     to  28.97% (9)
2003        1,793    9.23  to  9.37          16,771           1.55% to 1.95%       0.04%         9.36% (6) to  11.01% (6)
2002           --                --              --                      --          --                           --

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)


                        At April 30                                      For the Year Ended April 30
------------------------------------------------------       ---------------------------------------------------------------
                     Unit Fair Value                         Expense Ratio      Investment          Total Return
                       Lowest to           Net Assets           Lowest            Income             Lowest to
Year      Units       Highest ($)(7)           ($)             to Highest (1)      Ratio (2)          Highest (3)
----    ---------   ------------------     -----------       ----------------    -----------      -------------------------
Focus TechNet Portfolio (Class 3)

2005    2,656,623    4.02  to 4.14 (8)      11,262,544        1.40% to 1.95%        0.00%         -4.11%      to -3.55%
2004    1,038,166    4.19  to 4.29           4,580,878        1.40% to 1.95%        0.00%         11.26%      to 51.38%  (9)
2003          127    2.77  to 2.81                 354        1.55% to 1.95%        0.00%         14.71%  (6) to 16.36%  (6)
2002           --               --                  --                   --           --                            --

Allocation Moderate Portfolio (Class 3)

2005      906,466    9.68  to 9.69           8,781,684        1.40% to 1.95%        0.00%         -3.20% (10) to -3.09% (10)
2004           --               --                  --                   --           --                            --
2003           --               --                  --                   --           --                            --
2002           --               --                  --                   --           --                            --

Allocation Moderate Growth Portfolio (Class 3)

2005      753,392    9.63  to 9.64           7,258,771        1.40% to 1.95%        0.00%         -3.74% (10) to -3.62% (10)
2004           --              --                   --                   --           --                            --
2003           --              --                   --                   --           --                            --
2002           --              --                   --                   --           --                            --

Allocation Growth Portfolio (Class 3)

2005      793,312    9.56  to 9.58 (8)       7,594,005        1.40% to 1.95%        0.00%         -4.35% (10) to -4.24% (10)
2004           --               --                  --                   --           --                            --
2003           --               --                  --                   --           --                            --
2002           --               --                  --                   --           --                            --

Allocation Balanced Portfolio (Class 3)

2005      818,684    9.74  to 9.75           7,979,266        1.40% to 1.95%        0.00%         -2.62% (10) to -2.51% (10)
2004           --               --                  --                   --           --                            --
2003           --               --                  --                   --           --                            --
2002           --               --                  --                   --           --                            --

Strategic Fixed Income Portfolio (Class 3)

2005      271,085    9.65  to 9.67           2,620,058        1.40% to 1.95%        0.00%         -3.45% (10) to -3.26% (10)
2004           --               --                  --                   --           --                            --
2003           --               --                  --                   --           --                            --
2002           --               --                  --                   --           --                            --

(1) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2004, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2004, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

4)    For Period from October 4, 2001 (inception) to April 30, 2002.

                        VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

5)    For Period from December 10, 2001 (inception) to April 30, 2002.

6)    For Period from November 11, 2002 (inception) to April 30, 2003.

7) In 2004, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2004, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

8) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

9) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

10)   For Period from February 14, 2005 (inception) to April 30, 2005.